File No. 33-62284

811-1979

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☑	Post-Effective Amendment Number 39

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 40

Ohio National Variable Account B

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

Top Variable Annuities

Ohio National Variable Accounts A and B

The Ohio National Life Insurance Company

One Financial Way • Montgomery, Ohio 45242 •888.925.6446

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

• annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

• other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

• individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

• state and municipal deferred compensation plans and

• non-tax-qualified plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A (“VAA”) for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Calvert Variable Products, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, MFS Variable Insurance Trust, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., and Royce Capital Fund. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

This contract is not currently available for new issue.

This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.

Keep this prospectus for future reference. It sets forth the information about VAA, VAB and the variable annuity contracts that you should know before investing. Additional information about VAA and VAB has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2018. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2018

Form V-4826	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

ON Equity Portfolio	(ClearBridge, LLC)
ON Bond Portfolio	Ohio National Investments, Inc.
ON Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
ON S&P 500® Index Portfolio	(Geode Capital Management, LLC)

ON International Equity Portfolio	(Lazard Asset Management LLC)
ON Foreign Portfolio	(Templeton Global Advisors Limited)

ON Capital Appreciation Portfolio	(Jennison Associates LLC)
ON Janus Henderson Forty Portfolio (domestic/foreign equity securities)	(Janus Capital Management LLC)
ON Janus Henderson Enterprise Portfolio (mid cap equity securities)	(Janus Capital Management LLC)
ON ClearBridge Small Cap Portfolio	(ClearBridge, LLC)
ON Federated High Income Bond Portfolio	(Federated Investment Management Company)
ON Federated Strategic Value Dividend Portfolio	(Federated Equity Management Company of Pennsylvania)
ON Janus Henderson Venture Portfolio (small cap stocks)	(Janus Capital Management LLC)
ON Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)
ON Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
ON Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
ON ICON Balanced Portfolio	(ICON Advisers, Inc.)
ON S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)
ON Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
ON Risk Managed Balanced Portfolio	(Janus Capital Management LLC; AnchorPath Financial, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio	AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)

Federated Managed Volatility Fund II (Primary Shares)	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC
Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 2)	Templeton Investment Counsel, LLC

Form V-4826	2

Franklin Founding Funds Allocation VIP Fund (Class 4) (1) Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Templeton Services, LLC(2) Franklin Advisers, Inc.
Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.

Ivy Variable Insurance Portfolios (Class II)

Ivy VIP Asset Strategy	Ivy Investment Management Company
Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio (formerly Janus Portfolio)	Janus Capital Management LLC
Janus Henderson Overseas Portfolio	Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Janus Capital Management LLC
Janus Henderson Balanced Portfolio	Janus Capital Management LLC
Janus Henderson U.S. Low Volatility Portfolio	(Intech Investment Management LLC)
Janus Henderson Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio	Morgan Stanley Investment Management Inc.

Form V-4826	3

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form V-4826	4

Form V-4826	5

Glossary

Accumulation Units— Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant— A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit— After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund— A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice— A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount— A subdivision of VAA or VAB . The assets of each subaccount are invested in a corresponding available Fund.

Surrender— To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period— A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) and VAB (Variable Account B)— Separate accounts of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts’ underlying Funds.

Withdraw— To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Form V-4826	6

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn)	1st	6%
	2nd	5%
	3rd	4%
	4th	3%
	5th	2%
	6th	1%
	7th and later	0%

Transfer Fee (currently no charge for the first 4 transfers each contract year) $15 (currently the charge is $3)

Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.55%
(we are currently only charging 0.65%)
Account Expenses	0.25%
Total Separate Account Annual Expenses	1.80%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum without waivers		Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	2.14%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$940	$1,627	$2,411	$5,177

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$394	$1,255	$2,221	$5,177

Form V-4826	7

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994	Ohio National Fund Capital Appreciation and Discovery portfolios were added.
March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.
January 3, 1997	Ohio National Fund S&P 500 Index, Core Growth, Growth & Income and Social Awareness portfolios were added.
November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Aspen (Institutional Shares) portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000

Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series Institutional Shares portfolios were no longer available in new contracts.

May 1, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.
November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.
May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.
August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.
May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund, Janus Aspen Series International Growth portfolio, The Prudential Series Fund, Inc., Royce Capital Fund and UBS Series Trust added. Van Kampen Universal Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income portfolio added.
May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.
November 9, 2005

Ohio National Fund U.S. Equity, Balanced, Covered Call, Target VIP and Target Equity/Income portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

Form V-4826	8

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.
April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

Alliance Bernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

November 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.

Form V-4826	9

May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio. Northern Lights Protected Trust TOPS® Protected Balanced ETF Portfolio changed its name to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Protected Moderate Growth ETF Portfolio changed its name to TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Protected Growth ETF Portfolio changed its name to TOPS® Managed Risk Growth ETF Portfolio.

December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

April 15, 2014	Calvert Variable Series Calvert VP SRI Equity Portfolio was no longer available for new contracts

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi-Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio. AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio, and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added.

September 25, 2015	Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.
February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

Form V-4826	10

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

June 5, 2017

Janus Aspen Series Research Portfolio changed its name to Janus Henderson Research Portfolio. Janus Aspen Series Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio. Janus Aspen Series Global Research Portfolio changed its name to Janus Henderson Global Research Portfolio. Janus Aspen Series Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio. Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio changed its name to Janus Henderson U.S. Low Volatility Portfolio. Janus Aspen Series Flexible Bond Portfolio changed its name to Janus Henderson Flexible Bond Portfolio.

May 1, 2018

Ohio National Fund ClearBridge Small Cap Portfolio changed its name to ON ClearBridge Small Cap Portfolio. Ohio National Fund Equity Portfolio changed its name to ON Equity Portfolio. Ohio National Fund Strategic Value Portfolio changed its name to ON Federated Strategic Value Dividend Portfolio. Ohio National Fund High Income Bond Portfolio changed its name to ON Federated High Income Bond Portfolio. Ohio National Fund S&P MidCap 400® Index Portfolio changed its name to ON S&P MidCap 400® Index Portfolio. Ohio National Fund Nasdaq-100® Index Portfolio changed its name to ON Nasdaq-100® Index Portfolio. Ohio National Fund S&P 500® Index Portfolio changed its name to ON S&P 500® Index Portfolio. Ohio National Fund Balanced Portfolio changed its name to ON ICON Balanced Portfolio. Ohio National Fund Aggressive Growth Portfolio changed its name to ON Janus Henderson Forty Portfolio. Ohio National Fund Small Cap Growth Portfolio changed its name to ON Janus Henderson Venture Portfolio. Ohio National Fund Capital Appreciation Portfolio changed its name to ON Capital Appreciation Portfolio. Ohio National Fund Risk Managed Balanced Portfolio changed its name to ON Risk Managed Balanced Portfolio. Ohio National Fund Bristol Portfolio changed its name to ON Bristol Portfolio. Ohio National Fund Bristol Growth Portfolio changed its name to ON Bristol Growth Portfolio. Ohio National Fund Omni Portfolio changed its name to ON Omni Portfolio. Ohio National Fund Bryton Growth Portfolio changed its name to ON Bryton Growth Portfolio. Ohio National Fund Bond Portfolio changed its name to ON Bond Portfolio. Ohio National Fund Mid Cap Opportunity Portfolio changed its name to ON Janus Henderson Enterprise Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $42 billion and equity of approximately $2.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount

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of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Accounts VAA and VAB

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

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Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 800.366.6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA or VAB. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA or VAB under the 1940 Act in the event such registration is no longer required; manage the VAA or VAB under the direction of committee; or combine the VAA or VAB with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA or VAB to another separate account.

Mixed and Shared Funding

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s and/or VAB's participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

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Voting Rights

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.15% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:

Contract Years	Percentage
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and later	0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract

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will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant’s death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Transfer Fee

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer of values from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

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Accumulation Period

Purchase Payment

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Allocation of Purchase Payment

You may allocate your purchase payment among one or more variable subaccounts of VAA or VAB and the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. You may

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not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•  for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

• for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

• such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

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We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Scheduled Transfers (Dollar Cost Averaging)

We administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However,

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DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 800.366.6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Death Benefit

If the annuitant (and any contingent annuitant) dies before the annuity payout date, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit which is based on the date of death will be determined on the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

• interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

Form V-4826	19

• any withdrawals, loans and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

Ohio National Life Employee Discount

We and our affiliated companies may offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of purchase payments. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election any time before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Form V-4826	20

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize an 4% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Form V-4826	21

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing at least 30 days written Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 800.366.6654 (8:30 a.m. to 4:30 p.m., Eastern Time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Form V-4826	22

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA or VAB are a part of, and are taxed with, our operations, VAA or VAB is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or VAB or upon capital gains realized by VAA or VAB on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred for natural persons. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

Form V-4826	23

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments (unless characterized

Form V-4826	24

as Roth contributions) to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Prior Contracts

Annual Payment Combination Variable Annuity

Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

Portion of Total Purchase Payments	Deduction for Sales Expense	Deduction for Administrative Expense	Death Benefit Premium	Total* Combined Deductions
First $10,000	6.3%	2.2%	0.5%	9.0%
Next $15,000	5.5%	2.0%	0.5%	8.0%
Next $25,000	4.8%	1.7%	0.5%	7.0%
Next $50,000	4.0%	1.5%	0.5%	6.0%
Balance over $100,000	3.3%	1.2%	0.5%	5.0%

____________

* Plus 50 (cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 ½% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

Form V-4826	25

Variable Interest Annuity

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Fidelity® VIP Government Money Market Portfolio. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

Flexible Payment Combination Annuity

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

Multiple Funded Combination Annuity (“Top I”)

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or “Top I”) contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Fidelity® VIP Government Money Market Portfolio and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.1%.

Investar Vision/Top Spectrum Flexible Payment Variable Annuity

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

Year	Percent
1st and 2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th and later	0%

“Top Tradition” Flexible Purchase Payment Variable Annuity

From September 10, 1984 to April 30, 2004, we issued “Top Tradition” flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.

Form V-4826	26

Accumulation Unit Values for Prior Contracts

Annual Payment Combination Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

VAA Equity	2008	$183.17	$81.94	8,842
	2009	$81.94	$112.85	7,352
	2010	$112.85	$120.58	7,170
	2011	$120.58	$115.35	6,505
	2012	$115.35	$132.13	6,221
	2013	$132.13	$180.13	5,400
	2014	$180.13	$203.43	5,074
	2015	$203.43	$193.99	4,622
	2016	$193.99	$216.48	3,725
	2017	$216.48	$245.76	3,522

VAB Equity	2008	$194.16	$86.86	64,118
	2009	$86.86	$119.63	6,131
	2010	$119.63	$127.81	5,641
	2011	$127.81	$122.27	5,440
	2012	$122.27	$140.66	5,221
	2013	$140.66	$190.94	5,124
	2014	$190.94	$215.64	4,895
	2015	$215.64	$205.63	3,025
	2016	$205.63	$229.47	3,034
	2017	$229.47	$260.51	3,025

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Variable Interest Annuity
Fidelity® Variable Insurance Products	2016	$31.29	$30.98	455	544
	2017	$31.29	$30.76	171	542

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Flexible Payment Combination Annuity
VAA Equity	2008	$101.92	$45.55	2,356
	2009	$45.55	$62.67	2,310
	2010	$62.67	$66.89	1,943
	2011	$66.89	$63.93	2,054
	2012	$63.93	$73.15	1,571
	2013	$73.15	$99.63	1,524
	2014	$99.63	$112.41	1,472
	2015	$112.41	$107.09	1,416
	2016	$107.09	$119.39	1,259

Form V-4826	27

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$119.39	$135.40	1,188

VAB Equity	2008	$98.16	$43.87	636
	2009	$43.87	$60.36	653
	2010	$60.36	$64.43	254
	2011	$64.43	$61.57	253
	2012	$61.57	$70.46	253
	2013	$70.46	$95.96	252
	2014	$95.96	$108.27	252
	2015	$108.27	$103.14	252
	2016	$103.14	$114.99	251
	2017	$114.99	$130.41	251

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
VAA ON Equity Portfolio	2008	$81.57	$36.45	32,405	0
	2009	$36.45	$50.16	29,083	0
	2010	$50.16	$53.54	24,834	0
	2011	$53.54	$51.17	19,528	0
	2012	$51.17	$58.55	17,782	0
	2013	$58.55	$79.74	16,650	0
	2014	$79.74	$89.97	13,406	0
	2015	$89.97	$85.71	12,388	0
	2016	$85.71	$95.55	8,568	0
	2017	$95.55	$108.37	7,813	0

VAB ON Equity Portfolio	2008	$85.19	$38.07	0	2,847
	2009	$38.07	$52.38	0	2,388
	2010	$52.38	$55.91	0	2,330
	2011	$55.91	$53.44	0	1,872
	2012	$53.44	$61.15	0	1,552
	2013	$61.15	$83.28	0	1,492
	2014	$83.28	$93.96	0	1,496
	2015	$93.96	$89.51	0	1,297
	2016	$89.51	$99.79	0	1,272
	2017	$99.79	$113.18	0	711

VAA ON Bond Portfolio	2008	$45.17	$39.56	3,854	0
	2009	$39.56	$47.32	3,494	0
	2010	$47.32	$50.47	9,462	0
	2011	$50.47	$53.10	2,234	0
	2012	$53.10	$56.33	2,166	0

Form V-4826	28

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$56.33	$54.64	1,244	0
	2014	$54.64	$57.23	1,123	0
	2015	$57.23	$55.45	786	0
	2016	$55.45	$59.18	772	0
	2017	$59.18	$62.15	583	0

VAB ON Bond Portfolio	2008	$45.14	$39.54	0	205
	2009	$39.54	$47.29	0	199
	2010	$47.29	$50.44	0	194
	2011	$50.44	$53.07	0	189
	2012	$53.07	$56.30	0	185
	2013	$56.30	$54.61	0	181
	2014	$54.61	$57.20	0	177
	2015	$57.20	$55.42	0	173
	2016	$55.42	$59.14	0	170
	2017	$59.14	$62.11	0	167

VAA ON Omni Portfolio	2008	$42.03	$28.49	13,735	0
	2009	$28.49	$37.52	11,676	0
	2010	$37.52	$42.01	9,462	0
	2011	$42.01	$39.84	7,844	0
	2012	$39.84	$44.15	6,523	0
	2013	$44.15	$57.01	5,132	0
	2014	$57.01	$63.22	5,015	0
	2015	$63.22	$63.88	4,970	0
	2016	$63.88	$69.65	4,853	0
	2017	$69.65	$83.40	3,194	0

VAB ON Omni Portfolio	2008	$41.97	$28.45	0	7,530
	2009	$28.45	$37.47	0	6,376
	2010	$37.47	$41.95	0	5,734
	2011	$41.95	$39.79	0	4,198
	2012	$39.79	$44.09	0	4,077
	2013	$44.09	$56.93	0	4,059
	2014	$56.93	$63.13	0	417
	2015	$63.13	$63.79	0	407
	2016	$63.79	$69.55	0	395
	2017	$69.55	$83.28	0	385

ON S&P 500® Index Portfolio	2008	$10.99	$6.81	415	2,436
	2009	$6.81	$8.48	411	2,268
	2010	$8.48	$9.60	243	1,942
	2011	$9.60	$9.66	239	1,800
	2012	$9.66	$11.03	235	1,665
	2013	$11.03	$14.37	231	1,543

Form V-4826	29

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2014	$14.37	$16.08	49	1,433
	2015	$16.08	$16.05	0	1,330
	2016	$16.05	$17.70	11,586	1,187
	2017	$17.70	$21.25	11,140	1,095

ON International Equity Portfolio	2008	$24.37	$13.00	9,260	1,084
	2009	$13.00	$17.77	9,131	666
	2010	$17.77	$20.52	7,169	659
	2011	$20.52	$17.17	6,984	552
	2012	$17.17	$20.42	6,695	477
	2013	$20.42	$22.56	5,449	470
	2014	$22.56	$20.21	5,437	458
	2015	$20.21	$19.91	5,416	451
	2016	$19.91	$18.73	5,392	445
	2017	$18.73	$23.50	1,981	439

ON Foreign Portfolio	2008	$35.82	$17.25	969	158
	2009	$17.25	$24.92	923	157
	2010	$24.92	$29.52	722	157
	2011	$29.52	$24.08	722	157
	2012	$24.08	$29.23	330	156
	2013	$29.23	$36.91	308	156
	2014	$36.91	$33.30	287	0
	2015	$33.30	$36.05	249	0
	2016	$36.05	$32.97	249	0
	2017	$32.97	$39.08	216	0

ON Capital Appreciation Portfolio	2008	$32.49	$19.60	3,078	52
	2009	$19.60	$27.70	2,827	46
	2010	$27.70	$32.05	2,785	28
	2011	$32.05	$31.18	2,296	24
	2012	$31.18	$36.26	2,143	19
	2013	$36.26	$48.24	1,659	15
	2014	$48.24	$51.80	1,627	12
	2015	$51.80	$50.18	1,561	8
	2016	$50.18	$56.91	1,148	5
	2017	$56.91	$65.19	1,100	2

ON Janus Henderson Forty Portfolio	2008	$9.46	$5.27	0	0
	2009	$5.27	$7.43	0	0
	2010	$7.43	$8.08	0	0
	2011	$8.08	$7.57	0	0
	2012	$7.57	$9.20	0	0
	2013	$9.20	$11.97	0	0
	2014	$11.97	$12.97	0	0

Form V-4826	30

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2015	$12.97	$14.13	0	0
	2016	$14.13	$14.46	0	0
	2017	$14.46	$18.26	0	0

ON Janus Henderson Enterprise Portfolio	2008	$16.94	$8.16	2,317	108
	2009	$8.16	$11.35	2,338	113
	2010	$11.35	$13.43	2,272	117
	2011	$13.43	$12.84	1,898	0
	2012	$12.84	$15.20	1,716	0
	2013	$15.20	$19.91	0	0
	2014	$19.91	$21.96	0	0
	2015	$21.96	$20.63	0	0
	2016	$20.63	$20.72	0	0
	2017	$20.72	$26.05	0	0

ON ClearBridge Small Cap Portfolio	2008	$10.94	$6.89	848	0
	2009	$6.89	$9.22	828	0
	2010	$9.22	$12.44	827	0
	2011	$12.44	$12.00	827	0
	2012	$12.00	$13.51	752	0
	2013	$13.51	$17.41	716	0
	2014	$17.41	$17.64	684	0
	2015	$17.64	$17.02	623	0
	2016	$17.02	$21.55	623	0
	2017	$21.55	$23.92	472	0

ON Federated High Income Bond Portfolio	2008	$11.42	$11.19	2,064	170
	2009	$11.19	$16.51	2,063	175
	2010	$16.51	$18.63	2,063	178
	2011	$18.63	$19.42	1,994	0
	2012	$19.42	$21.96	1,925	0
	2013	$21.96	$23.26	0	0
	2014	$23.26	$23.64	0	0
	2015	$23.64	$22.67	0	0
	2016	$22.67	$25.65	0	0
	2017	$25.65	$27.14	0	0

ON Federated Strategic Value Dividend Portfolio	2008	$11.42	$8.10	0	0
	2009	$8.10	$8.94	0	0
	2010	$8.94	$9.90	0	0
	2011	$9.90	$11.17	0	0
	2012	$11.17	$11.84	0	0
	2013	$11.84	$14.17	0	0
	2014	$14.17	$15.76	0	0
	2015	$15.76	$16.25	0	0

Form V-4826	31

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2016	$16.25	$17.82	0	0
	2017	$17.82	$20.20	79	0

ON Janus Henderson Venture Portfolio	2008	$11.45	$5.93	3,697	252
	2009	$5.93	$8.84	3,686	252
	2010	$8.84	$11.36	3,675	252
	2011	$11.36	$11.55	3,563	252
	2012	$11.55	$13.48	3,250	126
	2013	$13.48	$19.37	7,061	227
	2014	$19.37	$21.20	6,916	217
	2015	$21.20	$20.92	6,759	208
	2016	$20.92	$22.02	5,840	0
	2017	$22.02	$27.00	3,995	0

ON Nasdaq-100® Index Portfolio	2008	$4.93	$2.83	937	0
	2009	$2.83	$4.30	934	0
	2010	$4.30	$5.08	931	0
	2011	$5.08	$5.18	929	0
	2012	$5.18	$6.04	616	0
	2013	$6.04	$8.13	614	0
	2014	$8.13	$9.55	613	0
	2015	$9.55	$10.31	612	0
	2016	$10.31	$10.88	611	0
	2017	$10.88	$14.24	918	0

ON Bristol Portfolio	2008	$12.67	$7.45	15	0
	2009	$7.45	$10.01	45	0
	2010	$10.01	$11.20	0	0
	2011	$11.20	$10.28	0	0
	2012	$10.28	$11.51	0	0
	2013	$11.51	$16.08	0	0
	2014	$16.08	$18.11	0	0
	2015	$18.11	$18.64	0	0
	2016	$18.64	$20.61	0	0
	2017	$20.61	$25.65	182	0

ON Bryton Growth Portfolio	2008	$13.08	$7.82	16	0
	2009	$7.82	$10.50	16	0
	2010	$10.50	$12.89	16	0
	2011	$12.89	$11.56	16	0
	2012	$11.56	$12.73	16	0
	2013	$12.73	$17.72	16	0
	2014	$17.72	$18.61	0	0
	2015	$18.61	$17.62	0	0
	2016	$17.62	$18.22	0	0

Form V-4826	32

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2017	$18.22	$21.91	0	0

ON ICON Balanced Portfolio	2008	$12.67	$9.16	0	0
	2009	$9.16	$11.31	0	0
	2010	$11.31	$12.06	0	0
	2011	$12.06	$12.20	0	0
	2012	$12.20	$13.67	0	0
	2013	$13.67	$15.59	0	0
	2014	$15.59	$16.35	0	0
	2015	$16.35	$16.41	0	0
	2016	$16.41	$16.97	0	0
	2017	$16.97	$18.62	0	0

ON S&P MidCap 400® Index Portfolio	2008	$11.96	$6.75	0	0
	2009	$6.75	$7.66	0	0
	2010	$7.66	$9.05	0	0
	2011	$9.05	$8.82	0	0
	2012	$8.82	$10.06	0	0
	2013	$10.06	$13.60	5,055	0
	2014	$13.60	$14.45	4,950	0
	2015	$14.45	$13.83	4,829	0
	2016	$13.83	$14.98	4,726	0
	2017	$14.98	$17.11	4,584	0

ON Bristol Growth Portfolio	2008	$10.26	$6.03	0	0
	2009	$6.03	$8.49	0	0
	2010	$8.49	$9.47	0	0
	2011	$9.47	$9.20	0	0
	2012	$9.20	$10.12	0	0
	2013	$10.12	$13.88	11	0
	2014	$13.88	$15.37	0	0
	2015	$15.37	$16.08	0	0
	2016	$16.08	$17.13	0	0
	2017	$17.13	$21.98	0	0

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.75	0	0
	2015	$10.75	$10.49	0	0
	2016	$10.49	$10.77	0	0
	2017	$10.77	$12.53	0	0

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.17	0	0
	2013	$10.17	$11.26	0	0
	2014	$11.26	$11.60	0	0
	2015	$11.60	$11.33	0	0

Form V-4826	33

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2016	$11.33	$11.58	0	0
	2017	$11.58	$13.10	0	0

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.37	0	0
	2016	$9.37	$9.66	0	0
	2017	$9.66	$10.65	0	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2008	$12.19	$6.21	0	0
	2009	$6.21	$8.38	0	0
	2010	$8.38	$9.11	0	0
	2011	$9.11	$8.38	0	0
	2012	$8.38	$9.56	0	0
	2013	$9.56	$11.22	0	0
	2014	$11.22	$11.11	0	0
	2015	$11.11	$10.70	0	0
	2016	$10.70	$10.51	0	0
	2017	$10.51	$12.76	0	0

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.30	0	0
	2013	$10.30	$10.33	0	0
	2014	$10.33	$10.81	0	0
	2015	$10.81	$10.22	0	0
	2016	$10.22	$11.27	0	0
	2017	$11.27	$12.24	0	0

Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio	2008	$8.88	$5.64	0	1,049
	2009	$5.64	$7.49	0	1,048
	2010	$7.49	$8.69	0	1,048
	2011	$8.69	$8.48	0	1,048
	2012	$8.48	$9.73	0	524
	2013	$9.73	$12.61	0	485
	2014	$12.61	$13.71	0	464
	2015	$13.71	$13.70	0	444
	2016	$13.70	$15.12	0	0

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$12.31	$8.55	0	0
	2009	$8.55	$10.34	0	0
	2010	$10.34	$11.77	0	0
	2011	$11.77	$12.66	0	0
	2012	$12.66	$13.79	0	0

Form V-4826	34

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$13.79	$16.48	0	0
	2014	$16.48	$17.58	0	0
	2015	$17.58	$16.91	0	0
	2016	$16.91	$18.01	0	0
	2017	$18.01	$22.62	0	0

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.28	0	0
	2009	$6.28	$8.02	0	0
	2010	$8.02	$9.34	0	0
	2011	$9.34	$8.00	0	0
	2012	$8.00	$9.25	0	0
	2013	$9.25	$12.78	0	0
	2014	$12.78	$13.84	0	0
	2015	$13.84	$14.53	0	0
	2016	$14.53	$14.86	0	0
	2017	$14.86	$18.81	0	0

Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$10.33	0	0
	2013	$10.33	$12.44	0	0
	2014	$12.44	$12.78	751	0
	2015	$12.78	$11.69	0	0
	2016	$11.69	$12.45	0	0
	2017	$12.45	$14.54	0	0

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2008	$15.25	$8.64	6,495	250
	2009	$8.64	$11.58	7,242	249
	2010	$11.58	$13.39	7,470	249
	2011	$13.39	$12.88	6,526	248
	2012	$12.88	$14.79	6,384	247
	2013	$14.79	$19.16	6,400	247
	2014	$19.16	$21.16	6,296	0
	2015	$21.16	$21.02	6,232	0
	2016	$21.02	$22.40	6,200	0
	2017	$22.40	$26.94	5,967	0

Fidelity® VIP Mid Cap Portfolio	2008	$23.68	$14.14	5,494	0
	2009	$14.14	$19.55	5,105	0
	2010	$19.55	$24.86	5,233	0
	2011	$24.86	$21.92	5,368	0
	2012	$21.92	$24.84	5,363	0
	2013	$24.84	$33.39	2,321	0
	2014	$33.39	$35.01	2,276	0

Form V-4826	35

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2015	$35.01	$34.07	1,862	0
	2016	$34.07	$37.72	1,842	0
	2017	$37.72	$44.97	1,706	0

Fidelity® VIP Growth Portfolio	2008	$8.74	$4.56	5,482	298
	2009	$4.56	$5.77	5,021	314
	2010	$5.77	$7.07	4,649	326
	2011	$7.07	$6.99	984	0
	2012	$6.99	$7.91	983	0
	2013	$7.91	$10.63	982	0
	2014	$10.63	$11.68	981	0
	2015	$11.68	$12.35	980	0
	2016	$12.35	$12.28	979	0
	2017	$12.28	$16.38	978	0

Fidelity® VIP Equity-Income Portfolio	2008	$12.30	$6.96	0	0
	2009	$6.96	$8.94	0	0
	2010	$8.94	$10.16	0	0
	2011	$10.16	$10.12	0	0
	2012	$10.12	$11.71	0	0
	2013	$11.71	$14.81	0	0
	2014	$14.81	$15.89	0	567
	2015	$15.89	$15.05	0	567
	2016	$15.05	$17.52	0	567
	2017	$17.52	$19.52	0	567

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	0	0
	2009	$5.30	$7.20	0	0
	2010	$7.20	$9.26	282	0
	2011	$9.26	$9.87	390	0
	2012	$9.87	$11.55	1,421	0
	2013	$11.55	$11.61	1,445	0
	2014	$11.61	$14.91	1,408	0
	2015	$14.91	$15.26	240	0
	2016	$15.26	$15.92	254	0
	2017	$15.92	$16.34	111	0

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.37	0	0
	2014	$11.37	$11.89	0	0
	2015	$11.89	$11.61	0	0
	2016	$11.61	$12.06	0	0
	2017	$12.06	$13.87	0	0

Fidelity® Variable Insurance Products (Service Class)
VAA Fidelity® VIP Government Money Market	2016	$23.71	$23.48	521	0

Form V-4826	36

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Portfolio
	2017	$23.48	$23.31	504	0

VAB Fidelity® VIP Government Money Market Portfolio	2016	$23.73	$23.50	0	395
	2017	$23.50	$23.33	0	145

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	2008	$12.08	$8.40	618	0
	2009	$8.40	$11.27	589	0
	2010	$11.27	$12.56	601	0
	2011	$12.56	$12.72	550	0
	2012	$12.72	$14.17	502	0
	2013	$14.17	$15.97	16	0
	2014	$15.97	$16.53	0	0
	2015	$16.53	$15.19	0	0
	2016	$15.19	$17.14	0	0
	2017	$17.14	$18.59	95	0

Franklin Flex Cap Growth VIP Fund (Class 2)	2008	$12.22	$7.82	0	0
	2009	$7.82	$10.28	0	0
	2010	$10.28	$11.82	0	0
	2011	$11.82	$11.13	0	0
	2012	$11.13	$12.02	0	0
	2013	$12.02	$16.35	0	0
	2014	$16.35	$17.16	0	0
	2015	$17.16	$17.71	0	0
	2016	$17.71	$17.02	0	0
	2017	$17.02	$21.37	0	0

Templeton Foreign VIP Fund (Class 2)	2008	$14.32	$8.44	407	0
	2009	$8.44	$11.44	392	0
	2010	$11.44	$12.27	392	0
	2011	$12.27	$10.85	391	0
	2012	$10.85	$12.69	333	0
	2013	$12.69	$15.43	305	0
	2014	$15.43	$13.56	280	0
	2015	$13.56	$12.54	232	0
	2016	$12.54	$13.30	232	0
	2017	$13.30	$15.35	191	0

Franklin Founding Funds Allocation VIP Fund (Class 4)	2008	$10.00	$6.62	0	0
	2009	$6.62	$8.51	0	0
	2010	$8.51	$9.28	0	0

Form V-4826	37

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$9.28	$9.03	0	0
	2012	$9.03	$10.28	0	0
	2013	$10.28	$12.58	0	0
	2014	$12.58	$12.79	0	0
	2015	$12.79	$11.86	0	0
	2016	$11.86	$13.24	0	0
	2017	$13.24	$14.64	0	0

Franklin VolSmart Allocation VIP Fund (Class 5)	2015	$10.00	$9.32	0	0
	2016	$9.32	$9.64	0	0
	2017	$9.64	$11.03	0	0

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	2008	$14.09	$9.12	334	0
	2009	$9.12	$10.68	325	0
	2010	$10.68	$11.74	317	0
	2011	$11.74	$10.80	309	0
	2012	$10.80	$12.72	300	0
	2013	$12.72	$16.76	292	0
	2014	$16.76	$18.73	113	0
	2015	$18.73	$17.71	0	0
	2016	$17.71	$19.54	0	0
	2017	$19.54	$21.23	0	0

Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	2008	$10.95	$6.82	0	0
	2009	$6.82	$8.18	0	0
	2010	$8.18	$9.13	0	0
	2011	$9.13	$9.39	0	0
	2012	$9.39	$10.63	0	0
	2013	$10.63	$14.46	0	0
	2014	$14.46	$16.65	0	0
	2015	$16.65	$16.44	0	0
	2016	$16.44	$18.00	0	0
	2017	$18.00	$22.09	0	0

Goldman Sachs Strategic Growth Fund (Institutional Shares)	2008	$10.13	$5.84	0	0
	2009	$5.84	$8.53	0	0
	2010	$8.53	$9.34	0	0
	2011	$9.34	$9.00	0	0
	2012	$9.00	$10.67	0	0
	2013	$10.67	$13.98	0	0
	2014	$13.98	$15.71	0	0

Form V-4826	38

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2015	$15.71	$16.07	0	0
	2016	$16.07	$16.21	0	0
	2017	$16.21	$20.95	0	0

Goldman Sachs Global Trends Allocation Fund (Service Shares)	2012	$10.00	$10.24	0	0
	2013	$10.24	$11.50	0	0
	2014	$11.50	$11.82	0	0
	2015	$11.82	$11.01	0	0
	2016	$11.01	$11.37	0	0
	2017	$11.37	$12.72	0	0

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2009	$10.00	$11.88	1,233	0
	2010	$11.88	$12.77	1,431	0
	2011	$12.77	$11.72	8,635	0
	2012	$11.72	$13.82	8,916	0
	2013	$13.82	$17.10	1,929	0
	2014	$17.10	$16.02	1,890	0
	2015	$16.02	$14.53	274	0
	2016	$14.53	$14.00	297	0
	2017	$14.00	$16.38	0	0

Ivy VIP Natural Resources	2009	$10.00	$13.58	1,206	0
	2010	$13.58	$15.73	1,205	0
	2011	$15.73	$12.22	1,205	0
	2012	$12.22	$12.31	0	0
	2013	$12.31	$13.13	0	0
	2014	$13.13	$11.29	0	0
	2015	$11.29	$8.67	0	0
	2016	$8.67	$10.62	0	0
	2017	$10.62	$10.81	2	0

Ivy VIP Science and Technology	2009	$10.00	$12.91	0	0
	2010	$12.91	$14.40	0	0
	2011	$14.40	$13.43	48	0
	2012	$13.43	$16.97	812	0
	2013	$16.97	$26.26	1,375	0
	2014	$26.26	$26.73	1,340	0
	2015	$26.73	$25.67	501	0
	2016	$25.67	$25.79	492	0
	2017	$25.79	$33.70	436	0

Janus Aspen Series (Institutional Shares)

Form V-4826	39

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Janus Henderson Research Portfolio	2008	$9.29	$5.54	2,510	881
	2009	$5.54	$7.47	2,341	749
	2010	$7.47	$8.46	2,317	610
	2011	$8.46	$7.93	2,111	570
	2012	$7.93	$9.30	1,119	457
	2013	$9.30	$11.99	1,119	424
	2014	$11.99	$13.40	1,118	394
	2015	$13.40	$13.96	1,118	365
	2016	$13.96	$13.87	1,078	326
	2017	$13.87	$17.55	1,040	301

Janus Henderson Global Research Portfolio	2008	$10.52	$5.76	3,829	219
	2009	$5.76	$7.84	3,609	0
	2010	$7.84	$8.99	3,436	0
	2011	$8.99	$7.67	1,438	0
	2012	$7.67	$9.11	1,272	0
	2013	$9.11	$11.57	1,491	0
	2014	$11.57	$12.30	1,314	0
	2015	$12.30	$11.88	1,218	0
	2016	$11.88	$12.00	1,218	0
	2017	$12.00	$15.08	599	0

Janus Henderson Balanced Portfolio	2008	$14.40	$11.98	4,836	1,277
	2009	$11.98	$14.92	5,331	1,281
	2010	$14.92	$16.00	5,602	1,284
	2011	$16.00	$16.08	5,309	1,132
	2012	$16.08	$18.07	5,317	0
	2013	$18.07	$21.48	3,812	0
	2014	$21.48	$23.05	4,444	0
	2015	$23.05	$22.95	2,912	0
	2016	$22.95	$23.74	2,908	0
	2017	$23.74	$27.81	2,461	0

Janus Aspen Series (Service Shares)
Janus Henderson Overseas Portfolio	2008	$20.09	$9.49	513	0
	2009	$9.49	$16.81	3,659	0
	2010	$16.81	$20.79	2,905	0
	2011	$20.79	$13.92	2,828	0
	2012	$13.92	$15.58	673	0
	2013	$15.58	$17.61	462	0
	2014	$17.61	$15.31	439	0
	2015	$15.31	$13.81	266	0
	2016	$13.81	$12.74	262	0
	2017	$12.74	$16.49	196	0

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0

Form V-4826	40

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$9.90	$12.22	0	0
	2014	$12.22	$14.23	0	0
	2015	$14.23	$14.65	0	0
	2016	$14.65	$15.90	0	0
	2017	$15.90	$18.15	0	0

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.80	0	0
	2016	$9.80	$9.91	0	0
	2017	$9.91	$10.13	0	0

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2008	$12.14	$8.02	0	0
	2009	$8.02	$10.04	0	0
	2010	$10.04	$12.26	0	0
	2011	$12.26	$12.39	0	0
	2012	$12.39	$14.75	0	0
	2013	$14.75	$19.30	0	0
	2014	$19.30	$21.98	0	0
	2015	$21.98	$21.16	0	0
	2016	$21.16	$24.01	0	0
	2017	$24.01	$27.01	159	0

JPMorgan Insurance Trust Small Cap Core Portfolio	2008	$10.83	$7.29	0	0
	2009	$7.29	$8.84	0	0
	2010	$8.84	$11.11	0	0
	2011	$11.11	$10.47	0	0
	2012	$10.47	$12.39	0	0
	2013	$12.39	$17.44	0	0
	2014	$17.44	$18.91	0	0
	2015	$18.91	$17.71	0	0
	2016	$17.71	$21.06	0	0
	2017	$21.06	$24.01	0	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2008	$20.15	$12.66	288	0
	2009	$12.66	$19.12	277	0
	2010	$19.12	$23.40	266	0
	2011	$23.40	$21.05	0	0
	2012	$21.05	$22.95	0	0
	2013	$22.95	$30.70	0	0
	2014	$30.70	$33.72	0	0
	2015	$33.72	$32.56	0	0
	2016	$32.56	$37.28	0	0

Form V-4826	41

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2017	$37.28	$42.02	0	0

Lazard Retirement Emerging Markets Equity Portfolio	2008	$37.55	$19.04	538	141
	2009	$19.04	$31.99	1,000	501
	2010	$31.99	$38.82	1,058	501
	2011	$38.82	$31.49	801	0
	2012	$31.49	$38.01	751	0
	2013	$38.01	$37.13	793	0
	2014	$37.13	$35.03	768	0
	2015	$35.03	$27.70	205	0
	2016	$27.70	$33.09	208	0
	2017	$33.09	$41.83	148	0

Lazard Retirement International Equity Portfolio	2008	$13.85	$8.63	0	0
	2009	$8.63	$10.37	0	0
	2010	$10.37	$10.94	0	0
	2011	$10.94	$10.04	0	0
	2012	$10.04	$12.02	0	0
	2013	$12.02	$14.36	0	0
	2014	$14.36	$13.61	0	0
	2015	$13.61	$13.69	0	0
	2016	$13.69	$12.96	0	0
	2017	$12.96	$15.69	0	0

Lazard Retirement U.S. Strategic Equity Portfolio	2008	$11.67	$7.47	0	0
	2009	$7.47	$9.37	0	0
	2010	$9.37	$10.46	0	0
	2011	$10.46	$10.55	0	0
	2012	$10.55	$11.90	0	0
	2013	$11.90	$15.07	0	0
	2014	$15.07	$17.10	0	0
	2015	$17.10	$15.99	0	0
	2016	$15.99	$17.31	0	0
	2017	$17.31	$20.22	0	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.50	0	0
	2013	$10.50	$12.41	0	0
	2014	$12.41	$12.60	0	0
	2015	$12.60	$12.41	0	0
	2016	$12.41	$12.68	0	0
	2017	$12.68	$15.12	0	0

Legg Mason Partners Variable Equity Trust (Class I Shares)

Form V-4826	42

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
ClearBridge Variable Dividend Strategy Portfolio	2008	$11.78	$7.57	0	0
	2009	$7.57	$9.20	0	0
	2010	$9.20	$10.22	0	0
	2011	$10.22	$10.91	0	0
	2012	$10.91	$12.32	0	0
	2013	$12.32	$15.35	0	0
	2014	$15.35	$17.25	0	0
	2015	$17.25	$16.33	0	0
	2016	$16.33	$18.57	0	0
	2017	$18.57	$21.89	208	0

ClearBridge Variable Large Cap Value Portfolio	2008	$12.34	$7.86	0	0
	2009	$7.86	$9.67	0	0
	2010	$9.67	$10.47	0	0
	2011	$10.47	$10.87	0	0
	2012	$10.87	$12.53	0	0
	2013	$12.53	$16.40	0	0
	2014	$16.40	$18.13	0	474
	2015	$18.13	$17.41	0	474
	2016	$17.41	$19.46	0	473
	2017	$19.46	$22.11	0	473

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.17	0	0
	2013	$10.17	$11.91	0	0
	2014	$11.91	$12.57	0	0
	2015	$12.57	$11.78	0	0
	2016	$11.78	$11.62	0	0
	2017	$11.62	$13.12	0	0

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.74	0	0
	2016	$9.74	$10.04	0	0
	2017	$10.04	$10.50	0	0

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2008	$11.24	$5.38	0	0
	2009	$5.38	$7.52	0	0
	2010	$7.52	$9.61	0	0
	2011	$9.61	$8.92	0	0
	2012	$8.92	$10.27	0	0
	2013	$10.27	$13.93	0	0
	2014	$13.93	$14.96	0	0
	2015	$14.96	$15.46	0	0

Form V-4826	43

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2016	$15.46	$15.99	0	0
	2017	$15.99	$20.04	0	0

MFS® New Discovery Series	2008	$11.74	$7.02	0	0
	2009	$7.02	$11.32	0	0
	2010	$11.32	$15.22	0	0
	2011	$15.22	$13.47	0	0
	2012	$13.47	$16.11	0	0
	2013	$16.11	$22.50	0	0
	2014	$22.50	$20.59	0	0
	2015	$20.59	$19.93	0	0
	2016	$19.93	$21.45	0	0
	2017	$21.45	$26.80	0	0

MFS® Total Return Series	2008	$11.54	$8.87	0	0
	2009	$8.87	$10.32	0	0
	2010	$10.32	$11.19	620	0
	2011	$11.19	$11.25	620	0
	2012	$11.25	$12.34	619	0
	2013	$12.34	$14.49	619	0
	2014	$14.49	$15.52	618	0
	2015	$15.52	$15.26	617	0
	2016	$15.26	$16.42	617	0
	2017	$16.42	$18.20	616	0

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.76	0	0
	2016	$9.76	$10.21	0	0
	2017	$10.21	$12.94	0	0

Morgan Stanley Variable Insurance Fund, Inc. (Class I)
Morgan Stanley VIF U.S. Real Estate Portfolio	2008	$32.91	$20.22	1,239	0
	2009	$20.22	$25.67	1,238	0
	2010	$25.67	$32.99	1,237	0
	2011	$32.99	$34.57	1,202	0
	2012	$34.57	$39.60	1,167	0
	2013	$39.60	$39.98	208	0
	2014	$39.98	$51.30	186	0
	2015	$51.30	$51.84	176	0
	2016	$51.84	$54.77	176	0
	2017	$54.77	$55.86	176	0

Morgan Stanley Variable Insurance Fund, Inc. (Class II)

Form V-4826	44

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2008	$10.80	$9.57	0	0
	2009	$9.57	$10.35	0	0
	2010	$10.35	$10.94	0	0
	2011	$10.94	$11.41	0	0
	2012	$11.41	$12.32	0	0
	2013	$12.32	$12.11	0	0
	2014	$12.11	$12.89	0	0
	2015	$12.89	$12.64	0	0
	2016	$12.64	$13.24	0	0
	2017	$13.24	$13.87	0	0

Morgan Stanley VIF Growth Portfolio	2008	$12.34	$6.18	0	0
	2009	$6.18	$10.10	0	0
	2010	$10.10	$12.25	0	0
	2011	$12.25	$11.74	0	0
	2012	$11.74	$13.25	0	0
	2013	$13.25	$19.36	0	0
	2014	$19.36	$20.31	0	0
	2015	$20.31	$22.50	0	0
	2016	$22.50	$21.83	0	0
	2017	$21.83	$30.83	0	0

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.39	$5.56	0	0
	2009	$5.56	$8.03	0	0
	2010	$8.03	$10.01	0	0
	2011	$10.01	$9.24	0	0
	2012	$9.24	$10.54	0	0
	2013	$10.54	$14.25	0	0
	2014	$14.25	$16.01	0	0
	2015	$16.01	$14.48	0	0
	2016	$14.48	$16.62	0	0
	2017	$16.62	$19.12	0	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.21	0	0
	2013	$10.21	$10.90	0	0
	2014	$10.90	$11.11	0	0
	2015	$11.11	$10.50	0	0
	2016	$10.50	$11.03	0	0
	2017	$11.03	$12.07	0	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.21	123	0

Form V-4826	45

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$10.21	$11.35	0	0
	2014	$11.35	$11.54	0	0
	2015	$11.54	$10.69	0	0
	2016	$10.69	$11.24	0	0
	2017	$11.24	$12.65	0	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.17	165	0
	2013	$10.17	$11.67	0	0
	2014	$11.67	$11.69	0	0
	2015	$11.69	$10.51	0	0
	2016	$10.51	$10.97	0	0
	2017	$10.97	$12.77	0	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2008	$10.99	$10.10	0	514
	2009	$10.10	$11.83	0	512
	2010	$11.83	$12.65	19	511
	2011	$12.65	$13.97	68	510
	2012	$13.97	$15.03	754	509
	2013	$15.03	$13.49	663	171
	2014	$13.49	$13.76	0	171
	2015	$13.76	$13.24	0	170
	2016	$13.24	$13.78	0	0
	2017	$13.78	$14.13	0	0

PIMCO Total Return Portfolio	2008	$11.21	$11.62	0	0
	2009	$11.62	$13.11	454	0
	2010	$13.11	$14.02	620	511
	2011	$14.02	$14.37	1,281	0
	2012	$14.37	$15.58	1,207	0
	2013	$15.58	$15.11	934	0
	2014	$15.11	$15.58	481	0
	2015	$15.58	$15.49	480	0
	2016	$15.49	$15.73	480	0
	2017	$15.73	$16.32	480	0

PIMCO Global Bond Portfolio (Unhedged)	2008	$11.23	$11.01	330	487
	2009	$11.01	$12.73	316	485
	2010	$12.73	$14.06	299	484
	2011	$14.06	$14.96	191	483
	2012	$14.96	$15.82	83	482
	2013	$15.82	$14.32	77	167
	2014	$14.32	$14.49	72	166
	2015	$14.49	$13.75	71	166
	2016	$13.75	$14.15	71	0

Form V-4826	46

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2017	$14.15	$15.21	0	0

PIMCO CommodityRealReturn® Strategy Portfolio	2009		$13.38	449	0
	2010	$13.38	$16.48	723	0
	2011	$16.48	$15.07	795	0
	2012	$15.07	$15.70	757	0
	2013	$15.70	$13.25	639	0
	2014	$13.25	$10.69	128	0
	2015	$10.69	$7.86	124	0
	2016	$7.86	$8.95	137	0
	2017	$8.95	$9.04	0	0

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.04	0	0
	2013	$10.04	$11.06	0	0
	2014	$11.06	$11.58	0	0
	2015	$11.58	$10.82	0	0
	2016	$10.82	$11.53	0	0
	2017	$11.53	$13.33	0	0

PIMCO Low Duration Portfolio	2015	$10.00	$9.87	0	0
	2016	$9.87	$9.90	0	0
	2017	$9.90	$9.93	0	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2008	$11.44	$7.07	0	0
	2009	$7.07	$9.96	0	0
	2010	$9.96	$10.98	0	0
	2011	$10.98	$10.86	0	0
	2012	$10.86	$12.43	0	0
	2013	$12.43	$16.85	0	0
	2014	$16.85	$18.27	0	0
	2015	$18.27	$20.06	0	0
	2016	$20.06	$19.59	0	0
	2017	$19.59	$26.37	0	0

Jennison 20/20 Focus Portfolio	2008	$12.71	$7.62	0	0
	2009	$7.62	$11.86	0	0
	2010	$11.86	$12.59	0	0
	2011	$12.59	$11.89	0	0
	2012	$11.89	$13.01	0	0
	2013	$13.01	$16.65	0	0
	2014	$16.65	$17.57	0	0
	2015	$17.57	$18.40	0	0
	2016	$18.40	$18.42	0	0

Form V-4826	47

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2017	$18.42	$23.64	0	0

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2008	$11.42	$8.23	993	0
	2009	$8.23	$11.00	1,087	0
	2010	$11.00	$13.11	1,349	0
	2011	$13.11	$12.54	1,431	0
	2012	$12.54	$13.96	1,397	0
	2013	$13.96	$18.60	1,416	0
	2014	$18.60	$19.00	1,332	0
	2015	$19.00	$16.57	1,260	0
	2016	$16.57	$19.83	1,223	0
	2017	$19.83	$20.67	970	0

Royce Micro-Cap Portfolio	2008	$12.95	$7.26	993	0
	2009	$7.26	$11.35	17	0
	2010	$11.35	$14.60	17	0
	2011	$14.60	$12.69	17	0
	2012	$12.69	$13.51	17	0
	2013	$13.51	$16.16	17	0
	2014	$16.16	$15.41	0	0
	2015	$15.41	$13.35	0	0
	2016	$13.35	$15.80	0	0
	2017	$15.80	$16.44	0	0

Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund	2008	$10.71	$5.89	642	0
	2009	$5.89	$8.18	641	0
	2010	$8.18	$10.97	640	0
	2011	$10.97	$10.89	373	0
	2012	$10.89	$12.68	372	0
	2013	$12.68	$18.04	372	0
	2014	$18.04	$17.91	372	0
	2015	$17.91	$17.46	371	0
	2016	$17.46	$18.59	371	0
	2017	$18.59	$23.74	109	0

Wells Fargo VT Opportunity Fund	2008	$16.06	$9.51	292	213
	2009	$9.51	$13.90	291	212
	2010	$13.90	$17.02	291	128
	2011	$17.02	$15.90	290	128
	2012	$15.90	$18.17	290	0
	2013	$18.17	$23.49	290	0
	2014	$23.49	$25.65	289	0
	2015	$25.65	$24.59	289	0

Form V-4826	48

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2016	$24.59	$27.30	279	0
	2017	$27.30	$32.52	269	0

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2008	$15.36	$6.84	30,477
	2009	$6.84	$9.39	23,936
	2010	$9.39	$9.99	21,776
	2011	$9.99	$9.52	20,672
	2012	$9.52	$10.86	17,680
	2013	$10.86	$14.75	17,096
	2014	$14.75	$16.59	16,716
	2015	$16.59	$15.76	15,682
	2016	$15.76	$17.52	13,328
	2017	$17.52	$19.81	11,763

ON Bond Portfolio	2008	$15.77	$13.77	9,783
	2009	$13.77	$16.42	9,439
	2010	$16.42	$17.46	6,259
	2011	$17.46	$18.32	5,668
	2012	$18.32	$19.37	4,627
	2013	$19.37	$18.74	2,900
	2014	$18.74	$19.57	2,766
	2015	$19.57	$18.90	2,642
	2016	$18.90	$20.11	2,524
	2017	$20.11	$21.06	2,334

ON Omni Portfolio	2008	$12.06	$8.15	19,400
	2009	$8.15	$10.70	16,240
	2010	$10.70	$11.95	13,850
	2011	$11.95	$11.30	9,542
	2012	$11.30	$12.48	7,179
	2013	$12.48	$16.07	6,238
	2014	$16.07	$17.77	5,257
	2015	$17.77	$17.90	4,953
	2016	$17.90	$19.46	3,887
	2017	$19.46	$23.23	3,623

ON S&P 500® Index Portfolio	2008	$13.72	$8.49	33,273
	2009	$8.49	$10.53	28,053

Form V-4826	49

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2010	$10.53	$11.89	18,262
	2011	$11.89	$11.93	15,002
	2012	$11.93	$13.57	12,136
	2013	$13.57	$17.64	7,633
	2014	$17.64	$19.67	6,969
	2015	$19.67	$19.58	6,806
	2016	$19.58	$21.52	6,351
	2017	$21.52	$25.76	6,103

ON International Equity Portfolio	2008	$14.23	$7.57	11,303
	2009	$7.57	$10.32	10,035
	2010	$10.32	$11.88	5,954
	2011	$11.88	$9.91	4,597
	2012	$9.91	$11.75	3,627
	2013	$11.75	$12.94	3,620
	2014	$12.94	$11.56	3,377
	2015	$11.56	$11.35	1,836
	2016	$11.35	$10.65	1,795
	2017	$10.65	$13.32	1,673

ON Foreign Portfolio	2008	$30.95	$14.86	8,163
	2009	$14.86	$21.41	7,513
	2010	$21.41	$25.28	5,237
	2011	$25.28	$20.56	3,146
	2012	$20.56	$24.88	1,671
	2013	$24.88	$31.33	1,483
	2014	$31.33	$28.18	1,119
	2015	$28.18	$30.42	885
	2016	$30.42	$27.74	789
	2017	$27.74	$32.78	569

ON Capital Appreciation Portfolio	2008	$24.17	$14.54	15,501
	2009	$14.54	$20.48	12,258
	2010	$20.48	$23.63	9,613
	2011	$23.63	$22.92	7,495
	2012	$22.92	$26.58	5,985
	2013	$26.58	$35.26	5,493
	2014	$35.26	$37.74	4,485
	2015	$37.74	$36.45	3,795
	2016	$36.45	$41.22	2,682
	2017	$41.22	$47.08	2,170

ON Janus Henderson Forty Portfolio	2008	$8.79	$4.88	14,651
	2009	$4.88	$6.86	8,910
	2010	$6.86	$7.44	6,836

Form V-4826	50

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2011	$7.44	$6.96	4,530
	2012	$6.96	$8.43	4,199
	2013	$8.43	$10.92	4,171
	2014	$10.92	$11.81	3,954
	2015	$11.81	$12.83	3,946
	2016	$12.83	$13.08	3,994
	2017	$13.08	$16.48	3,640

ON Janus Henderson Enterprise Portfolio	2008	$18.65	$8.96	807
	2009	$8.96	$12.42	631
	2010	$12.42	$14.65	594
	2011	$14.65	$13.97	547
	2012	$13.97	$16.49	64
	2013	$16.49	$21.54	0
	2014	$21.54	$23.68	0
	2015	$23.68	$22.18	0
	2016	$22.18	$22.21	0
	2017	$22.21	$27.84	0

ON ClearBridge Small Cap Portfolio	2008	$23.30	$14.62	557
	2009	$14.62	$19.51	514
	2010	$19.51	$26.25	353
	2011	$26.25	$25.25	317
	2012	$25.25	$28.34	317
	2013	$28.34	$36.41	317
	2014	$36.41	$36.78	317
	2015	$36.78	$35.38	274
	2016	$35.38	$44.67	230
	2017	$44.67	$49.43	0

ON Federated High Income Bond Portfolio	2008	$14.30	$10.54	1,789
	2009	$10.54	$15.51	1,335
	2010	$15.51	$17.45	771
	2011	$17.45	$18.13	835
	2012	$18.13	$20.44	834
	2013	$20.44	$21.59	753
	2014	$21.59	$21.88	752
	2015	$21.88	$20.92	288
	2016	$20.92	$23.60	93
	2017	$23.60	$24.90	92

ON Federated Strategic Value Dividend Portfolio	2008	$11.41	$8.07	3,257
	2009	$8.07	$8.88	366
	2010	$8.88	$9.80	366
	2011	$9.80	$11.02	366

Form V-4826	51

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2012	$11.02	$11.66	0
	2013	$11.66	$13.91	0
	2014	$13.91	$15.42	0
	2015	$15.42	$15.85	0
	2016	$15.85	$17.34	0
	2017	$17.34	$19.60	0

ON Janus Henderson Venture Portfolio	2008	$11.18	$5.77	0
	2009	$5.77	$8.57	0
	2010	$8.57	$10.99	0
	2011	$10.99	$11.14	0
	2012	$11.14	$12.96	0
	2013	$12.96	$18.57	9,230
	2014	$18.57	$20.26	8,624
	2015	$20.26	$19.94	8,329
	2016	$19.94	$20.93	7,622
	2017	$20.93	$25.59	7,410

ON Nasdaq-100® Index Portfolio	2008	$4.82	$2.76	1,441
	2009	$2.76	$4.18	1,330
	2010	$4.18	$4.92	0
	2011	$4.92	$5.01	0
	2012	$5.01	$5.82	0
	2013	$5.82	$7.80	0
	2014	$7.80	$9.14	0
	2015	$9.14	$9.84	0
	2016	$9.84	$10.35	0
	2017	$10.35	$13.52	0

ON Bristol Portfolio	2008	$12.59	$7.38	3,092
	2009	$7.38	$9.88	3,047
	2010	$9.88	$11.03	2,200
	2011	$11.03	$10.10	2,156
	2012	$10.10	$11.27	1,050
	2013	$11.27	$15.69	1,050
	2014	$15.69	$17.62	1,050
	2015	$17.62	$18.09	0
	2016	$18.09	$19.94	0
	2017	$19.94	$24.74	0

ON Bryton Growth Portfolio	2008	$13.00	$7.75	0
	2009	$7.75	$10.37	0
	2010	$10.37	$12.69	0
	2011	$12.69	$11.35	0
	2012	$11.35	$12.46	0

Form V-4826	52

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2013	$12.46	$17.29	0
	2014	$17.29	$18.11	0
	2015	$18.11	$17.10	0
	2016	$17.10	$17.63	0
	2017	$17.63	$21.13	0

ON ICON Balanced Portfolio	2008	$12.59	$9.07	0
	2009	$9.07	$11.17	1,836
	2010	$11.17	$11.88	1,836
	2011	$11.88	$11.98	1,836
	2012	$11.98	$13.39	1,836
	2013	$13.39	$15.22	1,836
	2014	$15.22	$15.91	1,836
	2015	$15.91	$15.92	1,836
	2016	$15.92	$16.42	1,836
	2017	$16.42	$17.96	1,836

ON S&P MidCap 400® Index Portfolio	2008	$11.96	$6.68	0
	2009	$6.68	$7.56	0
	2010	$7.56	$8.91	0
	2011	$8.91	$8.66	0
	2012	$8.66	$9.85	0
	2013	$9.85	$13.28	0
	2014	$13.28	$14.07	0
	2015	$14.07	$13.42	0
	2016	$13.42	$14.49	0
	2017	$14.49	$16.51	0

ON Bristol Growth Portfolio	2008	$10.24	$6.00	0
	2009	$6.00	$8.42	0
	2010	$8.42	$9.37	0
	2011	$9.37	$9.08	0
	2012	$9.08	$9.95	0
	2013	$9.95	$13.60	0
	2014	$13.60	$15.03	0
	2015	$15.03	$15.67	0
	2016	$15.67	$16.65	0
	2017	$16.65	$21.30	0

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.73	0
	2015	$10.73	$10.44	0
	2016	$10.44	$10.68	0
	2017	$10.68	$12.40	0

AB Variable Products Series Fund, Inc. (Class

Form V-4826	53

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.20	0
	2014	$11.20	$11.51	0
	2015	$11.51	$11.21	0
	2016	$11.21	$11.42	0
	2017	$11.42	$12.88	0

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.35	0
	2016	$9.35	$9.61	0
	2017	$9.61	$10.57	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2008	$12.13	$6.16	0
	2009	$6.16	$8.29	0
	2010	$8.29	$8.99	0
	2011	$8.99	$8.24	0
	2012	$8.24	$9.37	0
	2013	$9.37	$10.97	0
	2014	$10.97	$10.83	0
	2015	$10.83	$10.40	0
	2016	$10.40	$10.19	0
	2017	$10.19	$12.33	0

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.28	0
	2013	$10.28	$10.28	0
	2014	$10.28	$10.72	0
	2015	$10.72	$10.11	0
	2016	$10.11	$11.12	0
	2017	$11.12	$12.04	0

Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio	2008	$8.67	$5.49	245
	2009	$5.49	$7.27	243
	2010	$7.27	$8.41	242
	2011	$8.41	$8.18	241
	2012	$8.18	$9.35	239
	2013	$9.35	$12.09	239
	2014	$12.09	$13.11	238
	2015	$13.11	$13.06	7
	2016	$13.06	$14.37	7
	2017	$14.37	$17.21	7

Dreyfus Variable Investment Fund (Service

Form V-4826	54

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Shares)
Appreciation Portfolio	2008	$12.23	$8.47	2,587
	2009	$8.47	$10.22	0
	2010	$10.22	$11.59	0
	2011	$11.59	$12.43	0
	2012	$12.43	$13.50	0
	2013	$13.50	$16.09	0
	2014	$16.09	$17.10	0
	2015	$17.10	$16.41	0
	2016	$16.41	$17.42	76
	2017	$17.42	$21.82	61

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.27	0
	2009	$6.27	$7.98	568
	2010	$7.98	$9.27	568
	2011	$9.27	$7.91	568
	2012	$7.91	$9.13	568
	2013	$9.13	$12.57	568
	2014	$12.57	$13.57	568
	2015	$13.57	$14.20	568
	2016	$14.20	$14.49	568
	2017	$14.49	$18.28	568

Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$10.31	0
	2013	$10.31	$12.37	0
	2014	$12.37	$12.68	0
	2015	$12.68	$11.56	0
	2016	$11.56	$12.28	0
	2017	$12.28	$14.30	0

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2008	$14.90	$8.42	4,177
	2009	$8.42	$11.25	2,501
	2010	$11.25	$12.98	2,308
	2011	$12.98	$12.44	2,168
	2012	$12.44	$14.25	1,751
	2013	$14.25	$18.40	1,710
	2014	$18.40	$20.26	1,675
	2015	$20.26	$20.07	1,641
	2016	$20.07	$21.32	1,606
	2017	$21.32	$25.56	1,213

Fidelity® VIP Mid Cap Portfolio	2008	$23.15	$13.78	4,740

Form V-4826	55

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2009	$13.78	$19.00	4,467
	2010	$19.00	$24.09	2,812
	2011	$24.09	$21.18	28
	2012	$21.18	$23.93	1,963
	2013	$23.93	$32.06	1,662
	2014	$32.06	$33.52	1,619
	2015	$33.52	$32.52	1,577
	2016	$32.52	$35.90	1,543
	2017	$35.90	$42.67	1,300

Fidelity® VIP Growth Portfolio	2008	$8.55	$4.44	2,966
	2009	$4.44	$5.60	1,260
	2010	$5.60	$6.85	1,119
	2011	$6.85	$6.75	826
	2012	$6.75	$7.61	707
	2013	$7.61	$10.21	701
	2014	$10.21	$11.18	0
	2015	$11.18	$11.79	0
	2016	$11.79	$11.69	0
	2017	$11.69	$15.54	0

Fidelity® VIP Equity-Income Portfolio	2008	$12.22	$6.89	93
	2009	$6.89	$8.83	92
	2010	$8.83	$10.01	92
	2011	$10.01	$9.93	91
	2012	$9.93	$11.47	91
	2013	$11.47	$14.45	0
	2014	$14.45	$15.46	0
	2015	$15.46	$14.60	0
	2016	$14.60	$16.95	0
	2017	$16.95	$18.83	0

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.28	0
	2009	$5.28	$7.16	0
	2010	$7.16	$9.19	0
	2011	$9.19	$9.77	0
	2012	$9.77	$11.39	0
	2013	$11.39	$11.42	0
	2014	$11.42	$14.61	0
	2015	$14.61	$14.91	0
	2016	$14.91	$15.51	0
	2017	$15.51	$15.88	0

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.34	0
	2014	$11.34	$11.83	0

Form V-4826	56

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2015	$11.83	$11.51	0
	2016	$11.51	$11.92	0
	2017	$11.92	$13.67	0

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$11.72	$11.59	9,922
	2017	$11.59	$11.50	7,924

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	2008	$12.00	$8.32	929
	2009	$8.32	$11.13	0
	2010	$11.13	$12.37	0
	2011	$12.37	$12.49	205
	2012	$12.49	$13.87	220
	2013	$13.87	$15.59	179
	2014	$15.59	$16.08	142
	2015	$16.08	$14.74	106
	2016	$14.74	$16.58	84
	2017	$16.58	$17.93	67

Franklin Flex Cap Growth VIP Fund (Class 2)	2008	$12.14	$7.74	0
	2009	$7.74	$10.15	0
	2010	$10.15	$11.64	0
	2011	$11.64	$10.92	218
	2012	$10.92	$11.77	181
	2013	$11.77	$15.96	148
	2014	$15.96	$16.70	117
	2015	$16.70	$17.19	87
	2016	$17.19	$16.46	69
	2017	$16.46	$20.61	55

Templeton Foreign VIP Fund (Class 2)	2008	$14.23	$8.36	1,064
	2009	$8.36	$11.30	839
	2010	$11.30	$12.09	868
	2011	$12.09	$10.65	1,023
	2012	$10.65	$12.42	858
	2013	$12.42	$15.06	783
	2014	$15.06	$13.20	716
	2015	$13.20	$12.17	651
	2016	$12.17	$12.86	597
	2017	$12.86	$14.81	552

Franklin Founding Funds Allocation VIP Fund (Class 4)	2008	$10.00	$6.60	0

Form V-4826	57

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2009	$6.60	$8.47	0
	2010	$8.47	$9.21	0
	2011	$9.21	$8.93	0
	2012	$8.93	$10.14	0
	2013	$10.14	$12.37	0
	2014	$12.37	$12.53	0
	2015	$12.53	$11.59	0
	2016	$11.59	$12.91	0
	2017	$12.91	$14.23	0

Franklin VolSmart Allocation VIP Fund (Class 5)	2015	$10.00	$9.30	0
	2016	$9.30	$9.59	0
	2017	$9.59	$10.94	0

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	2008	$12.05	$7.78	6,457
	2009	$7.78	$9.08	4,882
	2010	$9.08	$9.95	2,689
	2011	$9.95	$9.13	2,623
	2012	$9.13	$10.72	2,210
	2013	$10.72	$14.09	2,153
	2014	$14.09	$15.69	1,461
	2015	$15.69	$14.79	714
	2016	$14.79	$16.27	683
	2017	$16.27	$17.63	658

Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	2008	$12.22	$7.59	1,993
	2009	$7.59	$9.07	2,011
	2010	$9.07	$10.10	1,071
	2011	$10.10	$10.36	1,001
	2012	$10.36	$11.69	933
	2013	$11.69	$15.86	874
	2014	$15.86	$18.20	823
	2015	$18.20	$17.91	774
	2016	$17.91	$19.56	724
	2017	$19.56	$23.94	680

Goldman Sachs Strategic Growth Fund (Institutional Shares)	2008	$12.86	$7.38	4,687
	2009	$7.38	$10.76	2,828
	2010	$10.76	$11.75	560
	2011	$11.75	$11.28	381
	2012	$11.28	$13.34	380
	2013	$13.34	$17.42	379

Form V-4826	58

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2014	$17.42	$19.53	228
	2015	$19.53	$19.91	127
	2016	$19.91	$20.02	126
	2017	$20.02	$25.80	126

Goldman Sachs Global Trends Allocation Fund (Service Shares)	2012	$10.00	$10.22	0
	2013	$10.22	$11.44	0
	2014	$11.44	$11.73	0
	2015	$11.73	$10.90	0
	2016	$10.90	$11.21	0
	2017	$11.21	$12.51	0

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2011	$12.71	$11.63	0
	2012	$11.63	$13.67	0
	2013	$13.67	$16.86	0
	2014	$16.86	$15.76	0
	2015	$15.76	$14.24	0
	2016	$14.24	$13.68	0
	2017	$13.68	$15.96	0

Ivy VIP Natural Resources	2011	$15.65	$12.12	76
	2012	$12.12	$12.18	64
	2013	$12.18	$12.95	52
	2014	$12.95	$11.11	41
	2015	$11.11	$8.50	31
	2016	$8.50	$10.38	24
	2017	$10.38	$10.54	19

Ivy VIP Science and Technology	2011	$14.33	$13.32	86
	2012	$13.32	$16.79	71
	2013	$16.79	$25.90	58
	2014	$25.90	$26.28	46
	2015	$26.28	$25.17	34
	2016	$25.17	$25.21	27
	2017	$25.21	$32.84	22

Janus Aspen Series (Institutional Shares)
Janus Henderson Research Portfolio	2008	$12.77	$7.59	7,468
	2009	$7.59	$10.21	7,384
	2010	$10.21	$11.53	1,087
	2011	$11.53	$10.77	924
	2012	$10.77	$12.59	923
	2013	$12.59	$16.19	923

Form V-4826	59

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2014	$16.19	$18.04	923
	2015	$18.04	$18.74	818
	2016	$18.74	$18.57	711
	2017	$18.57	$23.42	149

Janus Henderson Global Research Portfolio	2008	$12.99	$7.09	6,822
	2009	$7.09	$9.63	6,089
	2010	$9.63	$11.00	4,129
	2011	$11.00	$9.35	3,155
	2012	$9.35	$11.08	2,533
	2013	$11.08	$14.03	2,299
	2014	$14.03	$14.87	1,813
	2015	$14.87	$14.33	1,731
	2016	$14.33	$14.42	1,650
	2017	$14.42	$18.07	1,241

Janus Henderson Balanced Portfolio	2008	$19.06	$15.82	38,776
	2009	$15.82	$19.64	29,380
	2010	$19.64	$20.99	17,822
	2011	$20.99	$21.04	16,751
	2012	$21.04	$23.57	13,266
	2013	$23.57	$27.93	8,952
	2014	$27.93	$29.89	8,190
	2015	$29.89	$29.66	7,471
	2016	$29.66	$30.60	6,343
	2017	$30.60	$35.74	6,020

Janus Aspen Series (Service Shares)
Janus Henderson Overseas Portfolio	2008	$19.96	$9.40	461
	2009	$9.40	$16.61	1,050
	2010	$16.61	$20.48	93
	2011	$20.48	$13.66	93
	2012	$13.66	$15.25	93
	2013	$15.25	$17.19	92
	2014	$17.19	$14.90	92
	2015	$14.90	$13.40	92
	2016	$13.40	$12.33	92
	2017	$12.33	$15.90	92

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.89	0
	2013	$9.89	$12.18	0
	2014	$12.18	$14.13	0
	2015	$14.13	$14.51	0
	2016	$14.51	$15.70	0
	2017	$15.70	$17.87	0

Form V-4826	60

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.78	0
	2016	$9.78	$9.86	0
	2017	$9.86	$10.05	0

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2008	$12.06	$7.94	2,129
	2009	$7.94	$9.92	2,169
	2010	$9.92	$12.07	1,433
	2011	$12.07	$12.17	1,407
	2012	$12.17	$14.44	1,297
	2013	$14.44	$18.84	1,276
	2014	$18.84	$21.39	1,258
	2015	$21.39	$20.53	282
	2016	$20.53	$23.23	263
	2017	$23.23	$26.06	247

JPMorgan Insurance Trust Small Cap Core Portfolio	2008	$10.76	$7.22	0
	2009	$7.22	$8.73	0
	2010	$8.73	$10.94	0
	2011	$10.94	$10.28	0
	2012	$10.28	$12.13	0
	2013	$12.13	$17.03	0
	2014	$17.03	$18.40	0
	2015	$18.40	$17.19	0
	2016	$17.19	$20.38	0
	2017	$20.38	$23.16	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2008	$17.35	$10.87	316
	2009	$10.87	$16.36	295
	2010	$16.36	$19.97	279
	2011	$19.97	$17.90	265
	2012	$17.90	$19.46	0
	2013	$19.46	$25.96	0
	2014	$25.96	$28.43	0
	2015	$28.43	$27.36	0
	2016	$27.36	$31.25	0
	2017	$31.25	$35.11	0

Lazard Retirement Emerging Markets Equity Portfolio	2008	$33.65	$17.01	4,803
	2009	$17.01	$28.50	3,285
	2010	$28.50	$34.48	1,871

Form V-4826	61

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2011	$34.48	$27.89	1,816
	2012	$27.89	$33.56	574
	2013	$33.56	$32.69	474
	2014	$32.69	$30.74	450
	2015	$30.74	$24.24	427
	2016	$24.24	$28.87	408
	2017	$28.87	$36.39	392

Lazard Retirement International Equity Portfolio	2008	$13.76	$8.55	0
	2009	$8.55	$10.24	0
	2010	$10.24	$10.78	0
	2011	$10.78	$9.85	0
	2012	$9.85	$11.77	0
	2013	$11.77	$14.02	0
	2014	$14.02	$13.24	0
	2015	$13.24	$13.29	0
	2016	$13.29	$12.54	0
	2017	$12.54	$15.13	0

Lazard Retirement U.S. Strategic Equity Portfolio	2008	$11.60	$7.40	0
	2009	$7.40	$9.26	0
	2010	$9.26	$10.30	0
	2011	$10.30	$10.36	0
	2012	$10.36	$11.65	0
	2013	$11.65	$14.71	0
	2014	$14.71	$16.64	0
	2015	$16.64	$15.52	0
	2016	$15.52	$16.75	0
	2017	$16.75	$19.50	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.48	0
	2013	$10.48	$12.35	0
	2014	$12.35	$12.50	0
	2015	$12.50	$12.28	0
	2016	$12.28	$12.51	0
	2017	$12.51	$14.87	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2008	$11.71	$7.50	0
	2009	$7.50	$9.09	0
	2010	$9.09	$10.07	0
	2011	$10.07	$10.71	0
	2012	$10.71	$12.06	0

Form V-4826	62

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2013	$12.06	$14.98	0
	2014	$14.98	$16.79	0
	2015	$16.79	$15.84	0
	2016	$15.84	$17.96	0
	2017	$17.96	$21.11	0

ClearBridge Variable Large Cap Value Portfolio	2008	$12.26	$7.78	110
	2009	$7.78	$9.55	109
	2010	$9.55	$10.31	109
	2011	$10.31	$10.68	108
	2012	$10.68	$12.27	107
	2013	$12.27	$16.01	107
	2014	$16.01	$17.64	107
	2015	$17.64	$16.90	4
	2016	$16.90	$18.83	4
	2017	$18.83	$21.33	4

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.85	0
	2014	$11.85	$12.47	0
	2015	$12.47	$11.65	0
	2016	$11.65	$11.46	0
	2017	$11.46	$12.90	0

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.72	0
	2016	$9.72	$9.99	0
	2017	$9.99	$10.41	0

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2008	$16.70	$7.97	766
	2009	$7.97	$11.10	742
	2010	$11.10	$14.15	722
	2011	$14.15	$13.09	762
	2012	$13.09	$15.03	140
	2013	$15.03	$20.34	114
	2014	$20.34	$21.78	90
	2015	$21.78	$22.43	67
	2016	$22.43	$23.14	53
	2017	$23.14	$28.91	42

MFS® New Discovery Series	2008	$15.67	$9.34	246
	2009	$9.34	$15.01	2,274

Form V-4826	63

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2010	$15.01	$20.13	61
	2011	$20.13	$17.77	0
	2012	$17.77	$21.18	0
	2013	$21.18	$29.50	0
	2014	$29.50	$26.91	0
	2015	$26.91	$25.97	0
	2016	$25.97	$27.87	0
	2017	$27.87	$34.72	0

MFS® Total Return Series	2008	$14.56	$11.15	20,472
	2009	$11.15	$12.95	17,870
	2010	$12.95	$14.00	15,787
	2011	$14.00	$14.03	13,876
	2012	$14.03	$15.34	12,536
	2013	$15.34	$17.97	12,243
	2014	$17.97	$19.18	12,197
	2015	$19.18	$18.80	12,154
	2016	$18.80	$20.18	12,110
	2017	$20.18	$22.29	4,236

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.73	0
	2016	$9.73	$10.16	0
	2017	$10.16	$12.84	0

Morgan Stanley Variable Insurance Fund, Inc. (Class I)
Morgan Stanley VIF U.S. Real Estate Portfolio	2008	$27.52	$16.86	1,287
	2009	$16.86	$21.33	1,068
	2010	$21.33	$27.34	811
	2011	$27.34	$28.56	674
	2012	$28.56	$32.63	641
	2013	$32.63	$32.84	612
	2014	$32.84	$42.01	586
	2015	$42.01	$42.33	561
	2016	$42.33	$44.59	286
	2017	$44.59	$45.34	268

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2008	$10.73	$9.48	986
	2009	$9.48	$10.22	986
	2010	$10.22	$10.77	986
	2011	$10.77	$11.20	986

Form V-4826	64

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2012	$11.20	$12.06	986
	2013	$12.06	$11.82	986
	2014	$11.82	$12.54	986
	2015	$12.54	$12.27	0
	2016	$12.27	$12.81	0
	2017	$12.81	$13.37	0

Morgan Stanley VIF Growth Portfolio	2008	$12.28	$6.13	0
	2009	$6.13	$9.99	2,608
	2010	$9.99	$12.08	0
	2011	$12.08	$11.55	0
	2012	$11.55	$12.99	0
	2013	$12.99	$18.92	0
	2014	$18.92	$19.80	0
	2015	$19.80	$21.86	0
	2016	$21.86	$21.15	0
	2017	$21.15	$29.78	0

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.34	$5.51	0
	2009	$5.51	$7.94	0
	2010	$7.94	$9.87	0
	2011	$9.87	$9.08	0
	2012	$9.08	$10.33	0
	2013	$10.33	$13.93	0
	2014	$13.93	$15.60	0
	2015	$15.60	$14.07	0
	2016	$14.07	$16.10	0
	2017	$16.10	$18.47	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.19	0
	2013	$10.19	$10.85	0
	2014	$10.85	$11.03	0
	2015	$11.03	$10.39	0
	2016	$10.39	$10.88	0
	2017	$10.88	$11.86	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.19	0
	2013	$10.19	$11.29	0
	2014	$11.29	$11.45	0
	2015	$11.45	$10.57	0
	2016	$10.57	$11.08	0

Form V-4826	65

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2017	$11.08	$12.44	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.61	0
	2014	$11.61	$11.60	0
	2015	$11.60	$10.39	0
	2016	$10.39	$10.82	0
	2017	$10.82	$12.56	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2008	$13.42	$12.30	5,019
	2009	$12.30	$14.36	5,512
	2010	$14.36	$15.31	2,074
	2011	$15.31	$16.86	1,872
	2012	$16.86	$18.08	1,674
	2013	$18.08	$16.19	1,562
	2014	$16.19	$16.46	1,527
	2015	$16.46	$15.79	203
	2016	$15.79	$16.39	181
	2017	$16.39	$16.75	165

PIMCO Total Return Portfolio	2008	$12.39	$12.81	1,835
	2009	$12.81	$14.41	1,814
	2010	$14.41	$15.36	1,662
	2011	$15.36	$15.70	2,057
	2012	$15.70	$16.96	1,112
	2013	$16.96	$16.40	1,086
	2014	$16.40	$16.87	842
	2015	$16.87	$16.71	842
	2016	$16.71	$16.92	618
	2017	$16.92	$17.51	618

PIMCO Global Bond Portfolio (Unhedged)	2008	$13.52	$13.22	2,475
	2009	$13.22	$15.24	2,195
	2010	$15.24	$16.78	1,735
	2011	$16.78	$17.80	1,384
	2012	$17.80	$18.77	1,126
	2013	$18.77	$16.94	1,026
	2014	$16.94	$17.09	923
	2015	$17.09	$16.17	302
	2016	$16.17	$16.59	210
	2017	$16.59	$17.78	165

PIMCO CommodityRealReturn® Strategy Portfolio	2011	$16.40	$14.95	0

Form V-4826	66

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2012	$14.95	$15.53	0
	2013	$15.53	$13.07	0
	2014	$13.07	$10.51	0
	2015	$10.51	$7.70	0
	2016	$7.70	$8.75	0
	2017	$8.75	$8.81	0

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	0
	2013	$10.02	$11.01	0
	2014	$11.01	$11.49	0
	2015	$11.49	$10.70	0
	2016	$10.70	$11.38	0
	2017	$11.38	$13.11	0

PIMCO Low Duration Portfolio	2015	$10.00	$9.85	0
	2016	$9.85	$9.85	0
	2017	$9.85	$9.85	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2008	$16.32	$10.05	0
	2009	$10.05	$14.13	0
	2010	$14.13	$15.53	0
	2011	$15.53	$15.31	0
	2012	$15.31	$17.47	0
	2013	$17.47	$23.62	0
	2014	$23.62	$25.53	0
	2015	$25.53	$27.95	0
	2016	$27.95	$27.21	0
	2017	$27.21	$36.53	0

Jennison 20/20 Focus Portfolio	2008	$21.06	$12.59	94
	2009	$12.59	$19.54	0
	2010	$19.54	$20.69	0
	2011	$20.69	$19.48	0
	2012	$19.48	$21.25	0
	2013	$21.25	$27.11	0
	2014	$27.11	$28.53	0
	2015	$28.53	$29.78	0
	2016	$29.78	$29.73	0
	2017	$29.73	$38.04	0

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2008	$11.35	$8.15	2,498

Form V-4826	67

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2009	$8.15	$10.86	153
	2010	$10.86	$12.91	152
	2011	$12.91	$12.32	152
	2012	$12.32	$13.66	151
	2013	$13.66	$18.16	87
	2014	$18.16	$18.49	87
	2015	$18.49	$16.08	87
	2016	$16.08	$19.18	86
	2017	$19.18	$19.94	86

Royce Micro-Cap Portfolio	2008	$12.86	$7.20	0
	2009	$7.20	$11.22	2,767
	2010	$11.22	$14.37	507
	2011	$14.37	$12.46	507
	2012	$12.46	$13.22	507
	2013	$13.22	$15.78	507
	2014	$15.78	$15.00	507
	2015	$15.00	$12.95	507
	2016	$12.95	$15.29	507
	2017	$15.29	$15.86	507

Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund	2008	$17.48	$9.59	1,106
	2009	$9.59	$13.27	540
	2010	$13.27	$17.74	540
	2011	$17.74	$17.57	484
	2012	$17.57	$20.39	484
	2013	$20.39	$28.92	484
	2014	$28.92	$28.62	484
	2015	$28.62	$27.82	419
	2016	$27.82	$29.53	351
	2017	$29.53	$37.61	0

Wells Fargo VT Opportunity Fund	2008	$17.84	$10.54	620
	2009	$10.54	$15.35	442
	2010	$15.35	$18.74	108
	2011	$18.74	$17.46	0
	2012	$17.46	$19.89	0
	2013	$19.89	$25.63	0
	2014	$25.63	$27.91	0
	2015	$27.91	$26.68	0
	2016	$26.68	$29.53	0
	2017	$29.53	$35.07	0

Form V-4826	68

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
VAA ON Equity Portfolio	2008	$70.20	$31.37	336,993	0
	2009	$31.37	$43.16	303,796	0
	2010	$43.16	$46.07	261,760	0
	2011	$46.07	$44.03	209,470	0
	2012	$44.03	$50.38	180,413	0
	2013	$50.38	$68.62	159,725	0
	2014	$68.62	$77.42	136,711	0
	2015	$77.42	$73.75	122,919	0
	2016	$73.75	$82.23	110,850	0
	2017	$82.23	$93.25	101,023	0

VAB ON Equity Portfolio	2008	$71.88	$32.12	0	114,877
	2009	$32.12	$44.20	0	98,436
	2010	$44.20	$47.18	0	86,279
	2011	$47.18	$45.09	0	65,607
	2012	$45.09	$51.60	0	56,391
	2013	$51.60	$70.27	0	49,209
	2014	$70.27	$79.28	0	39,541
	2015	$79.28	$75.53	0	33,881
	2016	$75.53	$84.20	0	31,668
	2017	$84.20	$95.50	0	26,191

VAA ON Bond Portfolio	2008	$40.85	$35.78	49,262	0
	2009	$35.78	$42.80	43,143	0
	2010	$42.80	$45.65	39,234	0
	2011	$45.65	$48.02	30,460	0
	2012	$48.02	$50.95	26,381	0
	2013	$50.95	$49.42	22,371	0
	2014	$49.42	$51.76	18,465	0
	2015	$51.76	$50.15	16,773	0
	2016	$50.15	$53.52	14,800	0
	2017	$53.52	$56.21	13,780	0

VAB ON Bond Portfolio	2008	$37.80	$33.11	0	50,697
	2009	$33.11	$39.60	0	51,026
	2010	$39.60	$42.24	0	44,933
	2011	$42.24	$44.44	0	42,382
	2012	$44.44	$47.14	0	47
	2013	$47.14	$45.73	0	36,940
	2014	$45.73	$47.90	0	19,237
	2015	$47.90	$46.41	0	15,875
	2016	$46.41	$49.53	0	11,271
	2017	$49.53	$52.01	0	9,685

VAA ON Omni Portfolio	2008	$41.93	$28.42	231,895	0
	2009	$28.42	$37.44	200,688	0

Form V-4826	69

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$37.44	$41.91	173,334	0
	2011	$41.91	$39.75	147,220	0
	2012	$39.75	$44.05	124,398	0
	2013	$44.05	$56.88	110,626	0
	2014	$56.88	$63.08	97,027	0
	2015	$63.08	$63.73	87,406	0
	2016	$63.73	$69.49	78,797	0
	2017	$69.49	$83.21	69,548	0

VAB ON Omni Portfolio	2008	$41.70	$28.27	0	83,612
	2009	$28.27	$37.23	0	65,053
	2010	$37.23	$41.69	0	56,638
	2011	$41.69	$39.54	0	46,005
	2012	$39.54	$43.81	0	38,765
	2013	$43.81	$56.57	0	33,167
	2014	$56.57	$62.74	0	19,374
	2015	$62.74	$63.39	0	17,563
	2016	$63.39	$69.11	0	14,987
	2017	$69.11	$82.76	0	13,876

ON S&P 500® Index Portfolio	2008	$20.62	$12.79	404,391	145,119
	2009	$12.79	$15.92	378,156	125,278
	2010	$15.92	$18.02	328,417	109,229
	2011	$18.02	$18.14	272,163	94,824
	2012	$18.14	$20.70	233,445	88,228
	2013	$20.70	$26.98	209,452	84,065
	2014	$26.98	$30.19	183,819	81,593
	2015	$30.19	$30.13	161,831	80,718
	2016	$30.13	$33.22	145,102	22,865
	2017	$33.22	$39.88	136,334	21,246

ON International Equity Portfolio	2008	$24.37	$13.00	384,246	153,597
	2009	$13.00	$17.77	351,063	132,849
	2010	$17.77	$20.52	308,026	110,056
	2011	$20.52	$17.17	253,591	87,074
	2012	$17.17	$20.42	218,209	73,674
	2013	$20.42	$22.56	189,098	62,375
	2014	$22.56	$20.21	163,983	53,690
	2015	$20.21	$19.91	149,923	49,783
	2016	$19.91	$18.73	132,959	42,232
	2017	$18.73	$23.50	121,783	37,855

ON Foreign Portfolio	2008	$35.82	$17.25	87,580	30,104
	2009	$17.25	$24.92	74,813	28,550
	2010	$24.92	$29.52	65,502	21,784
	2011	$29.52	$24.08	52,442	22,663
	2012	$24.08	$29.23	39,037	17,033

Form V-4826	70

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$29.23	$36.91	34,517	17,684
	2014	$36.91	$33.30	27,626	9,534
	2015	$33.30	$36.05	24,922	9,282
	2016	$36.05	$32.97	21,194	8,794
	2017	$32.97	$39.08	19,720	8,181

ON Capital Appreciation Portfolio	2008	$32.49	$19.60	159,404	80,864
	2009	$19.60	$27.70	146,541	70,378
	2010	$27.70	$32.05	122,844	53,887
	2011	$32.05	$31.18	98,174	49,697
	2012	$31.18	$36.26	80,859	41,004
	2013	$36.26	$48.24	71,437	37,875
	2014	$48.24	$51.80	61,340	34,582
	2015	$51.80	$50.18	52,206	29,584
	2016	$50.18	$56.91	46,586	27,323
	2017	$56.91	$65.19	43,801	26,297

ON Janus Henderson Forty Portfolio	2008	$9.46	$5.27	118,820	20,837
	2009	$5.27	$7.43	111,160	20,025
	2010	$7.43	$8.08	96,489	16,652
	2011	$8.08	$7.57	76,543	15,487
	2012	$7.57	$9.20	66,131	10,219
	2013	$9.20	$11.97	60,709	8,567
	2014	$11.97	$12.97	54,901	65,415
	2015	$12.97	$14.13	50,462	7,068
	2016	$14.13	$14.46	41,681	6,803
	2017	$14.46	$18.26	34,264	6,316

ON Janus Henderson Enterprise Portfolio	2008	$29.50	$14.21	232,618	68,280
	2009	$14.21	$19.76	208,625	56,317
	2010	$19.76	$23.38	183,858	41,605
	2011	$23.38	$22.35	155,774	31,500
	2012	$22.35	$26.46	133,611	23,379
	2013	$26.46	$34.67	111,639	19,656
	2014	$34.67	$38.24	89,949	16,292
	2015	$38.24	$35.91	76,959	15,001
	2016	$35.91	$36.08	69,732	12,738
	2017	$36.08	$45.36	58,476	10,424

ON ClearBridge Small Cap Portfolio	2008	$10.95	$6.89	37,325	11,893
	2009	$6.89	$9.22	31,804	7,896
	2010	$9.22	$12.44	27,061	6,126
	2011	$12.44	$12.00	24,105	5,535
	2012	$12.00	$13.51	18,700	3,492
	2013	$13.51	$17.41	16,184	592
	2014	$17.41	$17.64	13,236	605
	2015	$17.64	$17.02	10,700	504

Form V-4826	71

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2016	$17.02	$21.55	10,333	507
	2017	$21.55	$23.92	8,063	636

ON Federated High Income Bond Portfolio	2008	$15.14	$11.19	41,093	11,749
	2009	$11.19	$16.51	36,499	11,668
	2010	$16.51	$18.63	28,127	10,512
	2011	$18.63	$19.42	23,757	7,189
	2012	$19.42	$21.96	24,511	4,527
	2013	$21.96	$23.26	18,422	4,561
	2014	$23.26	$23.64	17,557	3,711
	2015	$23.64	$22.67	15,147	3,700
	2016	$22.67	$25.65	13,946	2,810
	2017	$25.65	$27.14	9,746	2,325

ON Federated Strategic Value Dividend Portfolio	2008	$11.42	$8.10	19,523	6,795
	2009	$8.10	$8.94	17,991	6,765
	2010	$8.94	$9.90	17,646	6,740
	2011	$9.90	$11.17	21,683	1,936
	2012	$11.17	$11.84	24,391	2,580
	2013	$11.84	$14.17	24,579	2,016
	2014	$14.17	$15.76	23,272	1,557
	2015	$15.76	$16.25	17,099	1,298
	2016	$16.25	$17.82	16,179	865
	2017	$17.82	$20.20	10,081	1,030

ON Janus Henderson Venture Portfolio	2008	$16.96	$8.78	66,136	28,076
	2009	$8.78	$13.09	59,341	23,825
	2010	$13.09	$16.83	55,360	13,751
	2011	$16.83	$17.10	46,439	11,838
	2012	$17.10	$19.96	34,880	9,763
	2013	$19.96	$28.69	159,003	35,048
	2014	$28.69	$31.40	131,268	30,253
	2015	$31.40	$30.99	118,865	27,436
	2016	$30.99	$32.62	104,696	25,495
	2017	$32.62	$40.00	95,771	23,538

ON Nasdaq-100® Index Portfolio	2008	$4.93	$2.83	48,947	5,990
	2009	$2.83	$4.30	55,688	7,385
	2010	$4.30	$5.08	46,561	6,478
	2011	$5.08	$5.18	45,597	5,900
	2012	$5.18	$6.04	40,524	3,749
	2013	$6.04	$8.13	33,194	3,582
	2014	$8.13	$9.55	28,000	4,039
	2015	$9.55	$10.31	19,891	3,377
	2016	$10.31	$10.88	17,127	3,188
	2017	$10.88	$14.24	16,823	2,146

Form V-4826	72

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

ON Bristol Portfolio	2008	$15.01	$8.83	15,108	1,870
	2009	$8.83	$11.86	16,562	0
	2010	$11.86	$13.27	16,554	0
	2011	$13.27	$12.19	11,298	0
	2012	$12.19	$13.64	9,700	6
	2013	$13.64	$19.05	9,399	6
	2014	$19.05	$21.46	8,918	0
	2015	$21.46	$22.10	8,898	0
	2016	$22.10	$24.43	5,096	0
	2017	$24.43	$30.40	4,729	167

ON Bryton Growth Portfolio	2008	$12.61	$7.54	4,078	830
	2009	$7.54	$10.13	15,662	830
	2010	$10.13	$12.43	14,816	1,147
	2011	$12.43	$11.15	9,633	1,147
	2012	$11.15	$12.27	8,543	833
	2013	$12.27	$17.08	6,262	3
	2014	$17.08	$17.94	4,812	0
	2015	$17.94	$16.99	4,129	0
	2016	$16.99	$17.57	4,018	0
	2017	$17.57	$21.13	3,554	0

ON ICON Balanced Portfolio	2008	$12.67	$9.16	4,799	843
	2009	$9.16	$11.31	5,174	842
	2010	$11.31	$12.06	6,680	841
	2011	$12.06	$12.20	9,535	840
	2012	$12.20	$13.67	4,974	1,061
	2013	$13.67	$15.59	8,093	1,060
	2014	$15.59	$16.35	5,173	486
	2015	$16.35	$16.41	3,375	485
	2016	$16.41	$16.97	2,748	485
	2017	$16.97	$18.62	2,716	798

ON S&P MidCap 400® Index Portfolio	2008	$12.04	$6.75	4,541	0
	2009	$6.75	$7.66	4,748	0
	2010	$7.66	$9.05	5,159	0
	2011	$9.05	$8.82	5,112	0
	2012	$8.82	$10.06	3,510	0
	2013	$10.06	$13.60	7,217	0
	2014	$13.60	$14.45	8,754	0
	2015	$14.45	$13.83	8,962	0
	2016	$13.83	$14.98	9,187	0
	2017	$14.98	$17.11	9,963	0

ON Bristol Growth Portfolio	2008	$10.26	$6.03	104	0
	2009	$6.03	$8.49	2,020	0

Form V-4826	73

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$8.49	$9.47	2,018	326
	2011	$9.47	$9.20	1,161	325
	2012	$9.20	$10.12	1,111	333
	2013	$10.12	$13.88	1,103	332
	2014	$13.88	$15.37	1,112	324
	2015	$15.37	$16.08	523	323
	2016	$16.08	$17.13	449	323
	2017	$17.13	$21.98	537	599

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.75	0	0
	2015	$10.75	$10.49	0	0
	2016	$10.49	$10.77	439	0
	2017	$10.77	$12.53	0	0

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.17	4,157	304
	2013	$10.17	$11.26	5,257	304
	2014	$11.26	$11.60	5,325	304
	2015	$11.60	$11.33	5,316	303
	2016	$11.33	$11.58	1,432	303
	2017	$11.58	$13.10	1,432	303

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.37	0	0
	2016	$9.37	$9.66	0	0
	2017	$9.66	$10.65	0	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2008	$12.19	$6.21	1,743	1,355
	2009	$6.21	$8.38	4,281	1,332
	2010	$8.38	$9.11	2,518	891
	2011	$9.11	$8.38	2,513	413
	2012	$8.38	$9.56	2,902	413
	2013	$9.56	$11.22	2,706	413
	2014	$11.22	$11.11	1,370	0
	2015	$11.11	$10.70	1,280	0
	2016	$10.70	$10.51	1,173	0
	2017	$10.51	$12.76	133	0

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.30	1,128	679
	2013	$10.30	$10.33	9,099	679
	2014	$10.33	$10.81	9,327	678
	2015	$10.81	$10.22	14,031	678
	2016	$10.22	$11.27	13,572	677
	2017	$11.27	$12.24	8,520	677

Form V-4826	74

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio	2008	$8.69	$5.52	15,745	4,433
	2009	$5.52	$7.33	12,353	4,261
	2010	$7.33	$8.50	10,402	3,237
	2011	$8.50	$8.29	9,190	3,232
	2012	$8.29	$9.51	7,123	1,678
	2013	$9.51	$12.33	5,406	1,160
	2014	$12.33	$13.41	4,236	1,159
	2015	$13.41	$13.39	3,798	1,158
	2016	$13.39	$14.78	3,747	1,157

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$15.19	$10.56	5,259	466
	2009	$10.56	$12.77	3,379	292
	2010	$12.77	$14.53	2,329	291
	2011	$14.53	$15.63	3,433	0
	2012	$15.63	$17.02	3,342	0
	2013	$17.02	$20.34	3,333	0
	2014	$20.34	$21.70	2,956	0
	2015	$21.70	$20.88	2,391	0
	2016	$20.88	$22.23	1,710	0
	2017	$22.23	$27.92	1,598	0

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.28	0	0
	2009	$6.28	$8.02	11	0
	2010	$8.02	$9.34	0	0
	2011	$9.34	$8.00	717	0
	2012	$8.00	$9.25	716	0
	2013	$9.25	$12.78	4,310	0
	2014	$12.78	$13.84	2,314	0
	2015	$13.84	$14.53	5,052	0
	2016	$14.53	$14.86	4,298	0
	2017	$14.86	$18.81	4,476	0

Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$10.33	967	1,029
	2013	$10.33	$12.44	3,316	1,198
	2014	$12.44	$12.78	14,342	1,197
	2015	$12.78	$11.69	14,130	1,195
	2016	$11.69	$12.45	13,942	842
	2017	$12.45	$14.54	3,255	671

Fidelity® Variable Insurance Products (Service Class 2)

Form V-4826	75

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Fidelity® VIP Contrafund® Portfolio	2008	$15.25	$8.64	268,258	72,882
	2009	$8.64	$11.58	236,802	53,350
	2010	$11.58	$13.39	183,385	35,762
	2011	$13.39	$12.88	155,680	27,666
	2012	$12.88	$14.79	123,522	22,804
	2013	$14.79	$19.16	104,731	15,335
	2014	$19.16	$21.16	90,348	13,458
	2015	$21.16	$21.02	81,066	13,136
	2016	$21.02	$22.40	65,869	8,663
	2017	$22.40	$26.94	58,311	8,081

Fidelity® VIP Mid Cap Portfolio	2008	$23.68	$14.14	122,437	53,294
	2009	$14.14	$19.55	109,176	47,857
	2010	$19.55	$24.86	94,179	38,582
	2011	$24.86	$21.92	81,360	33,154
	2012	$21.92	$24.84	75,259	30,667
	2013	$24.84	$33.39	68,926	27,558
	2014	$33.39	$35.01	52,796	27,092
	2015	$35.01	$34.07	42,045	26,283
	2016	$34.07	$37.72	35,600	7,504
	2017	$37.72	$44.97	32,698	7,307

Fidelity® VIP Growth Portfolio	2008	$8.74	$4.56	82,178	19,344
	2009	$4.56	$5.77	79,079	18,282
	2010	$5.77	$7.07	61,936	10,671
	2011	$7.07	$6.99	60,632	10,847
	2012	$6.99	$7.91	47,269	10,568
	2013	$7.91	$10.63	36,494	9,664
	2014	$10.63	$11.68	35,663	8,803
	2015	$11.68	$12.35	29,178	8,578
	2016	$12.35	$12.28	25,386	2,582
	2017	$12.28	$16.38	22,690	2,023

Fidelity® VIP Equity-Income Portfolio	2008	$12.30	$6.95	27,087	4,228
	2009	$6.95	$8.94	22,804	3,245
	2010	$8.94	$10.16	13,988	3,010
	2011	$10.16	$10.12	13,261	2,930
	2012	$10.12	$11.71	11,902	3,080
	2013	$11.71	$14.81	10,923	2,844
	2014	$14.81	$15.89	5,990	2,190
	2015	$15.89	$15.05	5,203	1,979
	2016	$15.05	$17.52	4,815	1,743
	2017	$17.52	$19.52	5,008	1,704

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	2,948	0
	2009	$5.30	$7.20	5,699	0
	2010	$7.20	$9.26	14,400	396

Form V-4826	76

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$9.26	$9.87	15,678	1,645
	2012	$9.87	$11.55	14,235	1,850
	2013	$11.55	$11.61	11,705	1,651
	2014	$11.61	$14.91	9,271	1,723
	2015	$14.91	$15.26	5,626	1,396
	2016	$15.26	$15.92	4,903	818
	2017	$15.92	$16.34	4,307	570

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.37	295	0
	2014	$11.37	$11.89	382	0
	2015	$11.89	$11.61	4,417	0
	2016	$11.61	$12.06	4,416	0
	2017	$12.06	$13.87	4,416	0

Fidelity® Variable Insurance Products (Service Class)
VAA Fidelity® VIP Government Money Market Portfolio	2016	$21.81	$21.63	27,160	0
	2017	$21.63	$21.52	21,774	0

VAB Fidelity® VIP Government Money Market Portfolio	2016	$22.00	$21.82	0	28,055
	2017	$21.82	$21.71	0	33,016

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	2008	$12.08	$8.40	83,092	17,432
	2009	$8.40	$11.27	70,874	14,693
	2010	$11.27	$12.56	60,044	11,716
	2011	$12.56	$12.72	43,178	7,274
	2012	$12.72	$14.17	37,503	7,103
	2013	$14.17	$15.97	34,676	4,074
	2014	$15.97	$16.53	30,155	4,409
	2015	$16.53	$15.19	27,036	3,302
	2016	$15.19	$17.14	24,108	2,909
	2017	$17.14	$18.59	19,665	2,271

Franklin Flex Cap Growth VIP Fund (Class 2)	2008	$12.22	$7.82	3,994	0
	2009	$7.82	$10.28	8,341	121
	2010	$10.28	$11.82	10,398	307
	2011	$11.82	$11.13	11,133	305
	2012	$11.13	$12.02	10,394	594
	2013	$12.02	$16.35	8,906	606
	2014	$16.35	$17.16	4,702	606
	2015	$17.16	$17.71	4,874	313
	2016	$17.71	$17.02	4,809	324
	2017	$17.02	$21.37	3,757	333

Form V-4826	77

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Templeton Foreign VIP Fund (Class 2)	2008	$14.32	$8.44	13,755	0
	2009	$8.44	$11.44	22,769	3,493
	2010	$11.44	$12.27	21,650	2,973
	2011	$12.27	$10.85	17,808	2,397
	2012	$10.85	$12.69	16,066	2,226
	2013	$12.69	$15.43	14,203	2,263
	2014	$15.43	$13.56	9,918	2,322
	2015	$13.56	$12.54	9,611	2,179
	2016	$12.54	$13.30	8,722	2,178
	2017	$13.30	$15.35	8,187	2,178

Franklin Founding Funds Allocation VIP Fund (Class 4)	2008	$10.00	$6.62	4,100	0
	2009	$6.62	$8.51	4,302	200
	2010	$8.51	$9.28	4,680	200
	2011	$9.28	$9.03	4,963	200
	2012	$9.03	$10.28	5,066	0
	2013	$10.28	$12.58	5,066	0
	2014	$12.58	$12.79	1,571	0
	2015	$12.79	$11.86	582	0
	2016	$11.86	$13.24	30	561
	2017	$13.24	$14.64	0	561

Franklin VolSmart Allocation VIP Fund (Class 5)	2015	$10.00	$9.32	0	0
	2016	$9.32	$9.64	0	0
	2017	$9.64	$11.03	0	0

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	2008	$14.09	$9.12	37,816	9,561
	2009	$9.12	$10.68	35,006	7,857
	2010	$10.68	$11.74	25,805	4,967
	2011	$11.74	$10.80	21,828	3,151
	2012	$10.80	$12.72	19,244	1,975
	2013	$12.72	$16.76	15,732	1,095
	2014	$16.76	$18.73	12,057	512
	2015	$18.73	$17.71	11,830	511
	2016	$17.71	$19.54	10,660	509
	2017	$19.54	$21.23	8,765	508

Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	2008	$10.95	$6.82	15,915	2,212
	2009	$6.82	$8.18	15,261	1,904
	2010	$8.18	$9.13	16,620	990
	2011	$9.13	$9.39	14,465	597

Form V-4826	78

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$9.39	$10.63	13,236	596
	2013	$10.63	$14.46	11,325	406
	2014	$14.46	$16.65	5,531	405
	2015	$16.65	$16.44	3,241	358
	2016	$16.44	$18.00	1,129	334
	2017	$18.00	$22.09	1,127	251

Goldman Sachs Strategic Growth Fund (Institutional Shares)	2008	$10.13	$5.84	14,960	785
	2009	$5.84	$8.53	15,009	801
	2010	$8.53	$9.34	15,140	445
	2011	$9.34	$9.00	15,344	343
	2012	$9.00	$10.67	12,492	354
	2013	$10.67	$13.98	12,661	243
	2014	$13.98	$15.71	12,165	139
	2015	$15.71	$16.07	11,715	1,166
	2016	$16.07	$16.21	8,444	111
	2017	$16.21	$20.95	7,284	111

Goldman Sachs Global Trends Allocation Fund (Service Shares)	2012	$10.00	$10.22	0	0
	2013	$10.22	$11.50	0	0
	2014	$11.50	$11.82	0	0
	2015	$11.82	$11.01	0	0
	2016	$11.01	$11.37	0	0
	2017	$11.37	$12.72	0	0

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2009	$10.00	$11.88	16,979	61
	2010	$11.88	$12.77	33,635	1,280
	2011	$12.77	$11.72	30,331	2,060
	2012	$11.72	$13.82	29,712	1,419
	2013	$13.82	$17.10	26,229	1,474
	2014	$17.10	$16.02	25,799	1,647
	2015	$16.02	$14.53	18,085	1,649
	2016	$14.53	$14.00	10,166	1,058
	2017	$14.00	$16.38	8,700	634

Ivy VIP Natural Resources	2009	$10.00	$13.58	9,218	84
	2010	$13.58	$15.73	7,267	53
	2011	$15.73	$12.22	6,228	547
	2012	$12.22	$12.31	2,957	592
	2013	$12.31	$13.13	1,928	591
	2014	$13.13	$11.29	1,895	591
	2015	$11.29	$8.67	1,438	544
	2016	$8.67	$10.62	1,313	544
	2017	$10.62	$10.81	905	467

Form V-4826	79

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Ivy VIP Science and Technology	2009	$10.00	$12.91	1,335	0
	2010	$12.91	$14.40	4,264	0
	2011	$14.40	$13.43	5,065	0
	2012	$13.43	$16.97	12,310	764
	2013	$16.97	$26.26	16,441	68
	2014	$26.26	$26.73	16,738	253
	2015	$26.73	$25.67	15,869	248
	2016	$25.67	$25.79	11,448	66
	2017	$25.79	$33.70	9,099	65

Janus Aspen Series (Institutional Shares)
Janus Henderson Research Portfolio	2008	$9.29	$5.54	112,917	40,144
	2009	$5.54	$7.47	105,102	38,934
	2010	$7.47	$8.46	87,600	27,289
	2011	$8.46	$7.93	63,346	22,809
	2012	$7.93	$9.30	40,397	16,461
	2013	$9.30	$11.99	34,885	15,360
	2014	$11.99	$13.40	29,570	15,355
	2015	$13.40	$13.96	26,934	14,012
	2016	$13.96	$13.87	25,144	12,003
	2017	$13.87	$17.55	21,583	11,030

Janus Henderson Global Research Portfolio	2008	$10.52	$5.76	76,042	21,328
	2009	$5.76	$7.84	63,071	23,101
	2010	$7.84	$8.99	53,953	13,661
	2011	$8.99	$7.67	42,257	8,827
	2012	$7.67	$9.11	31,651	5,414
	2013	$9.11	$11.57	32,517	4,929
	2014	$11.57	$12.30	28,800	3,875
	2015	$12.30	$11.88	31,635	3,797
	2016	$11.88	$12.00	29,743	3,503
	2017	$12.00	$15.08	28,629	3,121

Janus Henderson Balanced Portfolio	2008	$14.40	$11.98	147,689	42,051
	2009	$11.98	$14.92	144,979	46,533
	2010	$14.92	$16.00	121,778	51,320
	2011	$16.00	$16.08	106,769	44,283
	2012	$16.08	$18.07	91,196	41,597
	2013	$18.07	$21.48	78,951	40,872
	2014	$21.48	$23.05	69,300	30,916
	2015	$23.05	$22.95	53,722	66,871
	2016	$22.95	$23.74	46,163	69,104
	2017	$23.74	$27.81	40,257	71,941

Janus Aspen Series (Service Shares)

Form V-4826	80

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Janus Henderson Research Portfolio	2008	$7.50	$4.46	55,202	4,335
	2009	$4.46	$6.00	45,659	4,769
	2010	$6.00	$6.78	39,988	4,420
	2011	$6.78	$6.34	39,136	2,805
	2012	$6.34	$7.41	33,156	2,272
	2013	$7.41	$9.53	30,818	2,362
	2014	$9.53	$10.63	22,781	2,441
	2015	$10.63	$11.05	16,042	2,510
	2016	$11.05	$10.95	13,620	2,245
	2017	$10.95	$13.82	9,603	2,306

Janus Henderson Overseas Portfolio	2008	$38.24	$18.07	55,591	9,553
	2009	$18.07	$32.01	50,366	7,701
	2010	$32.01	$39.58	48,576	6,546
	2011	$39.58	$26.49	31,057	4,597
	2012	$26.49	$29.65	21,404	3,196
	2013	$29.65	$33.52	18,750	3,096
	2014	$33.52	$29.14	17,348	3,061
	2015	$29.14	$26.29	16,737	3,045
	2016	$26.29	$24.26	14,043	1,448
	2017	$24.26	$31.38	12,022	1,447

Janus Henderson Global Research Portfolio	2008	$7.50	$4.09	63,112	8,435
	2009	$4.09	$5.56	61,733	6,834
	2010	$5.56	$6.35	59,553	1,024
	2011	$6.35	$5.41	55,200	518
	2012	$5.41	$6.41	51,580	519
	2013	$6.41	$8.12	48,465	512
	2014	$8.12	$8.61	32,981	986
	2015	$8.61	$8.30	28,480	888
	2016	$8.30	$8.36	21,013	153
	2017	$8.36	$10.47	17,736	86

Janus Henderson Balanced Portfolio	2008	$12.93	$10.73	84,251	20,203
	2009	$10.73	$13.33	76,944	17,529
	2010	$13.33	$14.26	72,382	21,652
	2011	$14.26	$14.29	68,734	23,243
	2012	$14.29	$16.03	57,161	28,183
	2013	$16.03	$18.99	52,832	28,885
	2014	$18.99	$20.33	44,948	24,945
	2015	$20.33	$20.19	38,609	24,860
	2016	$20.19	$20.84	35,037	24,042
	2017	$20.84	$24.35	30,371	24,402

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0
	2013	$9.90	$12.22	287	0

Form V-4826	81

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2014	$12.22	$14.23	722	0
	2015	$14.23	$14.65	700	0
	2016	$14.65	$15.90	2,041	251
	2017	$15.90	$18.15	1,410	0

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.80	0	0
	2016	$9.80	$9.91	0	0
	2017	$9.91	$10.13	0	0

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2008	$21.23	$14.02	33,769	7,198
	2009	$14.02	$17.56	27,567	5,028
	2010	$17.56	$21.45	24,022	4,522
	2011	$21.45	$21.67	16,016	2,427
	2012	$21.67	$25.80	10,947	2,279
	2013	$25.80	$33.77	9,608	2,083
	2014	$33.77	$38.45	9,339	2,264
	2015	$38.45	$37.02	9,151	2,259
	2016	$37.02	$42.00	7,297	1,808
	2017	$42.00	$47.26	7,095	1,544

JPMorgan Insurance Trust Small Cap Core Portfolio	2008	$15.92	$10.71	6,251	77
	2009	$10.71	$12.98	5,895	77
	2010	$12.98	$16.33	5,581	76
	2011	$16.33	$15.38	4,395	0
	2012	$15.38	$18.21	2,859	0
	2013	$18.21	$25.63	2,497	0
	2014	$25.63	$27.78	2,068	212
	2015	$27.78	$26.03	1,281	212
	2016	$26.03	$30.95	900	0
	2017	$30.95	$35.28	1,000	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2008	$20.15	$12.66	32,150	10,067
	2009	$12.66	$19.12	31,045	8,640
	2010	$19.12	$23.40	29,520	4,402
	2011	$23.40	$21.05	23,706	2,574
	2012	$21.05	$22.95	15,896	2,482
	2013	$22.95	$30.70	15,526	2,367
	2014	$30.70	$33.72	12,766	2,398
	2015	$33.72	$32.56	9,271	2,176
	2016	$32.56	$37.28	8,016	2,152
	2017	$37.28	$42.02	7,935	2,102

Form V-4826	82

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Lazard Retirement Emerging Markets Equity Portfolio	2008	$37.55	$19.04	64,376	10,241
	2009	$19.04	$31.99	59,552	9,108
	2010	$31.99	$38.82	54,586	8,042
	2011	$38.82	$31.49	42,276	4,533
	2012	$31.49	$38.01	30,712	3,963
	2013	$38.01	$37.13	24,769	3,058
	2014	$37.13	$35.03	20,488	2,599
	2015	$35.03	$27.70	15,286	2,371
	2016	$27.70	$33.09	13,811	1,885
	2017	$33.09	$41.83	12,012	1,761

Lazard Retirement International Equity Portfolio	2008	$13.85	$8.63	5,090	373
	2009	$8.63	$10.37	6,828	440
	2010	$10.37	$10.94	6,363	500
	2011	$10.94	$10.04	9,421	0
	2012	$10.04	$12.02	7,041	22
	2013	$12.02	$14.36	7,026	22
	2014	$14.36	$13.61	4,595	0
	2015	$13.61	$13.69	3,059	0
	2016	$13.69	$12.96	2,484	0
	2017	$12.96	$15.69	1,689	11,489

Lazard Retirement U.S. Strategic Equity Portfolio	2008	$11.67	$7.47	1,488	0
	2009	$7.47	$9.37	477	0
	2010	$9.37	$10.46	477	0
	2011	$10.46	$10.55	643	0
	2012	$10.55	$11.90	550	0
	2013	$11.90	$15.07	476	0
	2014	$15.07	$17.10	0	0
	2015	$17.10	$15.99	875	0
	2016	$15.99	$17.31	0	0
	2017	$17.31	$20.22	0	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.50	171	316
	2013	$10.50	$12.41	171	315
	2014	$12.41	$12.60	171	315
	2015	$12.60	$12.41	1,526	315
	2016	$12.41	$12.68	0	315
	2017	$12.68	$15.12	0	315

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2008	$11.78	$7.57	0	0
	2009	$7.57	$9.20	0	0

Form V-4826	83

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$9.20	$10.22	0	0
	2011	$10.22	$10.91	1,797	89
	2012	$10.91	$12.32	807	89
	2013	$12.32	$15.35	6,167	0
	2014	$15.35	$17.25	4,999	0
	2015	$17.25	$16.33	1,675	0
	2016	$16.33	$18.57	1,002	0
	2017	$18.57	$21.89	963	220

ClearBridge Variable Large Cap Value Portfolio	2008	$12.34	$7.86	8	0
	2009	$7.86	$9.67	8	0
	2010	$9.67	$10.47	209	0
	2011	$10.47	$10.87	449	0
	2012	$10.87	$12.53	217	0
	2013	$12.53	$16.40	388	0
	2014	$16.40	$18.13	3,885	0
	2015	$18.13	$17.41	3,477	0
	2016	$17.41	$19.46	1,449	0
	2017	$19.46	$22.11	1,765	0

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.17	263	328
	2013	$10.17	$11.91	1,737	328
	2014	$11.91	$12.57	2,377	328
	2015	$12.57	$11.78	1,932	328
	2016	$11.78	$11.62	1,556	327
	2017	$11.62	$13.12	1,418	327

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.74	0	0
	2016	$9.74	$10.04	0	0
	2017	$10.04	$10.50	0	0

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2008	$10.59	$5.07	5,657	1,412
	2009	$5.07	$7.08	5,994	1,411
	2010	$7.08	$9.05	7,162	96
	2011	$9.05	$8.40	7,159	507
	2012	$8.40	$9.67	5,082	507
	2013	$9.67	$13.13	3,608	721
	2014	$13.13	$14.10	4,135	95
	2015	$14.10	$14.56	3,739	26
	2016	$14.56	$15.07	3,383	0
	2017	$15.07	$18.88	2,725	0

Form V-4826	84

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
MFS® New Discovery Series	2008	$12.68	$7.59	3,064	930
	2009	$7.59	$12.22	3,148	943
	2010	$12.22	$16.44	3,108	951
	2011	$16.44	$14.55	1,170	957
	2012	$14.55	$17.40	955	1,013
	2013	$17.40	$24.31	1,417	936
	2014	$24.31	$22.24	596	943
	2015	$22.24	$21.53	536	948
	2016	$21.53	$23.17	543	928
	2017	$23.17	$28.95	481	930

MFS® Total Return Series	2008	$13.94	$10.71	75,410	9,666
	2009	$10.71	$12.47	58,434	7,439
	2010	$12.47	$13.52	44,260	4,839
	2011	$13.52	$13.59	32,621	3,391
	2012	$13.59	$14.91	25,976	3,004
	2013	$14.91	$17.51	23,058	2,647
	2014	$17.51	$18.75	21,113	2,924
	2015	$18.75	$18.44	19,457	2,367
	2016	$18.44	$19.84	18,024	2,242
	2017	$19.84	$21.99	15,871	2,108

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.76	1,769	74
	2016	$9.76	$10.21	1,825	0
	2017	$10.21	$12.94	1,085	0

Morgan Stanley Variable Insurance Fund, Inc. (Class I)
Morgan Stanley VIF U.S. Real Estate Portfolio	2008	$32.91	$20.22	30,551	7,717
	2009	$20.22	$25.67	22,574	6,466
	2010	$25.67	$32.99	21,094	5,625
	2011	$32.99	$34.57	19,169	4,682
	2012	$34.57	$39.60	15,714	3,109
	2013	$39.60	$39.98	15,224	3,040
	2014	$39.98	$51.30	12,734	3,065
	2015	$51.30	$51.84	10,194	3,055
	2016	$51.84	$54.77	9,546	3,106
	2017	$54.77	$55.86	7,731	2,885

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2008	$13.01	$11.52	2,951	434
	2009	$11.52	$12.46	2,666	434
	2010	$12.46	$13.17	3,110	426

Form V-4826	85

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$13.17	$13.74	2,805	138
	2012	$13.74	$14.83	2,654	131
	2013	$14.83	$14.59	1,948	125
	2014	$14.59	$15.52	1,919	119
	2015	$15.52	$15.22	2,262	0
	2016	$15.22	$15.94	2,111	504
	2017	$15.94	$16.70	660	266

Morgan Stanley VIF U.S. Real Estate Portfolio	2008	$22.17	$13.58	1,567	1,283
	2009	$13.58	$17.26	1,791	1,282
	2010	$17.26	$22.12	1,722	1,281
	2011	$22.12	$23.12	1,338	1,281
	2012	$23.12	$26.44	1,317	201
	2013	$26.44	$26.61	996	201
	2014	$26.61	$34.06	785	0
	2015	$34.06	$34.34	754	0
	2016	$34.34	$36.19	708	0
	2017	$36.19	$36.82	590	0

Morgan Stanley VIF Growth Portfolio	2008	$12.34	$6.18	245	0
	2009	$6.18	$10.10	3,360	155
	2010	$10.10	$12.25	2,041	155
	2011	$12.25	$11.74	4,062	404
	2012	$11.74	$13.25	2,628	249
	2013	$13.25	$19.36	2,315	248
	2014	$19.36	$20.31	2,237	248
	2015	$20.31	$22.50	2,378	247
	2016	$22.50	$21.83	1,697	247
	2017	$21.83	$30.83	1,886	247

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.39	$5.56	445	806
	2009	$5.56	$8.03	2,015	936
	2010	$8.03	$10.01	2,050	1,191
	2011	$10.01	$9.24	1,958	1,274
	2012	$9.24	$10.54	1,133	1,353
	2013	$10.54	$14.25	1,304	1,417
	2014	$14.25	$16.01	3,525	1,694
	2015	$16.01	$14.48	3,472	1,745
	2016	$14.48	$16.62	3,424	1,798
	2017	$16.62	$19.12	2,723	1,842

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.21	0	0

Form V-4826	86

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$10.21	$10.90	137	0
	2014	$10.90	$11.11	137	0
	2015	$11.11	$10.50	137	0
	2016	$10.50	$11.03	0	0
	2017	$11.03	$12.07	0	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.21	4,279	495
	2013	$10.21	$11.35	5,370	494
	2014	$11.35	$11.54	5,368	494
	2015	$11.54	$10.69	5,355	494
	2016	$10.69	$11.24	1,357	493
	2017	$11.24	$12.65	1,356	493

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.17	85	0
	2013	$10.17	$11.67	3,405	0
	2014	$11.67	$11.69	3,404	0
	2015	$11.69	$10.51	3,658	0
	2016	$10.51	$10.97	3,401	0
	2017	$10.97	$12.77	3,400	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2008	$13.64	$12.54	75,006	27,305
	2009	$12.54	$14.68	68,307	21,372
	2010	$14.68	$15.70	67,077	15,655
	2011	$15.70	$17.34	49,646	14,557
	2012	$17.34	$18.65	45,664	12,429
	2013	$18.65	$16.75	42,792	9,391
	2014	$16.75	$17.08	30,329	5,947
	2015	$17.08	$16.43	25,930	5,465
	2016	$16.43	$17.10	23,355	4,314
	2017	$17.10	$17.53	19,202	3,403

PIMCO Total Return Portfolio	2008	$12.59	$13.05	59,494	18,863
	2009	$13.05	$14.73	70,260	11,183
	2010	$14.73	$15.75	76,547	15,003
	2011	$15.75	$16.14	59,879	13,404
	2012	$16.14	$17.49	58,241	8,974
	2013	$17.49	$16.96	46,122	4,347
	2014	$16.96	$17.50	38,615	3,970
	2015	$17.50	$17.39	30,128	3,703
	2016	$17.39	$17.66	22,357	4,147
	2017	$17.66	$18.33	22,199	3,886

PIMCO Global Bond Portfolio (Unhedged)	2008	$13.74	$13.48	31,935	11,445
	2009	$13.48	$15.57	31,221	10,603

Form V-4826	87

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$15.57	$17.20	33,164	7,692
	2011	$17.20	$18.30	40,966	7,792
	2012	$18.30	$19.36	31,688	6,611
	2013	$19.36	$17.53	19,310	4,064
	2014	$17.53	$17.73	15,805	2,237
	2015	$17.73	$16.83	14,824	2,198
	2016	$16.83	$17.32	13,637	1,912
	2017	$17.32	$18.61	12,256	1,055

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.38	1,416	0
	2010	$13.38	$16.48	7,530	201
	2011	$16.48	$15.07	8,550	685
	2012	$15.07	$15.70	6,913	786
	2013	$15.70	$13.25	5,538	701
	2014	$13.25	$10.69	4,130	392
	2015	$10.69	$7.86	1,998	404
	2016	$7.86	$8.95	1,766	418
	2017	$8.95	$9.04	1,709	291

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.04	359	0
	2013	$10.04	$11.06	496	0
	2014	$11.06	$11.58	137	0
	2015	$11.58	$10.82	137	0
	2016	$10.82	$11.53	0	0
	2017	$11.53	$13.33	0	0

PIMCO Low Duration Portfolio	2015	$10.00	$9.87	4,713	0
	2016	$9.87	$9.90	4,713	0
	2017	$9.90	$9.93	0	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2008	$16.39	$10.12	1,335	118
	2009	$10.12	$14.27	1,301	44
	2010	$14.27	$15.74	1,284	0
	2011	$15.74	$15.55	1,418	0
	2012	$15.55	$17.80	1,551	0
	2013	$17.80	$24.14	1,197	0
	2014	$24.14	$26.17	968	0
	2015	$26.17	$28.74	996	0
	2016	$28.74	$28.06	633	0
	2017	$28.06	$37.78	593	0

Jennison 20/20 Focus Portfolio	2008	$20.71	$12.42	26,507	4,627
	2009	$12.42	$19.33	27,010	4,940
	2010	$19.33	$20.53	21,113	3,825

Form V-4826	88

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$20.53	$19.39	18,260	1,793
	2012	$19.39	$21.21	16,322	1,731
	2013	$21.21	$27.14	13,311	1,730
	2014	$27.14	$28.65	11,258	1,534
	2015	$28.65	$30.00	9,807	1,474
	2016	$30.00	$30.04	9,016	1,336
	2017	$30.04	$38.55	8,310	1,335

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2008	$20.53	$14.79	101,092	18,222
	2009	$14.79	$19.78	86,673	12,005
	2010	$19.78	$23.58	78,356	9,663
	2011	$23.58	$22.55	64,879	8,437
	2012	$22.55	$25.10	51,034	7,530
	2013	$25.10	$33.45	41,553	5,069
	2014	$33.45	$34.16	31,721	4,490
	2015	$34.16	$29.80	26,707	3,662
	2016	$29.80	$35.65	24,518	3,600
	2017	$35.65	$37.16	19,661	2,927

Royce Micro-Cap Portfolio	2008	$22.52	$12.64	38,410	8,860
	2009	$12.64	$19.76	35,032	4,690
	2010	$19.76	$25.40	33,631	4,706
	2011	$25.40	$22.08	33,035	3,325
	2012	$22.08	$23.50	27,386	2,625
	2013	$23.50	$28.12	23,678	1,569
	2014	$28.12	$26.82	17,232	1,251
	2015	$26.82	$23.22	10,651	1,222
	2016	$23.22	$27.50	8,885	676
	2017	$27.50	$28.61	7,855	658

Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund	2008	$10.71	$5.89	25,989	5,983
	2009	$5.89	$8.18	22,898	5,713
	2010	$8.18	$10.97	20,440	5,229
	2011	$10.97	$10.89	14,110	3,648
	2012	$10.89	$12.68	9,086	2,569
	2013	$12.68	$18.04	7,447	2,565
	2014	$18.04	$17.91	6,713	1,728
	2015	$17.91	$17.46	5,695	1,643
	2016	$17.46	$18.59	4,371	1,179
	2017	$18.59	$23.74	3,090	1,086

Wells Fargo VT Opportunity Fund	2008	$16.06	$9.51	24,152	3,025
	2009	$9.51	$13.90	19,522	3,023
	2010	$13.90	$17.02	16,178	616

Form V-4826	89

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$17.02	$15.90	14,703	616
	2012	$15.90	$18.17	10,262	615
	2013	$18.17	$23.49	9,732	615
	2014	$23.49	$25.65	8,940	615
	2015	$25.65	$24.59	5,972	615
	2016	$24.59	$27.30	4,842	292
	2017	$27.30	$32.52	4,595	292

Form V-4826	90

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Fidelity® VIP Government Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $63,000 in 2018, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $63,000 and $73,000. For married couples filing jointly, the applicable dollar limitation is $101,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $101,000-$121,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $73,000 for individuals and $121,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2018 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2018. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $18,500 for 2018.

Form V-4826	91

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $55,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or

Form V-4826	92

SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2018, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $199,000 for married individuals filing jointly and less than $135,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $189,000 and $199,000 for married and between $120,000 and $135,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the

Form V-4826	93

owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2018. Employees age 50 and older may contribute an additional $3,000 in 2018. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4826	94

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1- 6%, Year 2- 5%, Year 3- 4%, Year 4- 3%, Year 5- 2%, Year 6- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form V-4826	95

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2008	$24.51	$10.97	120,560	98,940
	2009	$10.97	$15.13	93,274	72,894
	2010	$15.13	$16.18	74,511	57,607
	2011	$16.18	$15.50	60,530	48,424
	2012	$15.50	$17.77	49,799	29,671
	2013	$17.77	$24.25	45,266	27,460
	2014	$24.25	$27.41	41,447	23,508
	2015	$27.41	$26.16	37,896	21,333
	2016	$26.16	$29.23	36,108	18,918
	2017	$29.23	$33.21	33,662	17,291

ON Bond Portfolio	2008	$19.02	$16.69	32,385	22,329
	2009	$16.69	$20.00	27,951	24,206
	2010	$20.00	$21.38	22,266	18,611
	2011	$21.38	$22.54	19,236	13,895
	2012	$22.54	$23.96	17,284	13,258
	2013	$23.96	$23.29	15,912	12,755
	2014	$23.29	$24.44	12,571	6,800
	2015	$24.44	$23.72	12,266	5,952
	2016	$23.72	$25.37	10,584	5,588
	2017	$25.37	$26.69	10,011	5,551

ON Omni Portfolio	2008	$17.81	$12.09	68,938	49,401
	2009	$12.09	$15.96	55,240	38,141
	2010	$15.96	$17.91	43,264	33,875
	2011	$17.91	$17.02	38,612	26,429
	2012	$17.02	$18.89	33,415	20,114
	2013	$18.89	$24.44	24,249	16,936
	2014	$24.44	$27.16	22,381	14,402
	2015	$27.16	$27.50	19,847	12,960
	2016	$27.50	$30.04	18,325	10,808
	2017	$30.04	$36.04	14,186	10,564

ON S&P 500® Index Portfolio	2008	$21.08	$13.10	94,906	87,398
	2009	$13.10	$16.33	82,196	46,180
	2010	$16.33	$18.53	65,547	37,668

Form V-4826	96

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$18.53	$18.69	58,111	34,543
	2012	$18.69	$21.37	49,760	31,279
	2013	$21.37	$27.90	41,837	28,356
	2014	$27.90	$31.28	36,217	24,151
	2015	$31.28	$31.29	31,682	20,345
	2016	$31.29	$34.56	33,190	17,870
	2017	$34.56	$41.57	28,873	17,659

ON International Equity Portfolio	2008	$21.89	$11.70	62,966	62,555
	2009	$11.70	$16.02	54,836	47,121
	2010	$16.02	$18.54	44,733	42,343
	2011	$18.54	$15.54	33,657	28,495
	2012	$15.54	$18.52	28,479	21,606
	2013	$18.52	$20.50	25,385	19,449
	2014	$20.50	$18.40	22,878	17,535
	2015	$18.40	$18.16	22,525	13,941
	2016	$18.16	$17.12	20,143	10,392
	2017	$17.12	$21.52	18,205	10,215

ON Foreign Portfolio	2008	$39.18	$18.91	20,616	26,465
	2009	$18.91	$27.37	17,425	22,816
	2010	$27.37	$32.48	15,383	16,912
	2011	$32.48	$26.55	12,898	7,358
	2012	$26.55	$32.29	10,256	5,039
	2013	$32.29	$40.86	8,239	3,975
	2014	$40.86	$36.93	7,884	3,409
	2015	$36.93	$40.06	5,923	3,011
	2016	$40.06	$36.71	2,209	2,957
	2017	$36.71	$43.61	2,007	2,957

ON Capital Appreciation Portfolio	2008	$36.95	$22.34	58,679	51,753
	2009	$22.34	$31.62	50,449	39,366
	2010	$31.62	$36.66	40,638	30,679
	2011	$36.66	$35.74	35,452	21,757
	2012	$35.74	$41.65	30,183	20,816
	2013	$41.65	$55.52	26,939	20,559
	2014	$55.52	$59.72	25,078	19,172
	2015	$59.72	$57.97	22,786	18,079
	2016	$57.97	$65.88	18,373	16,460
	2017	$65.88	$75.62	16,922	14,304

ON Janus Henderson Forty Portfolio	2008	$11.63	$6.49	8,280	7,420
	2009	$6.49	$9.18	6,827	6,325
	2010	$9.18	$10.00	5,792	4,129
	2011	$10.00	$9.39	4,810	4,070
	2012	$9.39	$11.43	3,745	3,004

Form V-4826	97

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$11.43	$14.89	3,570	2,921
	2014	$14.89	$16.18	4,139	2,736
	2015	$16.18	$17.66	3,840	2,733
	2016	$17.66	$18.10	3,830	2,731
	2017	$18.10	$22.91	3,618	2,728

ON Janus Henderson Enterprise Portfolio	2008	$30.15	$14.55	74,258	33,492
	2009	$14.55	$20.28	61,537	26,818
	2010	$20.28	$24.04	54,976	19,623
	2011	$24.04	$23.02	38,128	17,361
	2012	$23.02	$27.31	33,510	13,709
	2013	$27.31	$35.85	30,064	12,274
	2014	$35.85	$39.62	26,075	10,310
	2015	$39.62	$37.29	22,876	8,453
	2016	$37.29	$37.54	14,672	7,205
	2017	$37.54	$47.28	13,691	7,205

ON ClearBridge Small Cap Portfolio	2008	$11.13	$7.02	26,270	2,615
	2009	$7.02	$9.41	24,461	1,019
	2010	$9.41	$12.72	21,618	569
	2011	$12.72	$12.30	21,191	978
	2012	$12.30	$13.87	21,882	262
	2013	$13.87	$17.91	21,280	591
	2014	$17.91	$18.18	20,655	262
	2015	$18.18	$17.58	20,032	262
	2016	$17.58	$22.30	18,023	262
	2017	$22.30	$24.80	17,456	262

ON Federated High Income Bond Portfolio	2008	$15.39	$11.39	18,377	8,979
	2009	$11.39	$16.85	19,915	8,576
	2010	$16.85	$19.05	13,984	5,456
	2011	$19.05	$19.89	11,933	4,367
	2012	$19.89	$22.54	3,944	3,558
	2013	$22.54	$23.92	3,458	3,577
	2014	$23.92	$24.36	3,184	3,366
	2015	$24.36	$23.41	2,333	2,742
	2016	$23.41	$26.54	2,144	2,743
	2017	$26.54	$28.14	2,364	2,721

ON Federated Strategic Value Dividend Portfolio	2008	$11.61	$8.25	6,099	2,301
	2009	$8.25	$9.12	6,099	2,996
	2010	$9.12	$10.12	5,154	1,044
	2011	$10.12	$11.44	5,154	1,000
	2012	$11.44	$12.15	458	644

Form V-4826	98

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$12.15	$14.58	458	623
	2014	$14.58	$16.24	458	1,577
	2015	$16.24	$16.78	2,282	1,560
	2016	$16.78	$18.44	26,032	1,676
	2017	$18.44	$20.94	25,291	1,670

ON Janus Henderson Venture Portfolio	2008	$17.34	$8.99	15,116	5,401
	2009	$8.99	$13.43	14,574	4,693
	2010	$13.43	$17.31	9,374	3,978
	2011	$17.31	$17.62	8,381	3,959
	2012	$17.62	$20.61	7,250	3,635
	2013	$20.61	$29.67	32,366	19,200
	2014	$29.67	$32.54	25,714	17,965
	2015	$32.54	$32.18	23,824	15,025
	2016	$32.18	$33.93	20,920	12,426
	2017	$33.93	$41.70	18,943	12,449

ON Nasdaq-100® Index Portfolio	2008	$5.00	$2.88	17,146	1,534
	2009	$2.88	$4.38	15,753	1,433
	2010	$4.38	$5.19	12,584	319
	2011	$5.19	$5.30	12,428	246
	2012	$5.30	$6.20	12,283	246
	2013	$6.20	$8.35	11,995	246
	2014	$8.35	$9.83	11,436	246
	2015	$9.83	$10.63	7,279	246
	2016	$10.63	$11.24	8,846	719
	2017	$11.24	$14.75	5,367	719

ON Bristol Portfolio	2008	$15.18	$8.95	4,647	2,930
	2009	$8.95	$12.04	3,198	588
	2010	$12.04	$13.50	2,645	478
	2011	$13.50	$12.42	2,107	473
	2012	$12.42	$13.93	3,012	467
	2013	$13.93	$19.50	2,461	490
	2014	$19.50	$22.01	2,461	478
	2015	$22.01	$22.70	2,461	182
	2016	$22.70	$25.15	620	173
	2017	$25.15	$31.36	752	159

ON Bryton Growth Portfolio	2008	$12.76	$7.64	4,583	421
	2009	$7.64	$10.28	4,744	899
	2010	$10.28	$12.64	3,585	2,141
	2011	$12.64	$11.36	2,933	1,502
	2012	$11.36	$12.53	2,765	1,207
	2013	$12.53	$17.48	1,727	1,232
	2014	$17.48	$18.40	1,562	1,229

Form V-4826	99

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2015	$18.40	$17.46	1,393	1,207
	2016	$17.46	$18.09	1,284	184
	2017	$18.09	$21.79	741	184

ON ICON Balanced Portfolio	2008	$12.72	$9.21	3,159	2,327
	2009	$9.21	$11.41	2,293	510
	2010	$11.41	$12.18	1,975	0
	2011	$12.18	$12.35	2,148	0
	2012	$12.35	$13.87	3,423	679
	2013	$13.87	$15.85	3,421	679
	2014	$15.85	$16.65	3,248	4,370
	2015	$16.65	$16.74	1,273	4,370
	2016	$16.74	$17.35	53	4,370
	2017	$17.35	$19.07	0	4,370

ON S&P MidCap 400® Index Portfolio	2008	$12.09	$6.79	1,155	0
	2009	$6.79	$7.72	435	0
	2010	$7.72	$9.14	0	0
	2011	$9.14	$8.93	0	0
	2012	$8.93	$10.20	0	0
	2013	$10.20	$13.82	0	0
	2014	$13.82	$14.72	0	0
	2015	$14.72	$14.11	0	0
	2016	$14.11	$15.32	0	0
	2017	$15.32	$17.53	0	0

ON Bristol Growth Portfolio	2008	$10.28	$6.05	87	0
	2009	$6.05	$8.53	1,042	0
	2010	$8.53	$9.54	0	827
	2011	$9.54	$9.29	0	1,502
	2012	$9.29	$10.23	0	827
	2013	$10.23	$14.06	0	857
	2014	$14.06	$15.61	0	854
	2015	$15.61	$16.36	0	827
	2016	$16.36	$17.46	0	827
	2017	$17.46	$22.45	0	827

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.77	0	0
	2015	$10.77	$10.53	0	0
	2016	$10.53	$10.83	0	0
	2017	$10.83	$12.62	0	0

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.18	0	0

Form V-4826	100

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$10.18	$11.30	2,127	1782
	2014	$11.30	$11.67	1,430	1,652
	2015	$11.67	$11.41	1,346	1,528
	2016	$11.41	$11.69	553	1,405
	2017	$11.69	$13.25	522	1,290

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.38	0	0
	2016	$9.38	$9.69	0	0
	2017	$9.69	$10.71	0	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2008	$12.23	$6.24	0	1,077
	2009	$6.24	$8.44	0	1,348
	2010	$8.44	$9.20	50	898
	2011	$9.20	$8.48	25	1,157
	2012	$8.48	$9.69	0	876
	2013	$9.69	$11.40	0	857
	2014	$11.40	$11.30	0	839
	2015	$11.30	$10.91	0	821
	2016	$10.91	$10.74	0	804
	2017	$10.74	$13.06	0	1,304

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.32	327	2,986
	2013	$10.32	$10.37	1,642	957
	2014	$10.37	$10.86	1,642	896
	2015	$10.86	$10.29	1,815	1,045
	2016	$10.29	$11.38	1,964	889
	2017	$11.38	$12.38	1,956	818

Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio	2008	$8.88	$5.65	2,985	1,351
	2009	$5.65	$7.52	2,186	1,351
	2010	$7.52	$8.74	1,851	0
	2011	$8.74	$8.54	1,827	0
	2012	$8.54	$9.82	1,806	0
	2013	$9.82	$12.75	871	0
	2014	$12.75	$13.90	352	0
	2015	$13.90	$13.91	352	0
	2016	$13.91	$15.38	352	0

Dreyfus Variable Investment Fund (Service Shares)

Form V-4826	101

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Appreciation Portfolio	2008	$15.33	$10.68	0	185
	2009	$10.68	$12.94	0	185
	2010	$12.94	$14.75	0	185
	2011	$14.75	$15.90	0	920
	2012	$15.90	$17.35	2,264	472
	2013	$17.35	$20.78	2,251	1,104
	2014	$20.78	$22.20	2,403	398
	2015	$22.20	$21.41	2,368	398
	2016	$21.41	$22.84	207	398
	2017	$22.84	$28.75	176	398

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.29	0	0
	2009	$6.29	$8.05	0	0
	2010	$8.05	$9.39	0	0
	2011	$9.39	$8.05	0	0
	2012	$8.05	$9.34	0	0
	2013	$9.34	$12.93	0	0
	2014	$12.93	$14.02	0	0
	2015	$14.02	$14.75	227	0
	2016	$14.75	$15.12	227	0
	2017	$15.12	$19.18	227	0

Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$10.34	0	0
	2013	$10.34	$12.48	1,059	0
	2014	$12.48	$12.85	1,015	1,143
	2015	$12.85	$11.77	970	1,100
	2016	$11.77	$12.56	550	1,100
	2017	$12.56	$14.71	510	1,100

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2008	$15.48	$8.79	59,846	53,200
	2009	$8.79	$11.81	48,553	40,545
	2010	$11.81	$13.68	40,936	26,301
	2011	$13.68	$13.18	31,654	22,718
	2012	$13.18	$15.17	23,989	15,605
	2013	$15.17	$19.69	20,160	14,458
	2014	$19.69	$21.79	18,208	11,646
	2015	$21.79	$21.68	15,271	10,235
	2016	$21.68	$23.15	14,574	9,681
	2017	$23.15	$27.90	12,742	9,698

Fidelity® VIP Mid Cap Portfolio	2008	$24.04	$14.39	47,569	16,244
	2009	$14.39	$19.93	44,254	10,765

Form V-4826	102

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$19.93	$25.39	44,615	9,124
	2011	$25.39	$22.44	43,220	8,581
	2012	$22.44	$25.47	35,985	6,840
	2013	$25.47	$34.30	33,967	6,269
	2014	$34.30	$36.05	30,983	5,695
	2015	$36.05	$35.14	28,859	4,680
	2016	$35.14	$38.98	21,223	4,217
	2017	$38.98	$46.57	17,296	4,397

Fidelity® VIP Growth Portfolio	2008	$8.88	$4.64	20,145	6,780
	2009	$4.64	$5.88	16,818	4,209
	2010	$5.88	$7.22	13,500	4,365
	2011	$7.22	$7.15	12,531	6,973
	2012	$7.15	$8.11	10,601	4,570
	2013	$8.11	$10.93	11,474	5,148
	2014	$10.93	$12.02	9,943	4,754
	2015	$12.02	$12.74	6,878	4,510
	2016	$12.74	$12.69	6,371	4,233
	2017	$12.69	$16.96	4,828	5,886

Fidelity® VIP Equity-Income Portfolio	2008	$15.35	$8.70	7,838	7,387
	2009	$8.70	$11.20	5,435	3,785
	2010	$11.20	$12.76	4,946	3,183
	2011	$12.76	$12.73	4,225	3,778
	2012	$12.73	$14.76	5,681	2,038
	2013	$14.76	$18.70	5,460	2,289
	2014	$18.70	$20.11	4,808	1,732
	2015	$20.11	$19.09	3,760	1,217
	2016	$19.09	$22.27	873	1,217
	2017	$22.27	$24.86	767	1,205

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	0	1,080
	2009	$5.30	$7.22	0	49
	2010	$7.22	$9.31	541	924
	2011	$9.31	$9.94	2,415	2,580
	2012	$9.94	$11.66	3,778	3,301
	2013	$11.66	$11.74	1,275	1,877
	2014	$11.74	$15.10	1,275	1,102
	2015	$15.10	$15.49	2,739	1,044
	2016	$15.49	$16.19	1,308	1,192
	2017	$16.19	$16.65	638	1,144

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.39	0	0
	2014	$11.39	$11.94	0	0
	2015	$11.94	$11.67	290	0

Form V-4826	103

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2016	$11.67	$12.15	290	0
	2017	$12.15	$14.01	790	0

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$14.56	$14.46	11,643	4,306
	2017	$14.46	$14.41	11,055	1,278

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	2008	$12.13	$8.45	27,620	21,993
	2009	$8.45	$11.36	24,832	14,673
	2010	$11.36	$12.69	19,241	11,027
	2011	$12.69	$12.87	15,747	11,314
	2012	$12.87	$14.37	10,251	11,914
	2013	$14.37	$16.23	8,628	10,444
	2014	$16.23	$16.83	9,631	10,251
	2015	$16.83	$15.50	8,221	8,728
	2016	$15.50	$17.52	4,240	8,512
	2017	$17.52	$19.04	3,358	7,194

Franklin Flex Cap Growth VIP Fund (Class 2)	2008	$12.27	$7.87	4,885	4,485
	2009	$7.87	$10.37	691	931
	2010	$10.37	$11.94	741	786
	2011	$11.94	$11.26	25	775
	2012	$11.26	$12.20	0	764
	2013	$12.20	$16.62	0	796
	2014	$16.62	$17.48	0	773
	2015	$17.48	$18.08	0	709
	2016	$18.08	$17.40	0	691
	2017	$17.40	$21.89	0	664

Templeton Foreign VIP Fund (Class 2)	2008	$14.38	$8.50	18,541	5927
	2009	$8.50	$11.54	23,483	3311
	2010	$11.54	$12.40	23,625	3580
	2011	$12.40	$10.98	19,956	2,751
	2012	$10.98	$12.87	19,023	1,452
	2013	$12.87	$15.68	17,857	1,418
	2014	$15.68	$13.81	18,377	1,554
	2015	$13.81	$12.80	15,195	1,129
	2016	$12.80	$13.60	13,694	629
	2017	$13.60	$15.72	12,579	629

Franklin Founding Funds Allocation VIP Fund (Class 4)	2008	$10.00	$6.63	0	0

Form V-4826	104

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$6.63	$8.54	0	0
	2010	$8.54	$9.33	0	1206
	2011	$9.33	$9.09	0	0
	2012	$9.09	$10.38	0	642
	2013	$10.38	$12.72	0	642
	2014	$12.72	$12.96	0	642
	2015	$12.96	$12.04	0	642
	2016	$12.04	$13.47	0	642
	2017	$13.47	$14.93	0	642

Franklin VolSmart Allocation VIP Fund (Class 5)	2015	$10.00	$9.33	0	0
	2016	$9.33	$9.67	0	0
	2017	$9.67	$11.09	0	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2008	$14.32	$9.29	20,420	11,085
	2009	$9.29	$10.89	10,683	3,182
	2010	$10.89	$12.01	11,255	3,316
	2011	$12.01	$11.06	8,038	3,306
	2012	$11.06	$13.06	6,648	3,221
	2013	$13.06	$17.24	6,801	3,156
	2014	$17.24	$19.30	6,711	3,116
	2015	$19.30	$18.28	6,629	2,997
	2016	$18.28	$20.22	2,842	2,967
	2017	$20.22	$22.01	2,196	2,921

Goldman Sachs U.S. Equity Insights Fund	2008	$11.13	$6.95	1,326	664
	2009	$6.95	$8.34	1,326	664
	2010	$8.34	$9.33	629	591
	2011	$9.33	$9.62	226	591
	2012	$9.62	$10.92	0	455
	2013	$10.92	$14.88	0	254
	2014	$14.88	$17.16	0	254
	2015	$17.16	$16.97	0	187
	2016	$16.97	$18.62	0	0
	2017	$18.62	$22.90	0	0

Goldman Sachs Strategic Growth Fund	2008	$10.30	$5.94	288	0
	2009	$5.94	$8.70	11,231	0
	2010	$8.70	$9.55	10,925	209
	2011	$9.55	$9.22	10,538	209
	2012	$9.22	$10.96	10,314	0

Form V-4826	105

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$10.96	$14.38	10,101	0
	2014	$14.38	$16.19	9,869	0
	2015	$16.19	$16.59	9,503	0
	2016	$16.59	$16.77	9,162	0
	2017	$16.77	$21.72	8,821	0

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.25	0	0
	2013	$10.25	$11.54	0	0
	2014	$11.54	$11.89	0	0
	2015	$11.89	$11.09	0	630
	2016	$11.09	$11.47	0	0
	2017	$11.47	$12.86	0	0

Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	2009	$10.00	$11.89	9,800	0
	2010	$11.89	$12.81	8,018	9,148
	2011	$12.81	$11.78	7,944	7,462
	2012	$11.78	$13.92	7,970	6,807
	2013	$13.92	$17.26	6,382	7,860
	2014	$17.26	$16.20	5,869	7,625
	2015	$16.20	$14.72	3,094	4,575
	2016	$14.72	$14.21	474	3,817
	2017	$14.21	$16.66	349	3,526

Ivy VIP Natural Resources	2009	$10.00	$13.60	904	0
	2010	$13.60	$15.78	1,671	1558
	2011	$15.78	$12.28	1,032	1,257
	2012	$12.28	$12.40	201	1,257
	2013	$12.40	$13.25	192	804
	2014	$13.25	$11.42	184	711
	2015	$11.42	$8.78	131	711
	2016	$8.78	$10.78	123	711
	2017	$10.78	$11.00	114	711

Ivy VIP Science and Technology	2009	$10.00	$12.93	0	0
	2010	$12.93	$14.45	333	0
	2011	$14.45	$13.50	0	1,347
	2012	$13.50	$17.10	617	1,347
	2013	$17.10	$26.50	1,812	2,856
	2014	$26.50	$27.03	1,475	2,856
	2015	$27.03	$26.02	1,309	2,856
	2016	$26.02	$26.18	337	2,257
	2017	$26.18	$34.28	622	3,660

Form V-4826	106

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Janus Aspen Series (Institutional Shares)
Janus Henderson Research Portfolio	2008	$9.44	$5.64	17,884	6,080
	2009	$5.64	$7.62	17,288	6,074
	2010	$7.62	$8.65	15,363	3,504
	2011	$8.65	$8.12	14,257	3,499
	2012	$8.12	$9.54	13,909	2,797
	2013	$9.54	$12.33	7,026	2,534
	2014	$12.33	$13.80	11,570	2,530
	2015	$13.80	$14.41	5,331	2,440
	2016	$14.41	$14.36	5,276	2,196
	2017	$14.36	$18.19	3,633	2,192

Janus Henderson Global Research Portfolio	2008	$10.69	$5.86	6,309	9,816
	2009	$5.86	$8.00	5,193	8,644
	2010	$8.00	$9.19	5,011	6,211
	2011	$9.19	$7.86	4,717	4,549
	2012	$7.86	$9.35	2,115	3,814
	2013	$9.35	$11.90	1,532	3,814
	2014	$11.90	$12.67	1,372	2,636
	2015	$12.67	$12.27	1,207	2,391
	2016	$12.27	$12.41	1,189	2,235
	2017	$12.41	$15.63	663	2,235

Janus Henderson Balanced Portfolio	2008	$14.63	$12.20	25,012	13,276
	2009	$12.20	$15.23	19,846	13,161
	2010	$15.23	$16.36	14,227	8,732
	2011	$16.36	$16.48	12,827	8,589
	2012	$16.48	$18.55	10,269	7,758
	2013	$18.55	$22.09	8,772	8,580
	2014	$22.09	$23.76	7,971	10,320
	2015	$23.76	$23.69	5,780	9,297
	2016	$23.69	$24.56	5,178	9,185
	2017	$24.56	$28.83	4,190	9,040

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2008	$7.61	$4.54	7,670	1,780
	2009	$4.54	$6.12	5,484	301
	2010	$6.12	$6.93	5,428	301
	2011	$6.93	$6.48	3,808	301
	2012	$6.48	$7.60	3,727	301
	2013	$7.60	$9.79	3,166	301
	2014	$9.79	$10.94	3,083	301

Form V-4826	107

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2015	$10.94	$11.39	2,883	0
	2016	$11.39	$11.32	2,588	0
	2017	$11.32	$14.31	2,530	0

Janus Henderson Overseas Portfolio	2008	$38.60	$18.27	12,481	7,491
	2009	$18.27	$32.43	11,481	4,921
	2010	$32.43	$40.18	10,129	5,091
	2011	$40.18	$26.95	9,345	3,768
	2012	$26.95	$30.23	6,783	2,175
	2013	$30.23	$34.24	5,769	1,995
	2014	$34.24	$29.82	5,498	1,835
	2015	$29.82	$26.96	4,869	1,278
	2016	$26.96	$24.92	1,342	1,188
	2017	$24.92	$32.31	979	1,295

Janus Henderson Global Research Portfolio	2008	$7.61	$4.16	8,407	4,015
	2009	$4.16	$5.67	6,051	3,394
	2010	$5.67	$6.49	4,916	1,953
	2011	$6.49	$5.53	4,868	1,953
	2012	$5.53	$6.57	4,526	1,953
	2013	$6.57	$8.34	2,344	1,953
	2014	$8.34	$8.86	2,293	1,953
	2015	$8.86	$8.56	2,244	1,634
	2016	$8.56	$8.64	1,960	1,634
	2017	$8.64	$10.84	1,913	1,634

Janus Henderson Balanced Portfolio	2008	$13.12	$10.92	32,838	13,676
	2009	$10.92	$13.59	35,218	12,656
	2010	$13.59	$14.56	29,322	12,154
	2011	$14.56	$14.63	23,693	12,118
	2012	$14.63	$16.43	20,316	11,217
	2013	$16.43	$19.51	17,138	10,554
	2014	$19.51	$20.93	14,039	10,150
	2015	$20.93	$20.83	11,407	10,282
	2016	$20.83	$21.54	10,890	9,773
	2017	$21.54	$25.22	10,443	9,696

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0
	2013	$9.90	$12.25	0	0
	2014	$12.25	$14.29	0	0
	2015	$14.29	$14.74	0	0
	2016	$14.74	$16.03	30,495	0
	2017	$16.03	$18.34	29,464	436

Form V-4826	108

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.81	0	0
	2016	$9.81	$9.94	0	0
	2017	$9.94	$10.18	0	950

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2008	$21.49	$14.22	10,534	5,709
	2009	$14.22	$17.85	9,949	3,270
	2010	$17.85	$21.84	9,347	1,696
	2011	$21.84	$22.11	8,717	1,889
	2012	$22.11	$26.38	8,643	1,687
	2013	$26.38	$34.59	8,651	1,428
	2014	$34.59	$39.46	8,607	1,239
	2015	$39.46	$38.07	8,120	1,189
	2016	$38.07	$43.28	6,527	1,048
	2017	$43.28	$48.80	6,526	1,226

JPMorgan Insurance Trust Small Cap Core Portfolio	2008	$16.11	$10.86	322	1,041
	2009	$10.86	$13.19	322	1,041
	2010	$13.19	$16.62	269	1,041
	2011	$16.62	$15.69	0	1,370
	2012	$15.69	$18.62	0	1,370
	2013	$18.62	$26.26	0	919
	2014	$26.26	$28.52	0	919
	2015	$28.52	$26.77	231	919
	2016	$26.77	$31.90	219	919
	2017	$31.90	$36.42	208	919

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2008	$20.48	$12.90	7,699	5,388
	2009	$12.90	$19.51	10,082	5,028
	2010	$19.51	$23.93	9,559	5,082
	2011	$23.93	$21.56	7,358	5,681
	2012	$21.56	$23.55	6,501	5,383
	2013	$23.55	$31.58	5,461	5,050
	2014	$31.58	$34.75	5,314	5,046
	2015	$34.75	$33.62	5,071	5,021
	2016	$33.62	$38.57	4,254	4,734
	2017	$38.57	$43.56	4,119	1,946

Lazard Retirement Emerging Markets Equity Portfolio	2008	$38.16	$19.39	13,729	7,854
	2009	$19.39	$32.64	15,733	5,129
	2010	$32.64	$39.69	14,685	4,423

Form V-4826	109

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$39.69	$32.26	13,292	2,753
	2012	$32.26	$39.02	10,988	1,488
	2013	$39.02	$38.19	9,354	1,486
	2014	$38.19	$36.09	8,715	1,288
	2015	$36.09	$28.60	7,328	997
	2016	$28.60	$34.23	6,492	927
	2017	$34.23	$43.37	7,022	1,120

Lazard Retirement International Equity Portfolio	2008	$13.91	$8.68	8,210	461
	2009	$8.68	$10.45	3,320	1,125
	2010	$10.45	$11.05	3,627	809
	2011	$11.05	$10.16	3,566	796
	2012	$10.16	$12.19	1,655	783
	2013	$12.19	$14.59	1,633	893
	2014	$14.59	$13.86	1,610	858
	2015	$13.86	$13.97	2,066	717
	2016	$13.97	$13.25	3,079	696
	2017	$13.25	$16.07	2,936	1,175

Lazard Retirement U.S. Strategic Equity Portfolio	2008	$11.72	$7.52	1,805	0
	2009	$7.52	$9.45	1,805	0
	2010	$9.45	$10.57	1,742	0
	2011	$10.57	$10.68	1,680	0
	2012	$10.68	$12.07	1,622	0
	2013	$12.07	$15.32	1,560	0
	2014	$15.32	$17.41	1,496	0
	2015	$17.41	$16.32	1,431	0
	2016	$16.32	$17.70	1,365	0
	2017	$17.70	$20.71	0	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.51	0	0
	2013	$10.51	$12.45	0	0
	2014	$12.45	$12.67	0	0
	2015	$12.67	$12.50	0	0
	2016	$12.50	$12.80	0	0
	2017	$12.80	$15.29	0	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2008	$11.83	$7.62	0	0
	2009	$7.62	$9.28	0	0
	2010	$9.28	$10.33	0	0
	2011	$10.33	$11.04	0	0

Form V-4826	110

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$11.04	$12.50	0	0
	2013	$12.50	$15.60	0	0
	2014	$15.60	$17.56	0	0
	2015	$17.56	$16.66	0	0
	2016	$16.66	$18.98	941	0
	2017	$18.98	$22.42	0	248

ClearBridge Variable Large Cap Value Portfolio	2008	$12.39	$7.90	0	0
	2009	$7.90	$9.75	0	0
	2010	$9.75	$10.58	0	0
	2011	$10.58	$11.01	0	0
	2012	$11.01	$12.71	0	0
	2013	$12.71	$16.67	0	0
	2014	$16.67	$18.46	391	0
	2015	$18.46	$17.77	779	0
	2016	$17.77	$19.90	5,028	0
	2017	$19.90	$22.65	4,828	0

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.18	0	0
	2013	$10.18	$11.95	0	0
	2014	$11.95	$12.63	0	0
	2015	$12.63	$11.86	0	0
	2016	$11.86	$11.73	0	0
	2017	$11.73	$13.26	0	0

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.76	0	0
	2016	$9.76	$10.07	0	0
	2017	$10.07	$10.55	0	0

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2008	$10.72	$5.14	5,652	1,682
	2009	$5.14	$7.20	3,186	450
	2010	$7.20	$9.22	1,582	346
	2011	$9.22	$8.57	1,157	256
	2012	$8.57	$9.89	0	169
	2013	$9.89	$13.45	0	143
	2014	$13.45	$14.47	0	143
	2015	$14.47	$14.98	0	143
	2016	$14.98	$15.53	456	143
	2017	$15.53	$19.50	424	143

MFS® New Discovery Series	2008	$12.84	$7.69	360	350

Form V-4826	111

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$7.69	$12.42	241	0
	2010	$12.42	$16.74	0	0
	2011	$16.74	$14.85	247	0
	2012	$14.85	$17.79	510	0
	2013	$17.79	$24.90	1,718	0
	2014	$24.90	$22.83	1,383	0
	2015	$22.83	$22.14	1,307	0
	2016	$22.14	$23.87	1,111	0
	2017	$23.87	$29.89	1,036	0

MFS® Total Return Series	2008	$14.11	$10.86	48,050	17,873
	2009	$10.86	$12.67	31,986	14,144
	2010	$12.67	$13.77	22,313	12,390
	2011	$13.77	$13.87	21,671	10,678
	2012	$13.87	$15.24	17,115	9,733
	2013	$15.24	$17.94	16,206	9,346
	2014	$17.94	$19.24	14,294	9,013
	2015	$19.24	$18.96	12,374	7,543
	2016	$18.96	$20.45	11,553	7,099
	2017	$20.45	$22.70	9,667	6,714

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.77	4,244	0
	2016	$9.77	$10.25	4,244	0
	2017	$10.25	$13.01	4,244	0

Morgan Stanley Variable Insurance Fund, Inc. (Class I)
Morgan Stanley VIF U.S. Real Estate Portfolio	2008	$33.45	$20.59	6,998	4,121
	2009	$20.59	$26.19	5,957	2,374
	2010	$26.19	$33.73	4,722	1,912
	2011	$33.73	$35.41	4,512	1,760
	2012	$35.41	$40.65	3,492	1,714
	2013	$40.65	$41.12	2,896	1,608
	2014	$41.12	$52.86	2,716	1,605
	2015	$52.86	$53.53	1,960	1,602
	2016	$53.53	$56.66	1,661	1,549
	2017	$56.66	$57.90	1,436	1,545

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2008	$13.13	$11.65	0	1,630
	2009	$11.65	$12.63	0	1,238

Form V-4826	112

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$12.63	$13.38	0	717
	2011	$13.38	$13.97	0	382
	2012	$13.97	$15.12	0	382
	2013	$15.12	$14.90	0	382
	2014	$14.90	$15.88	0	382
	2015	$15.88	$15.61	2,445	382
	2016	$15.61	$16.38	1,773	382
	2017	$16.38	$17.19	1,618	814

Morgan Stanley VIF U.S. Real Estate Portfolio	2008	$22.38	$13.74	712	253
	2009	$13.74	$17.49	0	253
	2010	$17.49	$22.46	0	253
	2011	$22.46	$23.52	0	253
	2012	$23.52	$26.95	0	232
	2013	$26.95	$27.18	0	232
	2014	$27.18	$34.86	0	232
	2015	$34.86	$35.21	0	232
	2016	$35.21	$37.18	0	232
	2017	$37.18	$37.91	0	232

Morgan Stanley VIF Growth Portfolio	2008	$12.38	$6.21	0	184
	2009	$6.21	$10.17	3,395	184
	2010	$10.17	$12.36	3,395	184
	2011	$12.36	$11.88	3,395	0
	2012	$11.88	$13.43	3,395	0
	2013	$13.43	$19.66	3,395	0
	2014	$19.66	$20.67	3,395	0
	2015	$20.67	$22.93	5,274	0
	2016	$22.93	$22.29	5,158	0
	2017	$22.29	$31.55	5,041	0

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.43	$5.58	372	78
	2009	$5.58	$8.09	333	357
	2010	$8.09	$10.10	299	769
	2011	$10.10	$9.34	874	769
	2012	$9.34	$10.68	291	769
	2013	$10.68	$14.47	58	769
	2014	$14.47	$16.28	58	769
	2015	$16.28	$14.76	58	769
	2016	$14.76	$16.97	9	769
	2017	$16.97	$19.57	0	769

Form V-4826	113

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.23	0	0
	2013	$10.23	$10.94	2,154	4,209
	2014	$10.94	$11.17	1,454	4,209
	2015	$11.17	$10.58	1,368	4,209
	2016	$10.58	$11.13	1,285	4,209
	2017	$11.13	$12.20	101	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.22	0	0
	2013	$10.22	$11.38	0	0
	2014	$11.38	$11.60	0	0
	2015	$11.60	$10.76	0	0
	2016	$10.76	$11.34	0	0
	2017	$11.34	$12.80	0	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.19	0	0
	2013	$10.19	$11.71	0	0
	2014	$11.71	$11.75	0	0
	2015	$11.75	$10.58	0	0
	2016	$10.58	$11.07	0	0
	2017	$11.07	$12.91	0	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2008	$13.78	$12.70	37,696	9,468
	2009	$12.70	$14.90	26,160	7,956
	2010	$14.90	$15.96	22,899	7,997
	2011	$15.96	$17.67	15,675	6,825
	2012	$17.67	$19.04	9,132	6,067
	2013	$19.04	$17.13	6,041	3,811
	2014	$17.13	$17.50	5,337	2,976
	2015	$17.50	$16.88	3,647	2,785
	2016	$16.88	$17.60	3,072	2,720
	2017	$17.60	$18.08	2,739	2,658

PIMCO Total Return Portfolio	2008	$12.73	$13.22	42,397	9,722
	2009	$13.22	$14.94	32,422	13,367
	2010	$14.94	$16.01	31,214	12,476
	2011	$16.01	$16.44	23,955	10,495
	2012	$16.44	$17.86	19,918	9,517
	2013	$17.86	$17.35	14,971	6,859
	2014	$17.35	$17.93	12,033	4,790
	2015	$17.93	$17.86	8,363	3,606
	2016	$17.86	$18.17	6,150	3,423

Form V-4826	114

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2017	$18.17	$18.90	5,170	3,208

PIMCO Global Bond Portfolio (Unhedged)	2008	$13.89	$13.65	6,173	1,611
	2009	$13.65	$15.80	6,694	2,467
	2010	$15.80	$17.49	7,514	2,157
	2011	$17.49	$18.65	4,836	2,023
	2012	$18.65	$19.76	3,156	2,108
	2013	$19.76	$17.93	2,041	1,801
	2014	$17.93	$18.17	1,287	1,062
	2015	$18.17	$17.28	820	991
	2016	$17.28	$17.82	1,180	984
	2017	$17.82	$19.19	541	974

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.39	0	0
	2010	$13.39	$16.53	487	1,531
	2011	$16.53	$15.15	1,064	1,466
	2012	$15.15	$15.82	955	1,462
	2013	$15.82	$13.37	722	1,487
	2014	$13.37	$10.81	501	972
	2015	$10.81	$7.96	131	939
	2016	$7.96	$9.09	82	934
	2017	$9.09	$9.20	61	925

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.05	0	0
	2013	$10.05	$11.10	0	0
	2014	$11.10	$11.64	0	0
	2015	$11.64	$10.90	0	0
	2016	$10.90	$11.64	0	0
	2017	$11.64	$13.48	0	0

PIMCO Low Duration Portfolio	2015	$10.00	$9.89	518	0
	2016	$9.89	$9.93	518	0
	2017	$9.93	$9.98	518	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2008	$16.54	$10.24	0	503
	2009	$10.24	$14.46	7,542	0
	2010	$14.46	$15.98	7,334	0
	2011	$15.98	$15.82	7,054	224
	2012	$15.82	$18.14	6,784	224
	2013	$18.14	$24.66	6,529	0
	2014	$24.66	$26.78	6,249	0
	2015	$26.78	$29.47	6,896	0
	2016	$29.47	$28.83	6,677	0

Form V-4826	115

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2017	$28.83	$38.89	6,461	0

Jennison 20/20 Focus Portfolio	2008	$20.91	$12.56	2,401	1,776
	2009	$12.56	$19.59	9,909	1,355
	2010	$19.59	$20.84	10,200	1,579
	2011	$20.84	$19.73	8,858	1,373
	2012	$19.73	$21.63	8,428	1,269
	2013	$21.63	$27.72	7,949	1,215
	2014	$27.72	$29.32	7,601	1,198
	2015	$29.32	$30.76	7,207	758
	2016	$30.76	$30.86	6,788	741
	2017	$30.86	$39.68	6,461	732

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2008	$20.72	$14.96	15,409	10,164
	2009	$14.96	$20.04	14,899	6,916
	2010	$20.04	$23.94	14,279	3,620
	2011	$23.94	$22.95	13,120	3,865
	2012	$22.95	$25.58	11,738	3,223
	2013	$25.58	$34.17	10,494	3,393
	2014	$34.17	$34.96	10,125	2,967
	2015	$34.96	$30.56	8,611	2,376
	2016	$30.56	$36.63	1,594	1,747
	2017	$36.63	$38.26	1,335	990

Royce Micro-Cap Portfolio	2008	$22.73	$12.78	7,864	1,826
	2009	$12.78	$20.02	9,891	1,981
	2010	$20.02	$25.78	13,775	2,187
	2011	$25.78	$22.46	9,389	1,889
	2012	$22.46	$23.95	8,749	763
	2013	$23.95	$28.72	7,554	734
	2014	$28.72	$27.45	7,317	357
	2015	$27.45	$23.81	6,557	357
	2016	$23.81	$28.25	524	357
	2017	$28.25	$29.45	512	357

Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund	2008	$10.88	$6.00	5,404	3,770
	2009	$6.00	$8.35	4,764	3,440
	2010	$8.35	$11.21	2,002	2,231
	2011	$11.21	$11.16	1,505	2,179
	2012	$11.16	$13.02	1,321	2,179
	2013	$13.02	$18.56	1,249	2,179
	2014	$18.56	$18.46	1,192	2,179
	2015	$18.46	$18.02	1,192	1,935

Form V-4826	116

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2016	$18.02	$19.23	1,192	1,935
	2017	$19.23	$24.61	1,192	1,935

Wells Fargo VT Opportunity Fund	2008	$16.32	$9.69	5,165	2,985
	2009	$9.69	$14.18	5,101	2,985
	2010	$14.18	$17.40	4,911	2,381
	2011	$17.40	$16.29	4,093	2,381
	2012	$16.29	$18.65	3,293	2,381
	2013	$18.65	$24.16	1,242	1,920
	2014	$24.16	$26.43	1,201	440
	2015	$26.43	$25.39	1,160	440
	2016	$25.39	$28.24	1,118	440
	2017	$28.24	$33.71	1,078	440

Form V-4826	117

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

VAA 1940 Act File Number 811-1978

VAA 1933 Act File Number 33-62282

VAB 1940 Act File Number 811-1979

VAB 1933 Act File Number 33-62284

Form V-4826	118

Ohio National Variable Account B

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 888.925.6446

Top VA

Statement of Additional Information

May 1, 2018

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated May 1, 2018. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $42 billion and equity of approximately $2.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAA and VAB’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account B as of December 31, 2017 and for each of the periods in the two-year period ended December 31, 2017, and the related financial highlights for each of the periods in the five-year period ended December 31, 2017, and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2017 and 2016 and for each of the years in the three-year period ended December 31, 2017 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA and VAB, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2017	$69,994,542	$17,745,033
2016	$83,440,010	$21,062,479
2015	$115,053,379	$27,096,161

For contracts issued by VAB, those amounts have been:

Year	Aggregate Commissions	Retained Commissions
2017	$30,250	$7,669
2016	$28,089	$7,090
2015	$16,868	$3,972

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

2

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Ohio National Life Insurance Company

and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Ohio National Variable Account B (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio

April 4, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCT SERIES FUND, INC. – CLASS B

VPS Dynamic Asset Allocation Portfolio

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

Invesco V.I. International Growth Series II Subaccount

CALVERT VARIABLE PRODUCTS, INC.

VP S&P 500 Index Subaccount

DREYFUS VARIABLE INVESTMENTS FUND – SERVICE SHARES

Appreciation Subaccount

FEDERATED INSURANCE SERIES

Managed Volatility Fund II Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

VIP Contrafund® Subaccount

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST

Franklin Flex Cap Growth VIP Class 2 Subaccount

Franklin Founding Funds Allocation VIP Class 4 Subaccount

Franklin Income VIP Class 2 Subaccount

Templeton Foreign VIP Class 2 Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Large Cap Value Institutional Shares Subaccount

Strategic Growth Institutional Shares Subaccount

U.S. Equity Insights Institutional Shares Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount (1)

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST – CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

JANUS ASPEN SERIES – INSTITUTIONAL SHARES

Janus Henderson Balanced Subaccount (1)

Janus Henderson Global Research Subaccount (1)

Janus Henderson Research Subaccount (1)

2

JANUS ASPEN SERIES – SERVICE SHARES

Janus Henderson Balanced Subaccount (1)

Janus Henderson Global Research Subaccount (1)

Janus Henderson Overseas Subaccount (1)

Janus Henderson Research Subaccount (1)

Janus Henderson U.S. Low Volatility Subaccount (1)

LAZARD RETIREMENT SERIES, INC. – SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST – CLASS I

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

MFS® VARIABLE INSRUANCE TRUST – SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. (1)

VIF Core Plus Fixed Income Class II Subaccount (1)

VIF Growth Class II Subaccount (1)

VIF U.S. Real Estate Class I Subaccount (1)

VIF U.S. Real Estate Class II Subaccount (1)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST – S CLASS

AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST – CLASS 2

TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

Aggressive Growth Subaccount

Balanced Subaccount

Bond Subaccount

Bristol Growth Subaccount

Bristol Subaccount

Bryton Growth Subaccount

Capital Appreciation Subaccount

ClearBridge Small Cap Subaccount

Equity Subaccount

High Income Bond Subaccount

Mid Cap Opportunity Subaccount

Nasdaq-100® Index Subaccount

Omni Subaccount

ON Foreign Subaccount (1)

ON International Equity Subaccount (1)

3

S&P 500® Index Subaccount

Small Cap Growth Subaccount

Strategic Value Subaccount

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Subaccount

Real Return Subaccount

Total Return Subaccount

ROYCE CAPITAL FUND – INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. – CLASS II

Jennison 20/20 Focus Subaccount

WELLS FARGO VARIABLE TRUST

Discovery Subaccount

Opportunity Subaccount

Statement of assets and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from February 26, 2016 (commencement of operations) to December 31, 2016.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS

VIP Government Money Market Subaccount

Statement of assets and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the year then ended.

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Flexible Bond Subaccount (1)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST – CLASS I

ClearBridge Variable Dividend Strategy Subaccount

Statement of operations for the year ended December 31, 2017 and the statements of changes in contract owners’ equity for the years ended December 31, 2017 and 2016.

NORTHERN LIGHTS VARIABLE TRUST – CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

Statement of changes in contract owners’ equity for the year ended December 31, 2016.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Global Trends Allocation Service Shares Subaccount

MFS® VARIABLE INSRUANCE TRUST II – SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

4

Statement of changes in contract owners’ equity for the period from January 1, 2016 to February 26, 2016 (liquidation).

OHIO NATIONAL FUND, INC.

Money Market Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2016 to April 29, 2016 (liquidation).

WELLS FARGO VARIABLE TRUST

Small Cap Value Subaccount

(1)	See the footnote to the statements of assets and contract owners’ equity for the former name of the subaccount.

5

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount	99,849	$2,544,181	$4,131,771	$3,976,685	$155,086	$4,131,771
Bond Subaccount	39,099	456,967	686,570	662,266	24,304	686,570
Omni Subaccount	48,310	809,167	1,574,896	1,561,160	13,736	1,574,896
ON International Equity Subaccount (a)	74,565	961,425	1,124,446	1,119,656	4,790	1,124,446
Capital Appreciation Subaccount	64,817	1,011,373	2,829,919	2,796,067	33,852	2,829,919
ON Foreign Subaccount (a)	13,506	243,120	448,664	448,664	0	448,664
Aggressive Growth Subaccount	8,923	106,168	177,838	177,838	0	177,838
Small Cap Growth Subaccount	44,271	944,805	1,460,514	1,460,514	0	1,460,514
Mid Cap Opportunity Subaccount	21,339	347,325	823,702	813,486	10,216	823,702
S&P 500® Index Subaccount	54,650	810,876	1,613,262	1,604,751	8,511	1,613,262
Strategic Value Subaccount	3,120	36,892	55,783	55,783	0	55,783
High Income Bond Subaccount	7,214	73,647	139,663	139,663	0	139,663
ClearBridge Small Cap Subaccount	378	10,409	21,697	21,697	0	21,697
Nasdaq-100® Index Subaccount	2,471	23,120	41,185	41,185	0	41,185
Bristol Subaccount	332	5,911	10,044	10,044	0	10,044
Bryton Growth Subaccount	161	1,663	4,006	4,006	0	4,006
Balanced Subaccount	4,458	75,938	98,218	98,218	0	98,218
Bristol Growth Subaccount	1,311	15,292	31,721	31,721	0	31,721
Janus Aspen Series - Institutional Shares:
Janus Henderson Research Subaccount (a)	6,539	185,831	238,742	238,742	0	238,742
Janus Henderson Global Research Subaccount (a)	1,601	59,469	81,980	81,980	0	81,980
Janus Henderson Balanced Subaccount (a)	64,115	1,898,849	2,261,351	2,261,351	0	2,261,351
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount (a)	893	24,268	31,879	31,879	0	31,879
Janus Henderson Global Research Subaccount (a)	371	12,686	18,614	18,614	0	18,614
Janus Henderson Balanced Subaccount (a)	22,611	659,633	838,634	838,634	0	838,634
Janus Henderson Overseas Subaccount (a)	2,839	116,994	87,279	87,279	0	87,279
Janus Henderson U.S. Low Volatility Subaccount (a)	459	7,181	7,995	7,995	0	7,995
Janus Henderson Flexible Bond Subaccount (a)	760	9,679	9,671	9,671	0	9,671
Wells Fargo Variable Trust:
Opportunity Subaccount	897	18,683	24,336	24,336	0	24,336
Discovery Subaccount	2,312	42,075	73,391	73,391	0	73,391

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Goldman Sachs Variable Insurance Trust:
Large Cap Value Institutional Shares Subaccount	8,288	$88,517	$75,092	$75,092	$0	$75,092
U.S. Equity Insights Institutional Shares Subaccount	286	3,772	5,555	5,555	0	5,555
Strategic Growth Institutional Shares Subaccount	118	1,940	2,320	2,320	0	2,320
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	5,182	105,658	122,243	122,243	0	122,243
U.S. Small-Mid Cap Equity Subaccount	20,781	184,818	173,109	173,109	0	173,109
International Equity Subaccount	18,385	218,754	199,114	199,114	0	199,114
Global Dynamic Multi Asset Subaccount	353	3,847	4,756	4,756	0	4,756
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	14,114	420,226	533,366	533,366	0	533,366
VIP Contrafund® Subaccount	13,178	369,913	488,260	488,260	0	488,260
VIP Growth Subaccount	1,825	87,262	132,947	132,947	0	132,947
VIP Equity-Income Subaccount	3,186	68,012	74,299	74,299	0	74,299
VIP Real Estate Subaccount	1,482	24,795	28,366	28,366	0	28,366
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	779,762	779,762	779,762	755,145	24,617	779,762
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	1,449	21,137	26,912	26,912	0	26,912
Mid Cap Growth Subaccount	310	2,048	2,790	2,790	0	2,790
Total Return Subaccount	8,187	164,366	198,785	198,785	0	198,785
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	1,306	19,488	33,477	33,477	0	33,477
Mid Cap Value Subaccount	11,223	79,540	132,773	132,773	0	132,773
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	8,673	111,442	107,716	107,716	0	107,716
Total Return Subaccount	12,055	132,178	131,881	131,881	0	131,881
Global Bond Subaccount	3,119	41,211	38,338	38,338	0	38,338
CommodityRealReturn® Strategy Subaccount	1,557	23,378	11,148	11,148	0	11,148
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	37	4,262	5,248	5,248	0	5,248
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	2,695	38,451	80,523	80,523	0	80,523
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	258	10,429	11,449	11,449	0	11,449

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2017

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	16,701	$159,062	$146,638	$146,638	$0	$146,638
Micro-Cap Subaccount	2,827	31,046	29,344	29,344	0	29,344
Morgan Stanley Variable Insurance Fund, Inc. (a):
VIF U.S. Real Estate Class I Subaccount (a)	11,538	201,985	250,605	250,605	0	250,605
VIF Core Plus Fixed Income Class II Subaccount (a)	1,684	18,065	18,419	18,419	0	18,419
VIF U.S. Real Estate Class II Subaccount (a)	408	7,374	8,802	8,802	0	8,802
VIF Growth Class II Subaccount (a)	246	5,423	7,605	7,605	0	7,605
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	433	14,090	17,025	17,025	0	17,025
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	1,648	19,820	18,412	18,412	0	18,412
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Class 2 Subaccount	11,083	169,856	179,212	179,212	0	179,212
Franklin Flex Cap Growth VIP Class 2 Subaccount	2,901	24,389	21,638	21,638	0	21,638
Templeton Foreign VIP Class 2 Subaccount	2,800	41,989	43,308	43,308	0	43,308
Franklin Founding Funds Allocation VIP Class 4 Subaccount	2,363	16,820	17,793	17,793	0	17,793
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	2,263	35,159	50,275	50,275	0	50,275
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	7,379	75,702	69,125	69,125	0	69,125
VIP Natural Resources Subaccount (a)	2,778	17,082	12,865	12,865	0	12,865
VIP Science and Technology Subaccount	4,722	117,293	127,673	127,673	0	127,673
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	519	8,927	10,369	10,369	0	10,369
ClearBridge Variable Large Cap Value Subaccount	488	10,172	10,465	10,465	0	10,465
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	325	3,589	4,292	4,292	0	4,292
Federated Insurance Series:
Managed Volatility Fund II Subaccount	2,402	24,514	25,943	25,943	0	25,943
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Moderate Growth ETF Subaccount	493	5,240	6,238	6,238	0	6,238
AB Variable Product Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount	1,622	17,958	21,057	21,057	0	21,057

Totals	1,587,603	$15,544,388	$23,445,103	$23,169,991	$275,112	$23,445,103

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2017

(a)	Name changes were effective May 1, 2017:

ON International Equity Subaccount formerly known as International Subaccount

ON Foreign Subaccount formerly known as International Small-Mid Company Subaccount

Janus Henderson Research Subaccount formerly known as Janus Subaccount

Janus Henderson Global Research Subaccount formerly known as Global Research Subaccount

Janus Henderson Balanced Subaccount formerly known as Balanced Subaccount

Janus Henderson Overseas Subaccount formerly known as Overseas Subaccount

Janus Henderson U.S. Low Volatility Subaccount formerly known as INTECH U.S. Low Volatility Subaccount

Janus Henderson Flexible Bond Subaccount formerly known as Flexible Bond Subaccount

Morgan Stanley Variable Insurance Fund, Inc. formerly known as The Universal Institutional Funds, Inc. (Morgan Stanley UIF)

VIF Core Plus Fixed Income Subaccount formerly known as Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount formerly known as U.S. Real Estate Subaccount

VIF Growth Subaccount formerly known as Growth Subaccount

VIP Natural Resources Subaccount formerly known as VIP Global Natural Resources Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
				ON International	Capital
	Equity	Bond	Omni	Equity	Appreciation	ON Foreign
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(28,369)	(7,697)	(16,527)	(11,144)	(25,921)	(4,453)

Net investment activity	(28,369)	(7,697)	(16,527)	(11,144)	(25,921)	(4,453)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	231,926	29,585	58,907	6,044	153,229	10,624
Unrealized gain (loss)	329,399	13,220	227,204	245,743	247,613	65,835

Net gain (loss) on investments	561,325	42,805	286,111	251,787	400,842	76,459

Net increase (decrease) in contract owners’ equity from operations	$532,956	$35,108	$269,584	$240,643	$374,921	$72,006

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income
	Growth	Growth	Opportunity	500® Index	Value	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(1,705)	(13,921)	(7,660)	(14,902)	(512)	(1,444)

Net investment activity	(1,705)	(13,921)	(7,660)	(14,902)	(512)	(1,444)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,335	26,645	53,817	48,547	381	7,082
Unrealized gain (loss)	36,412	264,483	132,933	244,585	6,796	2,814

Net gain (loss) on investments	39,747	291,128	186,750	293,132	7,177	9,896

Net increase (decrease) in contract owners’ equity from operations	$38,042	$277,207	$179,090	$278,230	$6,665	$8,452

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Ohio National Fund, Inc.
	ClearBridge	Nasdaq-100®		Bryton		Bristol
	Small Cap	Index	Bristol	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(210)	(425)	(89)	(32)	(830)	(235)

Net investment activity	(210)	(425)	(89)	(32)	(830)	(235)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	235	9,755	168	18	171	129
Unrealized gain (loss)	2,125	1,905	1,905	695	9,144	6,353

Net gain (loss) on investments	2,360	11,660	2,073	713	9,315	6,482

Net increase (decrease) in contract owners’ equity from operations	$2,150	$11,235	$1,984	$681	$8,485	$6,247

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Janus Aspen Series -			Janus Aspen Series -
	Institutional Shares			Service Shares
		Janus			Janus
	Janus	Henderson	Janus	Janus	Henderson	Janus
	Henderson	Global	Henderson	Henderson	Global	Henderson
	Research	Research	Balanced	Research	Research	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$882	$625	$34,243	$71	$117	$10,819
Risk and administrative expense (note 2)	(2,370)	(769)	(22,222)	(313)	(154)	(7,996)

Net investment activity	(1,488)	(144)	12,021	(242)	(37)	2,823

Reinvested capital gains	2,135	0	4,244	278	0	1,492

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,526	1,037	33,772	56	146	1,818
Unrealized gain (loss)	48,821	16,367	281,919	6,420	3,703	114,696

Net gain (loss) on investments	51,347	17,404	315,691	6,476	3,849	116,514

Net increase (decrease) in contract owners’ equity from operations	$51,994	$17,260	$331,956	$6,512	$3,812	$120,829

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Janus Aspen Series -
	Service Shares			Wells Fargo Variable Trust
		Janus	Janus
	Janus	Henderson	Henderson
	Henderson	U.S.	Flexible
	Overseas	Low Volatility	Bond	Opportunity	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$1,270	$102	$241	$150	$0
Risk and administrative expense (note 2)	(783)	(62)	(77)	(216)	(646)

Net investment activity	487	40	164	(66)	(646)

Reinvested capital gains	0	0	0	1,807	3,502

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(682)	135	1	45	1,034
Unrealized gain (loss)	19,654	713	(8)	2,147	12,388

Net gain (loss) on investments	18,972	848	(7)	2,192	13,422

Net increase (decrease) in contract owners’ equity from operations	$19,459	$888	$157	$3,933	$16,278

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Goldman Sachs Variable Insurance Trust
	Large Cap	U.S. Equity	Strategic
	Value	Insights	Growth
	Institutional	Institutional	Institutional
	Shares	Shares	Shares
	Subaccount	Subaccount	Subaccount
	2017	2017	2017
Investment activity:
Reinvested dividends	$1,228	$72	$11
Risk and administrative expense (note 2)	(667)	(67)	(23)

Net investment activity	561	5	(12)

Reinvested capital gains	12,867	563	97

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(75)	692	4
Unrealized gain (loss)	(7,213)	(15)	438

Net gain (loss) on investments	(7,288)	677	442

Net increase (decrease) in contract owners’ equity from operations	$6,140	$1,245	$527

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity	U.S. Small- Mid Cap Equity	International Equity	Global Dynamic Multi Asset
	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$1,999	$579	$4,682	$0
Risk and administrative expense (note 2)	(1,128)	(1,944)	(1,407)	(48)

Net investment activity	871	(1,365)	3,275	(48)

Reinvested capital gains	0	15,709	42,147	251

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	416	(12,546)	6,518	8
Unrealized gain (loss)	24,132	19,807	(19,922)	555

Net gain (loss) on investments	24,548	7,261	(13,404)	563

Net increase (decrease) in contract owners’ equity from operations	$25,419	$21,605	$32,018	$766

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

						Fidelity® Variable
						Insurance
						Products Fund -
	Fidelity® Variable Insurance Products Fund - Service Class 2					Service Class
	VIP	VIP	VIP	VIP Equity-	VIP Real	VIP Government
	Mid Cap	Contrafund®	Growth	Income	Estate	Money Market
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$2,412	$3,555	$74	$1,069	$458	$4,275
Risk and administrative expense (note 2)	(4,903)	(4,456)	(942)	(707)	(284)	(8,064)

Net investment activity	(2,491)	(901)	(868)	362	174	(3,789)

Reinvested capital gains	22,096	24,250	6,855	1,468	1,867	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,927	4,411	3,741	57	596	(6)
Unrealized gain (loss)	57,695	55,646	17,102	5,813	(1,885)	0

Net gain (loss) on investments	66,622	60,057	20,843	5,870	(1,289)	(6)

Net increase (decrease) in contract owners’ equity from operations	$86,227	$83,406	$26,830	$7,700	$752	$(3,795)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	MFS® Variable Insurance			J.P. Morgan Insurance
	Trust - Service Class			Trust - Class I
	New	Mid Cap	Total	Small Cap	Mid Cap
	Discovery	Growth	Return	Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$0	$4,210	$99	$1,096
Risk and administrative expense (note 2)	(262)	(23)	(1,809)	(276)	(1,328)

Net investment activity	(262)	(23)	2,401	(177)	(232)

Reinvested capital gains	497	158	5,404	218	6,111

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	36	5	2,249	102	5,810
Unrealized gain (loss)	5,100	428	10,029	4,020	3,655

Net gain (loss) on investments	5,136	433	12,278	4,122	9,465

Net increase (decrease) in contract owners’ equity from operations	$5,371	$568	$20,083	$4,163	$15,344

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

					Calvert
	PIMCO Variable Insurance Trust -				Variable
	Administrative Shares				Series, Inc.
				Commodity
	Real	Total	Global	RealReturn®	VP S&P
	Return	Return	Bond	Strategy	500 Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$2,767	$2,683	$868	$1,238	$239
Risk and administrative expense (note 2)	(1,180)	(1,328)	(498)	(105)	(175)

Net investment activity	1,587	1,355	370	1,133	64

Reinvested capital gains	0	0	0	0	619

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(701)	(121)	(1,246)	(1,603)	2,613
Unrealized gain (loss)	2,144	3,863	4,576	546	(249)

Net gain (loss) on investments	1,443	3,742	3,330	(1,057)	2,364

Net increase (decrease) in contract owners’ equity from operations	$3,030	$5,097	$3,700	$76	$3,047

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	The Prudential Series Fund, Inc. - Class II	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	Jennison 20/20 Focus Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$0	$113	$1,328	$193
Risk and administrative expense (note 2)	(737)	(92)	(1,675)	(289)

Net investment activity	(737)	21	(347)	(96)

Reinvested capital gains	0	1,301	0	3,030

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	502	2	(8,198)	(4)
Unrealized gain (loss)	18,105	1,030	13,270	(1,778)

Net gain (loss) on investments	18,607	1,032	5,072	(1,782)

Net increase (decrease) in contract owners’ equity from operations	$17,870	$2,354	$4,725	$1,152

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc.				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	VIF U.S. Real Estate Class I Subaccount	VIF Core Plus Fixed Income Class II Subaccount	VIF U.S. Real Estate Class II Subaccount	VIF Growth Class II Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$3,712	$526	$109	$0	$201	$690
Risk and administrative expense (note 2)	(2,518)	(165)	(76)	(74)	(128)	(177)

Net investment activity	1,194	361	33	(74)	73	513

Reinvested capital gains	0	0	0	584	0	989

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,655	9	11	21	57	(70)
Unrealized gain (loss)	1,143	448	124	1,694	2,449	88

Net gain (loss) on investments	3,798	457	135	1,715	2,506	18

Net increase (decrease) in contract owners’ equity from operations	$4,992	$818	$168	$2,225	$2,579	$1,520

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Franklin Templeton Variable Insurance Products Trust				Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Class 2 Subaccount	Franklin Flex Cap Growth VIP Class 2 Subaccount	Templeton Foreign VIP Class 2 Subaccount	Franklin Founding Funds Allocation VIP Class 4 Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$8,510	$0	$1,052	$429	$235
Risk and administrative expense (note 2)	(1,892)	(193)	(428)	(168)	(481)

Net investment activity	6,618	(193)	624	261	(246)

Reinvested capital gains	0	45	0	688	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,329	(173)	(8)	6	127
Unrealized gain (loss)	8,412	4,801	5,190	763	6,677

Net gain (loss) on investments	9,741	4,628	5,182	769	6,804

Net increase (decrease) in contract owners’ equity from operations	$16,359	$4,480	$5,806	$1,718	$6,558

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

	Ivy Variable Insurance Portfolios			Legg Mason Partners Variable Equity Trust - Class I
				ClearBridge	ClearBridge
		VIP	VIP	Variable	Variable	QS Legg Mason
	VIP Asset	Natural	Science and	Dividend	Large Cap	Dynamic Multi-
	Strategy	Resources	Technology	Strategy	Value	Strategy VIT
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2017	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$1,047	$16	$0	$146	$139	$62
Risk and administrative expense (note 2)	(639)	(119)	(702)	(87)	(107)	(44)

Net investment activity	408	(103)	(702)	59	32	18

Reinvested capital gains	0	0	7,921	0	297	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,059)	(405)	81	7	0	6
Unrealized gain (loss)	12,605	699	10,615	1,441	923	464

Net gain (loss) on investments	10,546	294	10,696	1,448	923	470

Net increase (decrease) in contract owners’ equity from operations	$10,954	$191	$17,915	$1,507	$1,252	$488

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2017

				AB Variable
	Federated			Product
	Insurance	Northern Lights Variable		Series Fund,
	Series	Trust - Class 2		Inc. - Class B
			TOPS®
	Managed	TOPS®	Managed Risk	VPS Dynamic
	Volatility	Managed Risk	Moderate	Asset
	Fund II	Balanced ETF	Growth ETF	Allocation	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2017	2017	2017	2017	2017
Investment activity:
Reinvested dividends	$1,013	$0	$95	$366	$102,116
Risk and administrative expense (note 2)	(241)	(46)	(64)	(191)	(214,641)

Net investment activity	772	(46)	31	175	(112,525)

Reinvested capital gains	0	0	0	0	169,490

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(112)	2,309	8	168	696,642
Unrealized gain (loss)	3,234	(1,556)	660	2,214	2,625,964

Net gain (loss) on investments	3,122	753	668	2,382	3,322,606

Net increase (decrease) in contract owners’ equity from operations	$3,894	$707	$699	$2,557	$3,379,571

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount (note 4)	Bond Subaccount		Omni Subaccount
	2017	2016	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(28,369)	$(35,522)	$(1,279)	$(7,697)	$(8,575)	$(16,527)	$(14,805)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	231,926	62,086	0	29,585	73,273	58,907	102,047
Unrealized gain (loss)	329,399	409,373	0	13,220	(10,336)	227,204	39,110

Net increase (decrease) in contract owners’ equity from operations	532,956	435,937	(1,279)	35,108	54,362	269,584	126,352

Equity transactions:
Contract purchase payments (note 1)	11,286	12,265	1,338	792	29,268	1,198	1,156
Transfers (to) and from other subaccounts	(3,578)	(520)	(737,543)	(3,817)	10,424	4,106	18,261
Transfers (to) and from fixed dollar contract	(22,414)	(18,687)	(24,769)	0	(11,811)	(9,207)	(35,627)
Withdrawals and surrenders	(413,623)	(127,113)	0	(3,234)	(47,912)	(18,986)	(142,352)
Surrender charges (note 2)	(1,434)	(168)	0	(19)	(70)	(55)	(111)
Annual contract charges (note 2)	(2,212)	(2,371)	(17)	(212)	(264)	(975)	(1,045)
Annuity and death benefit payments	(189,179)	(113,689)	(2,568)	(78,543)	(185,061)	(81,169)	(84,727)

Net equity transactions	(621,154)	(250,283)	(763,559)	(85,033)	(205,426)	(105,088)	(244,445)

Net change in contract owners’ equity	(88,198)	185,654	(764,838)	(49,925)	(151,064)	164,496	(118,093)
Contract owners’ equity:
Beginning of period	4,219,969	4,034,315	764,838	736,495	887,559	1,410,400	1,528,493

End of period	$4,131,771	$4,219,969	$0	$686,570	$736,495	$1,574,896	$1,410,400

Change in units:
Beginning units	55,144	59,787	35,476	17,029	22,000	26,190	30,929

Units purchased	143	142	1,178	15	358	75	828
Units redeemed	(7,818)	(4,785)	(36,654)	(1,641)	(5,329)	(1,440)	(5,567)

Ending units	47,469	55,144	0	15,403	17,029	24,825	26,190

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	ON International Equity Subaccount		Capital Appreciation Subaccount		ON Foreign Subaccount		Aggressive Growth Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,144)	$(11,376)	$(25,921)	$(25,639)	$(4,453)	$(4,283)	$(1,705)	$(1,486)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	6,044	(17,893)	153,229	134,317	10,624	8,210	3,335	1,220
Unrealized gain (loss)	245,743	(42,791)	247,613	207,413	65,835	(42,189)	36,412	3,743

Net increase (decrease) in contract owners’ equity from operations	240,643	(72,060)	374,921	316,091	72,006	(38,262)	38,042	3,477

Equity transactions:
Contract purchase payments (note 1)	1,736	837	2,260	1,150	0	0	300	300
Transfers (to) and from other subaccounts	(1,676)	(5,252)	(46,004)	(5,724)	0	(5,884)	0	0
Transfers (to) and from fixed dollar contract	(7,677)	(83,814)	(6,391)	(7,502)	0	(2,041)	0	0
Withdrawals and surrenders	(43,242)	(59,728)	(129,349)	(126,706)	(19,492)	(8,994)	(8,024)	(3,928)
Surrender charges (note 2)	(94)	(48)	(25)	(987)	(23)	(4)	(11)	(6)
Annual contract charges (note 2)	(693)	(753)	(619)	(666)	(176)	(205)	(128)	(135)
Annuity and death benefit payments	(45,976)	(56,025)	(36,835)	(74,515)	(2,127)	(1,377)	(151)	(45)

Net equity transactions	(97,622)	(204,783)	(216,963)	(214,950)	(21,818)	(18,505)	(8,014)	(3,814)

Net change in contract owners’ equity	143,021	(276,843)	157,958	101,141	50,188	(56,767)	30,028	(337)
Contract owners’ equity:
Beginning of period	981,425	1,258,268	2,671,961	2,570,820	398,476	455,243	147,810	148,147

End of period	$1,124,446	$981,425	$2,829,919	$2,671,961	$448,664	$398,476	$177,838	$147,810

Change in units:
Beginning units	53,069	64,175	43,789	47,671	11,751	12,293	9,534	9,801

Units purchased	81	45	92	24	0	0	17	22
Units redeemed	(4,640)	(11,151)	(3,278)	(3,906)	(613)	(542)	(507)	(289)

Ending units	48,510	53,069	40,603	43,789	11,138	11,751	9,044	9,534

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount		Strategic Value Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(13,921)	$(13,893)	$(7,660)	$(7,697)	$(14,902)	$(21,704)	$(512)	$(487)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	26,645	23,456	53,817	83,692	48,547	684,741	381	2,453
Unrealized gain (loss)	264,483	50,645	132,933	(73,612)	244,585	(490,722)	6,796	2,817

Net increase (decrease) in contract owners’ equity from operations	277,207	60,208	179,090	2,383	278,230	172,315	6,665	4,783

Equity transactions:
Contract purchase payments (note 1)	546	549	80	13,445	11,025	23,096	120	120
Transfers (to) and from other subaccounts	10,456	0	(5,290)	(52,026)	10,542	(35,514)	3,423	(293)
Transfers (to) and from fixed dollar contract	0	(41,851)	(11,628)	(13,048)	(11,364)	(30,169)	0	0
Withdrawals and surrenders	(27,516)	(59,394)	(68,781)	(44,007)	(58,941)	(1,709,425)	0	(5,520)
Surrender charges (note 2)	(36)	(17)	(127)	(49)	(756)	(38,594)	0	(8)
Annual contract charges (note 2)	(760)	(773)	(506)	(581)	(747)	(763)	(20)	(32)
Annuity and death benefit payments	(52,609)	(48,293)	(8,450)	(31,199)	(20,955)	(77,843)	(723)	0

Net equity transactions	(69,919)	(149,779)	(94,702)	(127,465)	(71,196)	(1,869,212)	2,800	(5,733)

Net change in contract owners’ equity	207,288	(89,571)	84,388	(125,082)	207,034	(1,696,897)	9,465	(950)
Contract owners’ equity:
Beginning of period	1,253,226	1,342,797	739,314	864,396	1,406,228	3,103,125	46,318	47,268

End of period	$1,460,514	$1,253,226	$823,702	$739,314	$1,613,262	$1,406,228	$55,783	$46,318

Change in units:
Beginning units	37,922	42,668	19,943	23,454	41,923	102,393	2,541	2,858

Units purchased	303	18	2	425	616	961	197	149
Units redeemed	(2,238)	(4,764)	(2,316)	(3,936)	(2,539)	(61,431)	(38)	(466)

Ending units	35,987	37,922	17,629	19,943	40,000	41,923	2,700	2,541

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	High Income Bond Subaccount		ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount		Bristol Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,444)	$(1,476)	$(210)	$(146)	$(425)	$(390)	$(89)	$(36)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	7,082	12,351	235	78	9,755	6,236	168	114
Unrealized gain (loss)	2,814	7,672	2,125	3,597	1,905	(3,925)	1,905	348

Net increase (decrease) in contract owners’ equity from operations	8,452	18,547	2,150	3,529	11,235	1,921	1,984	426

Equity transactions:
Contract purchase payments (note 1)	90	90	90	90	8,211	8,411	0	0
Transfers (to) and from other subaccounts	0	6,895	2,966	0	2,282	7,176	4,107	0
Transfers (to) and from fixed dollar contract	0	(209)	0	0	(13,023)	0	0	0
Withdrawals and surrenders	(13,465)	(27,803)	(244)	0	(8,426)	(11,558)	(259)	0
Surrender charges (note 2)	(21)	(6)	(2)	0	(686)	(564)	0	0
Annual contract charges (note 2)	(47)	(69)	(27)	(24)	(51)	(46)	(3)	0
Annuity and death benefit payments	(214)	(640)	0	0	(1,116)	0	(135)	(211)

Net equity transactions	(13,657)	(21,742)	2,783	66	(12,809)	3,419	3,710	(211)

Net change in contract owners’ equity	(5,205)	(3,195)	4,933	3,595	(1,574)	5,340	5,694	215
Contract owners’ equity:
Beginning of period	144,868	148,063	16,764	13,169	42,759	37,419	4,350	4,135

End of period	$139,663	$144,868	$21,697	$16,764	$41,185	$42,759	$10,044	$4,350

Change in units:
Beginning units	5,552	6,442	769	765	3,907	3,623	173	182

Units purchased	4	288	140	5	847	1,460	166	0
Units redeemed	(510)	(1,178)	(12)	(1)	(1,888)	(1,176)	(14)	(9)

Ending units	5,046	5,552	897	769	2,866	3,907	325	173

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Ohio National Fund, Inc.
	Bryton Growth Subaccount		Balanced Subaccount		Bristol Growth Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(32)	$(153)	$(830)	$(745)	$(235)	$(182)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	18	7,225	171	93	129	91
Unrealized gain (loss)	695	(8,312)	9,144	3,594	6,353	1,349

Net increase (decrease) in contract owners’ equity from operations	681	(1,240)	8,485	2,942	6,247	1,258

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	5,699	0	0	0
Transfers (to) and from fixed dollar contract	0	(16,507)	0	0	5,513	0
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	0	0	(15)	(8)	(9)	(8)
Annuity and death benefit payments	0	0	0	0	0	0

Net equity transactions	0	(16,507)	5,684	(8)	5,504	(8)

Net change in contract owners’ equity	681	(17,747)	14,169	2,934	11,751	1,250
Contract owners’ equity:
Beginning of period	3,325	21,072	84,049	81,115	19,970	18,720

End of period	$4,006	$3,325	$98,218	$84,049	$31,721	$19,970

Change in units:
Beginning units	184	1,207	4,855	4,856	1,150	1,150

Units purchased	0	0	314	0	275	0
Units redeemed	0	(1,023)	(1)	(1)	0	0

Ending units	184	184	5,168	4,855	1,425	1,150

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Janus Aspen Series - Institutional Shares						Janus Aspen Series - Service Shares
	Janus Henderson Research Subaccount		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount		Janus Henderson Research Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,488)	$(1,126)	$(144)	$47	$12,021	$20,896	$(242)	$(182)
Reinvested capital gains	2,135	12,791	0	0	4,244	25,453	278	1,720
Realized gain (loss)	2,526	1,327	1,037	489	33,772	1,529	56	284
Unrealized gain (loss)	48,821	(15,000)	16,367	188	281,919	15,068	6,420	(1,943)

Net increase (decrease) in contract owners’ equity from operations	51,994	(2,008)	17,260	724	331,956	62,946	6,512	(121)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	119,760	130,376	793	792
Transfers (to) and from other subaccounts	0	(1,456)	0	0	(118,538)	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	170,699	0	0	0
Withdrawals and surrenders	(6,539)	(21,247)	(3,569)	(4,521)	(79,824)	(64,267)	0	(3,772)
Surrender charges (note 2)	0	0	(5)	0	(29)	(6)	0	(6)
Annual contract charges (note 2)	(58)	(58)	(50)	(55)	(246)	(251)	(18)	(24)
Annuity and death benefit payments	(9,250)	(8,474)	(1,431)	(832)	(28,595)	(17,295)	0	0

Net equity transactions	(15,847)	(31,235)	(5,055)	(5,408)	63,227	48,557	775	(3,010)

Net change in contract owners’ equity	36,147	(33,243)	12,205	(4,684)	395,183	111,503	7,287	(3,131)
Contract owners’ equity:
Beginning of period	202,595	235,838	69,775	74,459	1,866,168	1,754,665	24,592	27,723

End of period	$238,742	$202,595	$81,980	$69,775	$2,261,351	$1,866,168	$31,879	$24,592

Change in units:
Beginning units	14,526	16,817	5,738	6,187	78,289	76,168	2,245	2,510

Units purchased	0	0	0	0	11,812	5,763	62	73
Units redeemed	(1,003)	(2,291)	(382)	(449)	(9,120)	(3,642)	(1)	(338)

Ending units	13,523	14,526	5,356	5,738	80,981	78,289	2,306	2,245

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Janus Aspen Series - Service Shares
	Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount		Janus Henderson Overseas Subaccount		Janus Henderson U.S. Low Volatility Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(37)	$(1)	$2,823	$6,378	$487	$2,376	$40	$19
Reinvested capital gains	0	0	1,492	9,808	0	2,113	0	0
Realized gain (loss)	146	836	1,818	2,812	(682)	(31,593)	135	0
Unrealized gain (loss)	3,703	(730)	114,696	3,437	19,654	16,183	713	101

Net increase (decrease) in contract owners’ equity from operations	3,812	105	120,829	22,435	19,459	(10,921)	888	120

Equity transactions:
Contract purchase payments (note 1)	0	0	8,950	6,340	0	0	0	0
Transfers (to) and from other subaccounts	0	(3,914)	0	(17,527)	3,770	(3,583)	3,123	3,864
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(1,717)	0	0
Withdrawals and surrenders	(578)	(2,128)	(691)	(14,199)	0	(1,992)	0	0
Surrender charges (note 2)	(4)	(6)	(4)	(17)	0	(3)	0	0
Annual contract charges (note 2)	(7)	(16)	(122)	(156)	(30)	(28)	0	0
Annuity and death benefit payments	0	0	(1,744)	(1,619)	(666)	(31,523)	0	0

Net equity transactions	(589)	(6,064)	6,389	(27,178)	3,074	(38,846)	3,123	3,864

Net change in contract owners’ equity	3,223	(5,959)	127,218	(4,743)	22,533	(49,767)	4,011	3,984
Contract owners’ equity:
Beginning of period	15,391	21,350	711,416	716,159	64,746	114,513	3,984	0

End of period	$18,614	$15,391	$838,634	$711,416	$87,279	$64,746	$7,995	$3,984

Change in units:
Beginning units	1,787	2,521	33,815	35,142	2,637	4,324	251	0

Units purchased	0	0	397	319	129	0	436	251
Units redeemed	(68)	(734)	(114)	(1,646)	(23)	(1,687)	(251)	0

Ending units	1,719	1,787	34,098	33,815	2,743	2,637	436	251

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Janus Aspen Series - Service Shares	Wells Fargo Variable Trust
	Janus Henderson Flexible Bond Subaccount	Opportunity Subaccount		Small Cap Value Subaccount	Discovery Subaccount
	2017 (a)	2017	2016	2016 (b)	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$164	$(66)	$312	$(15)	$(646)	$(576)
Reinvested capital gains	0	1,807	2,725	0	3,502	4,363
Realized gain (loss)	1	45	1,257	880	1,034	2,822
Unrealized gain (loss)	(8)	2,147	(1,641)	(261)	12,388	(2,876)

Net increase (decrease) in contract owners’ equity from operations	157	3,933	2,653	604	16,278	3,733

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	9,514	0	0	(9,204)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	0	(8,407)	0	0	(6,351)
Surrender charges (note 2)	0	0	0	0	0	(11)
Annual contract charges (note 2)	0	(5)	(5)	(3)	(27)	(29)
Annuity and death benefit payments	0	0	(133)	0	(1,979)	(1,780)

Net equity transactions	9,514	(5)	(8,545)	(9,207)	(2,006)	(8,171)

Net change in contract owners’ equity	9,671	3,928	(5,892)	(8,603)	14,272	(4,438)
Contract owners’ equity:
Beginning of period	0	20,408	26,300	8,603	59,119	63,557

End of period	$9,671	$24,336	$20,408	$0	$73,391	$59,119

Change in units:
Beginning units	0	732	1,055	453	3,114	3,578

Units purchased	950	0	0	0	0	0
Units redeemed	0	0	(323)	(453)	(93)	(464)

Ending units	950	732	732	0	3,021	3,114

(a)	Subaccount was also available for investment during the entire period ended December 31, 2016, but received no assets until the current period.

(b)	Period from January 1, 2016 to April 29, 2016, the date of the Subaccount’s liquidation.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Goldman Sachs Variable Insurance Trust
	Large Cap Value Institutional Shares Subaccount		U.S. Equity Insights Institutional Shares Subaccount		Strategic Growth Institutional Shares Subaccount		Global Trends Allocation Service Shares Subaccount
	2017	2016	2017	2016	2017	2016	2016 (c)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$561	$852	$5	$(10)	$(12)	$(66)	$(53)
Reinvested capital gains	12,867	693	563	204	97	0	0
Realized gain (loss)	(75)	(195)	692	1,208	4	(1,246)	(661)
Unrealized gain (loss)	(7,213)	5,331	(15)	(698)	438	801	565

Net increase (decrease) in contract owners’ equity from operations	6,140	6,681	1,245	704	527	(511)	(149)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(15,093)	(6,844)
Withdrawals and surrenders	(623)	0	(1,690)	(1,003)	0	(473)	0
Surrender charges (note 2)	0	0	0	0	0	(47)	0
Annual contract charges (note 2)	(26)	(26)	(7)	(7)	(9)	(8)	0
Annuity and death benefit payments	(340)	(547)	0	(2,738)	0	(804)	0

Net equity transactions	(989)	(573)	(1,697)	(3,748)	(9)	(16,425)	(6,844)

Net change in contract owners’ equity	5,151	6,108	(452)	(3,044)	518	(16,936)	(6,993)
Contract owners’ equity:
Beginning of period	69,941	63,833	6,007	9,051	1,802	18,738	6,993

End of period	$75,092	$69,941	$5,555	$6,007	$2,320	$1,802	$0

Change in units:
Beginning units	3,476	3,508	334	545	111	1,166	630

Units purchased	0	0	0	0	0	0	0
Units redeemed	(47)	(32)	(83)	(211)	0	(1,055)	(630)

Ending units	3,429	3,476	251	334	111	111	0

(c)	Although the Subaccount had no assets nor contract owners’ equity during the period ended December 31, 2017, it was as an available Subaccount during the entire period and at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		International Equity Subaccount		Global Dynamic Multi Asset Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$871	$29	$(1,365)	$(2,247)	$3,275	$39	$(48)	$(33)
Reinvested capital gains	0	0	15,709	13,239	42,147	21	251	14
Realized gain (loss)	416	(5,878)	(12,546)	(3,524)	6,518	25	8	3
Unrealized gain (loss)	24,132	20,119	19,807	25,813	(19,922)	(593)	555	101

Net increase (decrease) in contract owners’ equity from operations	25,419	14,270	21,605	33,281	32,018	(508)	766	85

Equity transactions:
Contract purchase payments (note 1)	240	240	0	0	13,300	0	0	0
Transfers (to) and from other subaccounts	9,366	1,757	296	(8,389)	126,078	0	0	0
Transfers (to) and from fixed dollar contract	0	(2,120)	0	0	18,967	0	0	0
Withdrawals and surrenders	(2,926)	(2,003)	(111,481)	(697)	(316)	0	0	0
Surrender charges (note 2)	(8)	(2)	(2)	(18)	0	0	0	0
Annual contract charges (note 2)	(68)	(63)	(82)	(83)	0	0	(1)	(3)
Annuity and death benefit payments	(3,877)	(12,153)	(82)	(868)	(162)	(286)	0	0

Net equity transactions	2,727	(14,344)	(111,351)	(10,055)	157,867	(286)	(1)	(3)

Net change in contract owners’ equity	28,146	(74)	(89,746)	23,226	189,885	(794)	765	82
Contract owners’ equity:
Beginning of period	94,097	94,171	262,855	239,629	9,229	10,023	3,991	3,909

End of period	$122,243	$94,097	$173,109	$262,855	$199,114	$9,229	$4,756	$3,991

Change in units:
Beginning units	2,812	3,368	6,886	7,197	696	717	315	315

Units purchased	252	59	660	0	12,001	0	0	0
Units redeemed	(183)	(615)	(3,498)	(311)	(33)	(21)	0	0

Ending units	2,881	2,812	4,048	6,886	12,664	696	315	315

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,491)	$(7,007)	$(901)	$(1,573)	$(868)	$(852)
Reinvested capital gains	22,096	63,123	24,250	33,496	6,855	8,100
Realized gain (loss)	8,927	50,119	4,411	10,338	3,741	29,059
Unrealized gain (loss)	57,695	(34,878)	55,646	(22,659)	17,102	(44,100)

Net increase (decrease) in contract owners’ equity from operations	86,227	71,357	83,406	19,602	26,830	(7,793)

Equity transactions:
Contract purchase payments (note 1)	1,280	943	972	972	2,200	590
Transfers (to) and from other subaccounts	12,315	(14,244)	4,757	(488)	27,704	7,800
Transfers (to) and from fixed dollar contract	0	(608,922)	0	(8,443)	0	0
Withdrawals and surrenders	(6,162)	(21,577)	(14,224)	(13,132)	(9,187)	(3,402)
Surrender charges (note 2)	(29)	(752)	(18)	(11)	(11)	0
Annual contract charges (note 2)	(150)	(185)	(111)	(136)	(15)	(25)
Annuity and death benefit payments	(7,518)	(39,146)	(4,696)	(78,259)	0	(75,112)

Net equity transactions	(264)	(683,883)	(13,320)	(99,497)	20,691	(70,149)

Net change in contract owners’ equity	85,963	(612,526)	70,086	(79,895)	47,521	(77,942)
Contract owners’ equity:
Beginning of period	447,403	1,059,929	418,174	498,069	85,426	163,368

End of period	$533,366	$447,403	$488,260	$418,174	$132,947	$85,426

Change in units:
Beginning units	11,721	30,963	18,344	23,371	6,814	13,089

Units purchased	1,003	163	237	246	1,806	727
Units redeemed	(1,020)	(19,405)	(802)	(5,273)	(711)	(7,002)

Ending units	11,704	11,721	17,779	18,344	7,909	6,814

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Fidelity® Variable Insurance Products Fund - Service Class 2				Fidelity® Variable Insurance Products Fund - Service Class
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Government Money Market Subaccount (note 4)
	2017	2016	2017	2016	2017	2016 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$362	$722	$174	$76	$(3,789)	$(8,821)
Reinvested capital gains	1,468	4,114	1,867	328	0	0
Realized gain (loss)	57	(379)	596	986	(6)	139
Unrealized gain (loss)	5,813	5,273	(1,885)	(720)	0	0

Net increase (decrease) in contract owners’ equity from operations	7,700	9,730	752	670	(3,795)	(8,682)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	131,750	109,799
Transfers (to) and from other subaccounts	0	0	(989)	91	(37,701)	827,113
Transfers (to) and from fixed dollar contract	0	(1,691)	0	0	(6,850)	(5,829)
Withdrawals and surrenders	(478)	0	(3,568)	(5,810)	(14,433)	(173,742)
Surrender charges (note 2)	(3)	0	(4)	(7)	(150)	(315)
Annual contract charges (note 2)	(41)	(51)	(25)	(35)	(110)	(170)
Annuity and death benefit payments	(447)	(1,968)	(123)	(68)	(19,339)	(17,784)

Net equity transactions	(969)	(3,710)	(4,709)	(5,829)	53,167	739,072

Net change in contract owners’ equity	6,731	6,020	(3,957)	(5,159)	49,372	730,390
Contract owners’ equity:
Beginning of period	67,568	61,548	32,323	37,482	730,390	0

End of period	$74,299	$67,568	$28,366	$32,323	$779,762	$730,390

Change in units:
Beginning units	3,527	3,763	2,010	2,441	33,299	0

Units purchased	0	0	0	174	6,057	43,687
Units redeemed	(51)	(236)	(296)	(605)	(4,375)	(10,388)

Ending units	3,476	3,527	1,714	2,010	34,981	33,299

(d)	Period from February 26, 2016 date of commencement of operations, to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(262)	$(220)	$(23)	$(20)	$2,401	$3,139
Reinvested capital gains	497	971	158	182	5,404	6,078
Realized gain (loss)	36	(4)	5	55	2,249	4,940
Unrealized gain (loss)	5,100	775	428	(156)	10,029	558

Net increase (decrease) in contract owners’ equity from operations	5,371	1,522	568	61	20,083	14,715

Equity transactions:
Contract purchase payments (note 1)	61	60	0	0	2,200	590
Transfers (to) and from other subaccounts	0	0	0	0	(3,991)	20,594
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(2,934)
Withdrawals and surrenders	0	(437)	0	(352)	(2,708)	(17,187)
Surrender charges (note 2)	0	(43)	0	(3)	(3)	(17)
Annual contract charges (note 2)	(19)	(18)	0	0	(52)	(58)
Annuity and death benefit payments	0	0	0	0	(6,397)	(12,695)

Net equity transactions	42	(438)	0	(355)	(10,951)	(11,707)

Net change in contract owners’ equity	5,413	1,084	568	(294)	9,132	3,008
Contract owners’ equity:
Beginning of period	21,499	20,415	2,222	2,516	189,653	186,645

End of period	$26,912	$21,499	$2,790	$2,222	$198,785	$189,653

Change in units:
Beginning units	928	948	143	169	9,341	9,910

Units purchased	3	3	0	0	106	1,123
Units redeemed	(1)	(23)	0	(26)	(625)	(1,692)

Ending units	930	928	143	143	8,822	9,341

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	MFS® Variable Insurance Trust II - Service Class	J.P. Morgan Insurance Trust - Class I
	Massachusetts Investors Growth Stock Subaccount	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2016 (e)	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1)	$(177)	$(99)	$(232)	$(181)
Reinvested capital gains	0	218	2,028	6,111	6,131
Realized gain (loss)	(66)	102	764	5,810	10,599
Unrealized gain (loss)	59	4,020	1,095	3,655	(1,872)

Net increase (decrease) in contract owners’ equity from operations	(8)	4,163	3,788	15,344	14,677

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	10,906	390
Transfers (to) and from fixed dollar contract	0	0	0	(9,246)	(4,707)
Withdrawals and surrenders	(711)	0	(4,580)	(2,320)	(15,656)
Surrender charges (note 2)	(7)	0	(6)	0	(57)
Annual contract charges (note 2)	0	0	0	(44)	(48)
Annuity and death benefit payments	0	0	0	(3,123)	(2,229)

Net equity transactions	(718)	0	(4,586)	(3,827)	(22,307)

Net change in contract owners’ equity	(726)	4,163	(798)	11,517	(7,630)
Contract owners’ equity:
Beginning of period	726	29,314	30,112	121,256	128,886

End of period	$0	$33,477	$29,314	$132,773	$121,256

Change in units:
Beginning units	74	919	1,131	2,855	3,448

Units purchased	0	0	0	247	97
Units redeemed	(74)	0	(212)	(332)	(690)

Ending units	0	919	919	2,770	2,855

(e)	Although the Subaccount had no assets nor contract owners’ equity during the period ended December 31, 2017, it was an available Subaccount during the entire period and at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		CommodityReal Return® Strategy Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,587	$1,620	$1,355	$1,437	$370	$253	$1,133	$19
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(701)	(1,182)	(121)	(145)	(1,246)	(1,203)	(1,603)	(190)
Unrealized gain (loss)	2,144	5,115	3,863	767	4,576	2,580	546	1,674

Net increase (decrease) in contract owners’ equity from operations	3,030	5,553	5,097	2,059	3,700	1,630	76	1,503

Equity transactions:
Contract purchase payments (note 1)	170	180	230	240	120	120	120	120
Transfers (to) and from other subaccounts	0	0	(4,155)	13,539	0	0	0	0
Transfers (to) and from fixed dollar contract	(3,266)	(6,404)	0	0	(3,380)	(6,560)	0	0
Withdrawals and surrenders	(7,424)	(9,308)	(2,396)	(3,970)	(11,777)	0	(1,240)	0
Surrender charges (note 2)	(82)	(18)	(15)	(8)	(151)	0	(2)	0
Annual contract charges (note 2)	(104)	(127)	(40)	(50)	(203)	(209)	(2)	(4)
Annuity and death benefit payments	(6,255)	(7,300)	(2,303)	(5,135)	(633)	(714)	(26)	(47)

Net equity transactions	(16,961)	(22,977)	(8,679)	4,616	(16,024)	(7,363)	(1,150)	69

Net change in contract owners’ equity	(13,931)	(17,424)	(3,582)	6,675	(12,324)	(5,733)	(1,074)	1,572
Contract owners’ equity:
Beginning of period	121,647	139,071	135,463	128,788	50,662	56,395	12,222	10,650

End of period	$107,716	$121,647	$131,881	$135,463	$38,338	$50,662	$11,148	$12,222

Change in units:
Beginning units	7,035	8,420	7,571	7,309	2,897	3,355	1,352	1,343

Units purchased	9	11	12	769	6	7	13	15
Units redeemed	(983)	(1,396)	(489)	(507)	(873)	(465)	(148)	(6)

Ending units	6,061	7,035	7,094	7,571	2,030	2,897	1,217	1,352

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Calvert Variable Products, Inc.		The Prudential Series Fund, Inc. - Class II
	VP S&P 500 Index Subaccount		Jennison 20/20 Focus Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$64	$19	$(737)	$(645)
Reinvested capital gains	619	155	0	0
Realized gain (loss)	2,613	(322)	502	1,911
Unrealized gain (loss)	(249)	1,489	18,105	(1,207)

Net increase (decrease) in contract owners’ equity from operations	3,047	1,341	17,870	59

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0
Transfers (to) and from fixed dollar contract	(2,437)	0	0	0
Withdrawals and surrenders	(12,435)	(5,810)	(212)	(3,682)
Surrender charges (note 2)	(7)	0	0	(5)
Annual contract charges (note 2)	(14)	(14)	(24)	(24)
Annuity and death benefit payments	0	0	(105)	(875)

Net equity transactions	(14,893)	(5,824)	(341)	(4,586)

Net change in contract owners’ equity	(11,846)	(4,483)	17,529	(4,527)
Contract owners’ equity:
Beginning of period	17,094	21,577	62,994	67,521

End of period	$5,248	$17,094	$80,523	$62,994

Change in units:
Beginning units	1,157	1,601	2,077	2,232

Units purchased	0	0	0	0
Units redeemed	(861)	(444)	(10)	(155)

Ending units	296	1,157	2,067	2,077

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$21	$45	$(347)	$1,244	$(96)	$(77)
Reinvested capital gains	1,301	1,266	0	30,948	3,030	0
Realized gain (loss)	2	0	(8,198)	(3,115)	(4)	(3,729)
Unrealized gain (loss)	1,030	(742)	13,270	2,841	(1,778)	6,958

Net increase (decrease) in contract owners’ equity from operations	2,354	569	4,725	31,918	1,152	3,152

Equity transactions:
Contract purchase payments (note 1)	0	0	90	90	30	30
Transfers (to) and from other subaccounts	0	0	(23,805)	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	(17,583)	0	0
Withdrawals and surrenders	0	0	(24,820)	(1,985)	(511)	0
Surrender charges (note 2)	0	0	(14)	(2)	(4)	0
Annual contract charges (note 2)	0	0	(69)	(83)	(11)	(14)
Annuity and death benefit payments	0	0	(1,795)	(1,773)	0	(11,374)

Net equity transactions	0	0	(50,413)	(21,336)	(496)	(11,358)

Net change in contract owners’ equity	2,354	569	(45,688)	10,582	656	(8,206)
Contract owners’ equity:
Beginning of period	9,095	8,526	192,326	181,744	28,688	36,894

End of period	$11,449	$9,095	$146,638	$192,326	$29,344	$28,688

Change in units:
Beginning units	398	398	5,347	6,039	1,033	1,580

Units purchased	0	0	2	3	1	1
Units redeemed	0	0	(1,432)	(695)	(19)	(548)

Ending units	398	398	3,917	5,347	1,015	1,033

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Morgan Stanley Variable Insurance Fund, Inc.
	VIF U.S. Real Estate Class I Subaccount		VIF Core Plus Fixed Income Class II Subaccount		VIF U.S. Real Estate Class II Subaccount		VIF Growth Class II Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,194	$691	$361	$32	$33	$15	$(74)	$(59)
Reinvested capital gains	0	0	0	0	0	0	584	894
Realized gain (loss)	2,655	2,287	9	0	11	10	21	11
Unrealized gain (loss)	1,143	10,453	448	86	124	433	1,694	(1,012)

Net increase (decrease) in contract equity from operations	4,992	13,431	818	118	168	458	2,225	(166)

Equity transactions:
Contract purchase payments (note 1)	110	10,120	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	(6,603)	3,316	8,207	0	0	0	0
Transfers (to) and from fixed dollar contract	0	(2,868)	0	0	0	0	0	0
Withdrawals and surrenders	(12,205)	0	0	0	0	0	0	0
Surrender charges (note 2)	(57)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(73)	(95)	(8)	0	0	0	(12)	(10)
Annuity and death benefit payments	(89)	(159)	0	0	0	0	0	0

Net equity transactions	(12,314)	395	3,308	8,207	0	0	(12)	(10)

Net change in contract owners’ equity	(7,322)	13,826	4,126	8,325	168	458	2,213	(176)
Contract owners’ equity:
Beginning of period	257,927	244,101	14,293	5,968	8,634	8,176	5,392	5,568

End of period	$250,605	$257,927	$18,419	$14,293	$8,802	$8,634	$7,605	$5,392

Change in units:
Beginning units	4,656	4,657	886	382	232	232	247	247

Units purchased	2	175	431	504	0	0	0	0
Units redeemed	(228)	(176)	(238)	0	0	0	0	0

Ending units	4,430	4,656	1,079	886	232	232	247	247

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$73	$24	$513	$(142)
Reinvested capital gains	0	0	989	0
Realized gain (loss)	57	20	(70)	(221)
Unrealized gain (loss)	2,449	(184)	88	2,164

Net increase (decrease) in contract owners’ equity from operations	2,579	(140)	1,520	1,801

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0
Transfers (to) and from other subaccounts	6,149	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals and surrenders	(217)	0	(620)	(1,508)
Surrender charges (note 2)	0	0	0	0
Annual contract charges (note 2)	0	0	(5)	(5)
Annuity and death benefit payments	(114)	(191)	(227)	(219)

Net equity transactions	5,818	(191)	(852)	(1,732)

Net change in contract owners’ equity	8,397	(331)	668	69
Contract owners’ equity:
Beginning of period	8,628	8,959	17,744	17,675

End of period	$17,025	$8,628	$18,412	$17,744

Change in units:
Beginning units	804	821	1,566	1,722

Units purchased	527	0	0	0
Units redeemed	(27)	(17)	(72)	(156)

Ending units	1,304	804	1,494	1,566

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Franklin Templeton Variable Insurance Product Trust
	Franklin Income VIP Class 2 Subaccount		Franklin Flex Cap Growth VIP Class 2 Subaccount		Templeton Foreign VIP Class 2 Subaccount		Franklin Founding Allocation VIP Class 4 Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,618	$7,428	$(193)	$(166)	$624	$312	$261	$410
Reinvested capital gains	0	0	45	2,501	0	614	688	476
Realized gain (loss)	1,329	(1,235)	(173)	(184)	(8)	(1,301)	6	(7)
Unrealized gain (loss)	8,412	16,473	4,801	(2,851)	5,190	2,206	763	923

Net increase (decrease) in contract equity from operations	16,359	22,666	4,480	(700)	5,806	1,831	1,718	1,802

Equity transactions:
Contract purchase payments (note 1)	110	120	180	180	0	0	0	0
Transfers (to) and from other subaccounts	(21,617)	3,864	0	0	0	(5,326)	0	6,560
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(763)	0	0
Withdrawals and surrenders	(9,313)	(7,909)	(366)	0	0	0	0	0
Surrender charges (note 2)	(155)	(10)	0	0	0	0	0	0
Annual contract charges (note 2)	(61)	(65)	(5)	(5)	(11)	(12)	(9)	(9)
Annuity and death benefit payments	(5,082)	(5,172)	(185)	(307)	0	0	0	0

Net equity transactions	(36,118)	(9,172)	(376)	(132)	(11)	(6,101)	(9)	6,551

Net change in contract owners’ equity	(19,759)	13,494	4,104	(832)	5,795	(4,270)	1,709	8,353
Contract owners’ equity:
Beginning of period	198,971	185,477	17,534	18,366	37,513	41,783	16,084	7,731

End of period	$179,212	$198,971	$21,638	$17,534	$43,308	$37,513	$17,793	$16,084

Change in units:
Beginning units	11,421	12,030	1,015	1,022	2,807	3,308	1,203	642

Units purchased	214	242	10	11	0	0	0	562
Units redeemed	(2,170)	(851)	(28)	(18)	(1)	(501)	0	(1)

Ending units	9,465	11,421	997	1,015	2,806	2,807	1,203	1,203

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Neuberger Berman Advisers Management Trust - S Class		Ivy Variable Insurance Portfolios
	AMT Mid Cap Intrinsic Value Subaccount		VIP Asset Strategy Subaccount		VIP Natural Resources Subaccount		VIP Science and Technology Subaccount
	2017	2016	2017	2016	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(246)	$(304)	$408	$(284)	$(103)	$(34)	$(702)	$(652)
Reinvested capital gains	0	2,655	0	0	0	0	7,921	2,917
Realized gain (loss)	127	72	(2,059)	(5,617)	(405)	(68)	81	(1,526)
Unrealized gain (loss)	6,677	3,075	12,605	2,692	699	2,580	10,615	(1,671)

Net increase (decrease) in contract equity from operations	6,558	5,498	10,954	(3,209)	191	2,478	17,915	(932)

Equity transactions:
Contract purchase payments (note 1)	816	817	60	60	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	(16,077)	0	0	48,992	(2,658)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	(16,190)
Withdrawals and surrenders	0	0	(7,846)	(396)	(755)	0	0	0
Surrender charges (note 2)	0	0	(9)	0	(1)	0	0	0
Annual contract charges (note 2)	(16)	(16)	(18)	(32)	(5)	(7)	(19)	(18)
Annuity and death benefit payments	0	0	(3,076)	(2,571)	0	0	0	(87)

Net equity transactions	800	801	(10,889)	(19,016)	(761)	(7)	48,973	(18,953)

Net change in contract owners’ equity	7,358	6,299	65	(22,225)	(570)	2,471	66,888	(19,885)
Contract owners’ equity:
Beginning of period	42,917	36,618	69,060	91,285	13,435	10,964	60,785	80,670

End of period	$50,275	$42,917	$69,125	$69,060	$12,865	$13,435	$127,673	$60,785

Change in units:
Beginning units	2,566	2,513	4,875	6,224	1,254	1,255	2,323	3,104

Units purchased	46	54	4	4	0	0	1,403	0
Units redeemed	(1)	(1)	(719)	(1,353)	(77)	(1)	(1)	(781)

Ending units	2,611	2,566	4,160	4,875	1,177	1,254	3,725	2,323

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2017 (f)	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$59	$32	$42	$18	$4
Reinvested capital gains	0	297	183	0	71
Realized gain (loss)	7	0	(12)	6	2
Unrealized gain (loss)	1,441	923	758	464	(127)

Net increase (decrease) in contract owners’ equity from operations	1,507	1,252	971	488	(50)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	8,864	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals and surrenders	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0
Annual contract charges (note 2)	(2)	(2)	(2)	(3)	(2)
Annuity and death benefit payments	0	0	0	0	0

Net equity transactions	8,862	(2)	(2)	(3)	(2)

Net change in contract owners’ equity	10,369	1,250	969	485	(52)
Contract owners’ equity:
Beginning of period	0	9,215	8,246	3,807	3,859

End of period	$10,369	$10,465	$9,215	$4,292	$3,807

Change in units:
Beginning units	0	473	474	327	328

Units purchased	468	0	0	0	0
Units redeemed	0	0	(1)	0	(1)

Ending units	468	473	473	327	327

(f)	Subaccount was also available for investment during the period ended December 31, 2016, but received no assets until later in the current period.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	Federated Insurance Series		Northern Lights Variable Trust - Class 2
	Managed Volatility Fund II Subaccount		TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount
	2017	2016	2017 (g)	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$772	$1,214	$(46)	$182	$31	$23
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(112)	(1,174)	2,309	5	8	2
Unrealized gain (loss)	3,234	1,692	(1,556)	2,162	660	248

Net increase (decrease) in contract owners’ equity from operations	3,894	1,732	707	2,349	699	273

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	1	(4,310)	(47,571)	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(2,246)	0	0	0	0	0
Surrender charges (note 2)	(3)	0	0	0	0	0
Annual contract charges (note 2)	(9)	(29)	0	0	(4)	(5)
Annuity and death benefit payments	0	0	0	0	0	0

Net equity transactions	(2,257)	(4,339)	(47,571)	0	(4)	(5)

Net change in contract owners’ equity	1,637	(2,607)	(46,864)	2,349	695	268
Contract owners’ equity:
Beginning of period	24,306	26,913	46,864	44,515	5,543	5,275

End of period	$25,943	$24,306	$0	$46,864	$6,238	$5,543

Change in units:
Beginning units	1,942	2,295	4,209	4,209	493	494

Units purchased	0	382	0	0	0	0
Units redeemed	(171)	(735)	(4,209)	0	0	(1)

Ending units	1,771	1,942	0	4,209	493	493

(g)	Although the Subaccount had no assets nor contract owners’ equity at December 31, 2017, it was an available Subaccount during the entire period and at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2017 and 2016

	AB Variable Product Series Fund, Inc. - Class B
	VPS Dynamic Asset Allocation Subaccount		Total Subaccounts
	2017	2016	2017	2016
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$175	$(70)	$(112,525)	$(125,491)
Reinvested capital gains	0	5	169,490	240,380
Realized gain (loss)	168	45	696,642	1,243,849
Unrealized gain (loss)	2,214	501	2,625,964	85,190

Net increase (decrease) in contract owners’ equity from operations	2,557	481	3,379,571	1,443,928

Equity transactions:
Contract purchase payments (note 1)	0	0	321,276	354,894
Transfers (to) and from other subaccounts	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	88,296	(994,703)
Withdrawals and surrenders	0	0	(1,169,282)	(2,796,654)
Surrender charges (note 2)	0	0	(4,059)	(42,009)
Annual contract charges (note 2)	(2)	(2)	(9,254)	(10,140)
Annuity and death benefit payments	(1,436)	(1,411)	(629,277)	(1,019,841)

Net equity transactions	(1,438)	(1,413)	(1,402,300)	(4,508,453)

Net change in contract owners’ equity	1,119	(932)	1,977,271	(3,064,525)
Contract owners’ equity:
Beginning of period	19,938	20,870	21,467,832	24,532,357

End of period	$21,057	$19,938	$23,445,103	$21,467,832

Change in units:
Beginning units	1,708	1,831	656,964	807,305

Units purchased	0	0	42,593	61,328
Units redeemed	(115)	(123)	(65,477)	(211,669)

Ending units	1,593	1,708	634,080	656,964

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2017

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Bond, Omni, ON International Equity, Capital Appreciation, ON Foreign, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, and Bristol Growth

Janus Aspen Series - Institutional Shares: Janus Henderson Research, Janus Henderson Global Research, and Janus Henderson Balanced

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson

Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

Wells Fargo Variable Trust: Opportunity and Discovery

Goldman Sachs Variable Insurance Trust: Large Cap Value Institutional Shares, U.S. Equity Insights Institutional Shares, and Strategic Growth Institutional Shares

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Global Dynamic Multi Asset

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, and VIP Real Estate

Fidelity® Variable Insurance Products Fund - Service Class : VIP Government Money Market

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn® Strategy

Calvert Variable Products, Inc.: VP S&P 500 Index

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund – Investment Class: Small-Cap and Micro-Cap

Morgan Stanley Variable Insurance Fund, Inc.: VIF U.S. Real Estate Class I, VIF Core Plus Fixed Income Class II, VIF U.S. Real Estate Class II, and VIF Growth Class II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Class 2, Franklin Flex Cap Growth VIP Class 2, Templeton Foreign VIP Class 2, and Franklin Founding Funds Allocation VIP Class 4

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Federated Insurance Series: Managed Volatility Fund II

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF and TOPS® Managed Risk Moderate Growth ETF

AB Variable Product Series Fund, Inc. - Class B: VPS Dynamic Asset Allocation

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests for these services, ONI recorded net advisory fees of approximately $48.5 million and $31.5 million from Ohio National Fund, Inc. for the periods ended December 31, 2017 and 2016, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

C. Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2017.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The amendments had no impact on the Account’s financial statements and disclosures.

G. Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

H. Subsequent Events

The Account has evaluated for possible subsequent events through April 4, 2018, which is the date these financial statements were issued, and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following tables illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity (“VIA”)	Flexible Payment Combination
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract).	NA	No charge	$25
Transfer Fee – per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top I	Top Tradition	Top Plus
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	NA
Transfer Fee – per transfer (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15
Purchase Payment Charges	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	5% of purchase payments made in the eight years prior to surrender	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the “Top Variable Annuities” prospectus.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective February 26, 2016, the Money Market Portfolio of Ohio National Fund, Inc. was liquidated and was replaced with the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following summarizes the fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$23,445,103	$0	$0	$23,445,103

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2017.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$14,323	$663,846
Bond Subaccount	792	93,522
Omni Subaccount	5,305	126,920
ON International Equity Subaccount	1,736	110,502
Capital Appreciation Subaccount	6,030	248,914
ON Foreign Subaccount	0	26,271
Aggressive Growth Subaccount	300	10,019
Small Cap Growth Subaccount	11,002	94,842
Mid Cap Opportunity Subaccount	80	102,442
S&P 500® Index Subaccount	21,567	107,665
Strategic Value Subaccount	3,543	1,255
High Income Bond Subaccount	90	15,191
ClearBridge Small Cap Subaccount	3,056	483
Nasdaq-100® Index Subaccount	10,493	23,727
Bristol Subaccount	4,107	486
Bryton Growth Subaccount	0	32
Balanced Subaccount	5,699	845
Bristol Growth Subaccount	5,513	244
Janus Aspen Series - Institutional Shares:
Janus Henderson Research Subaccount	3,017	18,217
Janus Henderson Global Research Subaccount	625	5,824
Janus Henderson Balanced Subaccount	328,945	249,453
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount	1,141	330

Janus Henderson Global Research Subaccount	117	743
Janus Henderson Balanced Subaccount	21,262	10,558
Janus Henderson Overseas Subaccount	5,040	1,479
Janus Henderson U.S. Low Volatility Subaccount	7,238	4,075
Janus Henderson Flexible Bond Subaccount	9,755	77
Wells Fargo Variable Trust:
Opportunity Subaccount	1,957	221
Discovery Subaccount	3,502	2,652
Goldman Sachs Variable Insurance Trust:
Large Cap Value Institutional Share Subaccount	14,095	1,656
U.S. Equity Insights Institutional Share Subaccount	635	1,764
Strategic Growth Institutional Share Subaccount	108	32
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	11,604	8,006
U.S. Small-Mid Cap Equity Subaccount	43,992	140,999
International Equity Subaccount	205,174	1,885
Global Dynamic Multi Asset Subaccount	251	49
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	136,025	86,647
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	68,435	49,094
VIP Contrafund® Subaccount	33,534	23,505
VIP Growth Subaccount	36,833	10,155
VIP Equity-Income Subaccount	2,537	1,676
VIP Real Estate Subaccount	2,325	4,993

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	$557	$280
Mid Cap Growth Subaccount	158	23
Total Return Subaccount	11,814	14,960
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	317	276
Mid Cap Value Subaccount	18,113	16,061
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	2,937	18,311
Total Return Subaccount	2,913	10,237
Global Bond Subaccount	988	16,642
CommodityRealReturn® Strategy Subaccount	1,358	1,375
Calvert Variable Products, Inc.:
VP S&P 500 Subaccount	858	15,068
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	0	1,078
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	1,413	91
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	1,418	52,178
Micro-Cap Subaccount	3,254	816
Morgan Stanley Variable Insurance Fund, Inc.:
VIF U.S. Real Estate Class I Subaccount	3,822	14,942
VIF Core Plus Fixed Income Class II Subaccount	7,662	3,993
VIF U.S. Real Estate Class II Subaccount	109	76
VIF Growth Class II Subaccount	584	86
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	6,349	458
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	1,679	1,029
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Class 2 Subaccount	12,390	41,890
Franklin Flex Cap Growth VIP Class 2 Subaccount	225	749
Templeton Foreign VIP Class 2 Subaccount	1,052	439
Franklin Founding Funds Allocation VIP Class 4 Subaccount	1,118	178
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	1,051	497
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	1,107	11,588
VIP Natural Resources Subaccount	16	880
VIP Science and Technology Subaccount	56,913	721
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	9,010	89
ClearBridge Variable Large Cap Value Subaccount	436	109
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	62	47
Federated Insurance Series:
Managed Volatility Fund II Subaccount	1,013	2,498
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	0	47,617
TOPS® Managed Risk Moderate Growth ETF Subaccount	95	68
AB Variable Product Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount	366	1,629

Totals	$1,182,940	$2,528,275

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

,			Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:	Equity Subaccount	2017	47,469	$33.21 to $130.41	$3,976,685	` 0.90% to 1.10%	13.41% to 13.64%	0.00%
Ohio National Fund, Inc.:	Equity Subaccount	2016	55,144	$29.23 to $114.99	$4,071,509	0.90% to 1.10%	11.48% to 11.71%	0.00%
Ohio National Fund, Inc.:	Equity Subaccount	2015	59,787	$26.16 to $103.14	$3,881,159	0.90% to 1.10%	-4.74% to -4.55%	0.54%
Ohio National Fund, Inc.:	Equity Subaccount	2014	69,692	$27.41 to $108.27	$5,002,753	0.90% to 1.10%	12.83% to 13.05%	0.30%
Ohio National Fund, Inc.:	Equity Subaccount	2013	83,537	$ 24.25 to $95.96	$5,250,509	0.90% to 1.10%	36.19% to 36.46%	0.89%
Ohio National Fund, Inc.:	MoneyMarket Subaccount (note 4)	2015	35,476	$ 14.58 to $31.36	$751,825	0.90% to 1.30%	-1.28% to -0.89%	0.00%
Ohio National Fund, Inc.:	MoneyMarket Subaccount (note 4)	2014	36,438	$ 14.71 to $31.76	$780,004	0.90% to 1.30%	-1.28% to -0.89%	0.00%
Ohio National Fund, Inc.:	MoneyMarket Subaccount (note 4)	2013	35,041	$ 14.84 to $32.18	$773,096	0.90% to 1.30%	-1.28% to -0.89%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2017	15,403	$ 26.69 to $62.11	$662,266	0.90% to 1.10%	5.02% to 5.22%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2016	17,029	$ 25.37 to $59.14	$710,018	0.90% to 1.10%	6.72% to 6.93%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2015	22,000	$ 23.72 to $55.42	$887,559	0.90% to 1.10%	-3.11% to -2.92%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2014	26,214	$ 24.44 to $57.20	$1,097,740	0.90% to 1.10%	4.73% to 4.94%	0.00%
Ohio National Fund, Inc.:	Bond Subaccount	2013	49,875	$ 23.29 to $54.61	$1,996,293	0.90% to 1.10%	-2.99% to -2.80%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2017	24,825	$ 36.04 to $83.28	$1,561,160	0.90% to 1.10%	19.74% to 19.98%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2016	26,190	$ 30.04 to $69.55	$1,387,939	0.90% to 1.10%	9.03% to 9.25%	0.00%
Ohio National Fund, Inc.:	Omni Subaccount	2015	30,929	$ 27.50 to $63.79	$1,495,516	0.90% to 1.10%	1.04% to 1.24%	0.92%
Ohio National Fund, Inc.:	Omni Subaccount	2014	34,193	$ 27.16 to $63.13	$1,632,961	0.90% to 1.10%	10.90% to 11.12%	0.69%
Ohio National Fund, Inc.:	Omni Subaccount	2013	54,162	$ 24.44 to $56.93	$2,521,299	0.90% to 1.10%	29.11% to 29.37%	0.98%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2017	48,510	$ 21.52 to $23.50	$1,119,656	0.90% to 1.10%	25.45% to 25.70%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2016	53,069	$ 17.12 to $18.73	$977,245	0.90% to 1.10%	-5.92% to -5.73%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2015	64,175	$ 18.16 to $19.91	$1,253,215	0.90% to 1.10%	-1.48% to -1.29%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2014	71,682	$ 18.40 to $20.21	$1,416,753	0.90% to 1.10%	-10.44% to -10.26%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2013	82,294	$ 20.50 to $22.56	$1,816,628	0.90% to 1.10%	10.47% to 10.69%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2017	40,603	$ 65.19 to $75.62	$2,796,067	0.90% to 1.10%	14.55% to 14.78%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2016	43,789	$ 56.91 to $65.88	$2,639,612	0.90% to 1.10%	13.41% to 13.64%	0.00%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2015	47,671	$ 50.18 to $57.97	$2,533,010	0.90% to 1.10%	-3.12% to -2.93%	0.67%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2014	53,766	$ 51.80 to $59.72	$2,936,804	0.90% to 1.10%	7.36% to 7.58%	0.25%
Ohio National Fund, Inc.:	Capital Appreciation Subaccount	2013	58,449	$ 48.24 to $55.52	$2,969,356	0.90% to 1.10%	33.04% to 33.31%	0.44%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2017	11,138	$ 39.08 to $43.61	$448,664	0.90% to 1.10%	18.54% to 18.78%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2016	11,751	$ 32.97 to $36.71	$398,476	0.90% to 1.10%	-8.55% to -8.36%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2015	12,293	$ 36.05 to $40.06	$455,243	0.90% to 1.10%	8.26% to 8.48%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2014	12,943	$ 33.30 to $36.93	$443,358	0.90% to 1.10%	-9.78% to -9.61%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2013	21,815	$ 36.91 to $40.86	$820,851	0.90% to 1.10%	26.29% to 26.54%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2017	9,044	$ 18.26 to $22.91	$177,838	0.90% to 1.10%	26.29% to 26.54%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2016	9,534	$ 14.46 to $18.10	$147,810	0.90% to 1.10%	2.32% to 2.52%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2015	9,801	$ 14.13 to $17.66	$148,147	0.90% to 1.10%	8.95% to 9.16%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2014	68,150	$ 12.97 to $16.18	$892,748	0.90% to 1.10%	8.41% to 8.62%	0.00%
Ohio National Fund, Inc.:	Aggressive Growth Subaccount	2013	11,488	$ 11.97 to $14.89	$146,007	0.90% to 1.10%	30.01% to 30.27%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2017	35,987	$ 40.00 to $41.70	$1,460,514	0.90% to 1.10%	22.63% to 22.87%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2016	37,922	$ 32.62 to $33.93	$1,253,226	0.90% to 1.10%	5.24% to 5.45%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2015	42,668	$ 20.92 to $32.18	$1,338,136	0.90% to 1.10%	-1.29% to -1.09%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2014	48,436	$ 21.20 to $32.54	$1,538,908	0.90% to 1.10%	9.44% to 9.65%	0.00%
Ohio National Fund, Inc.:	Small Cap Growth Subaccount	2013	54,475	$ 19.37 to $29.67	$1,579,556	0.90% to 1.10%	43.71% to 43.99%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2017	17,629	$ 45.36 to $47.28	$813,486	0.90% to 1.10%	25.72% to 25.97%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2016	19,943	$ 36.08 to $37.54	$729,998	0.90% to 1.10%	0.47% to 0.67%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2015	23,454	$ 35.91 to $37.29	$853,875	0.90% to 1.10%	-6.08% to -5.90%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2014	26,603	$ 38.24 to $39.62	$1,031,485	0.90% to 1.10%	10.29% to 10.51%	0.00%
Ohio National Fund, Inc.:	Mid Cap Opportunity Subaccount	2013	31,930	$ 34.67 to $35.85	$1,121,501	0.90% to 1.10%	31.02% to 31.28%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2017	40,000	$ 21.25 to $41.57	$1,604,751	0.90% to 1.10%	20.07% to 20.30%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2016	41,923	$ 17.70 to $34.56	$1,398,083	0.90% to 1.10%	10.24% to 10.46%	0.00%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2015	102,393	$ 16.05 to $31.29	$3,089,852	0.90% to 1.10%	-0.19% to 0.01%	1.38%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2014	107,177	$ 16.08 to $31.28	$3,241,492	0.90% to 1.10%	11.88% to 12.10%	1.28%
Ohio National Fund, Inc.:	S&P 500® Index Subaccount	2013	113,963	$ 14.37 to $27.90	$3,081,481	0.90% to 1.10%	30.31% to 30.57%	1.24%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2017	2,700	$ 20.20 to $20.94	$55,783	0.90% to 1.10%	13.37% to 13.60%	0.00%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2016	2,541	$ 17.82 to $18.44	$46,318	0.90% to 1.10%	9.67% to 9.89%	0.00%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2015	2,858	$ 16.25 to $16.78	$47,268	0.90% to 1.10%	3.13% to 3.33%	2.96%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2014	3,134	$ 15.76 to $16.24	$50,140	0.90% to 1.10%	11.19% to 11.41%	5.23%
Ohio National Fund, Inc.:	Strategic Value Subaccount	2013	2,639	$ 14.17 to $14.58	$37,652	0.90% to 1.10%	19.68% to 19.92%	2.30%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2017	5,046	$ 27.14 to $28.14	$139,663	0.90% to 1.10%	5.80% to 6.01%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2016	5,552	$ 25.65 to $26.54	$144,868	0.90% to 1.10%	13.17% to 13.39%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2015	6,442	$ 22.67 to $23.41	$148,063	0.90% to 1.10%	-4.12% to -3.93%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2014	7,077	$ 23.64 to $24.36	$169,746	0.90% to 1.10%	1.65% to 1.85%	0.00%
Ohio National Fund, Inc.:	High Income Bond Subaccount	2013	8,137	$ 23.26 to $23.92	$191,637	0.90% to 1.10%	5.92% to 6.13%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2017	897	$ 23.92 to $24.80	$21,697	0.90% to 1.10%	10.99% to 11.21%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2016	769	$ 21.55 to $22.30	$16,764	0.90% to 1.10%	26.63% to 26.88%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2015	765	$ 17.02 to $17.58	$13,169	0.90% to 1.10%	-3.52% to -3.33%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2014	866	$ 17.64 to $18.18	$15,427	0.90% to 1.10%	1.33% to 1.53%	0.00%
Ohio National Fund, Inc.:	ClearBridge Small Cap Subaccount	2013	1,184	$ 17.41 to $17.91	$20,905	0.90% to 1.10%	28.85% to 29.10%	0.00%

Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2017	2,866	$14.24 to $14.75	$41,185	0.90% to 1.10%	30.97% to 31.23%	0.00%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2016	3,907	$10.88 to $11.24	$42,759	0.90% to 1.10%	5.53% to 5.74%	0.00%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2015	3,623	$10.31 to $10.63	$37,419	0.90% to 1.10%	7.95% to 8.17%	0.61%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2014	4,285	$ 9.55 to $9.83	$40,973	0.90% to 1.10%	17.48% to 17.71%	1.13%
Ohio National Fund, Inc.:	Nasdaq-100® Index Subaccount	2013	3,828	$ 8.13 to $8.35	$31,163	0.90% to 1.10%	34.50% to 34.77%	0.78%
Ohio National Fund, Inc.:	Bristol Subaccount	2017	325	$30.40 to $31.36	$10,044	0.90% to 1.10%	24.45% to 24.69%	0.00%
Ohio National Fund, Inc.:	Bristol Subaccount	2016	173	$ 25.15	$4,350	0.90%	10.78%	0.00%
Ohio National Fund, Inc.:	Bristol Subaccount	2015	182	$ 22.70	$4,135	0.90%	3.15%	0.44%
Ohio National Fund, Inc.:	Bristol Subaccount	2014	478	$ 22.01	$10,512	0.90%	12.87%	0.40%
Ohio National Fund, Inc.:	Bristol Subaccount	2013	496	$19.05 to $19.50	$9,672	0.90% to 1.10%	39.68% to 39.95%	0.53%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2017	184	$ 21.79	$4,006	0.90%	20.49%	0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2016	184	$ 18.09	$3,325	0.90%	3.61%	0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2015	1,207	$ 17.46	$21,072	0.90%	-5.10%	0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2014	1,229	$ 18.40	$22,618	0.90%	5.22%	0.00%
Ohio National Fund, Inc.:	Bryton Growth Subaccount	2013	1,235	$17.08 to $17.48	$21,593	0.90% to 1.10%	39.20% to 39.48%	0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2017	5,168	$18.62 to $19.07	$98,218	0.90% to 1.10%	9.72% to 9.94%	0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2016	4,855	$16.97 to $17.35	$84,049	0.90% to 1.10%	3.44% to 3.65%	0.00%
Ohio National Fund, Inc.:	Balanced Subaccount	2015	4,856	$16.41 to $16.74	$81,115	0.90% to 1.10%	0.37% to 0.56%	1.28%
Ohio National Fund, Inc.:	Balanced Subaccount	2014	4,856	$16.35 to $16.65	$80,684	0.90% to 1.10%	4.84% to 5.05%	0.76%
Ohio National Fund, Inc.:	Balanced Subaccount	2013	1,739	$15.59 to $15.85	$27,289	0.90% to 1.10%	14.01% to 14.24%	0.83%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2017	1,425	$21.98 to $22.45	$31,721	0.90% to 1.10%	28.30% to 28.55%	0.00%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2016	1,150	$17.13 to $17.46	$19,970	0.90% to 1.10%	6.57% to 6.78%	0.00%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2015	1,150	$16.08 to $16.36	$18,720	0.90% to 1.10%	4.57% to 4.78%	0.41%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2014	1,178	$15.37 to $15.61	$18,316	0.90% to 1.10%	10.80% to 11.02%	0.31%
Ohio National Fund, Inc.:	Bristol Growth Subaccount	2013	1,190	$13.88 to $14.06	$16,666	0.90% to 1.10%	37.11% to 37.38%	0.44%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2017	13,523	$17.55 to $18.19	$238,742	0.90% to 1.10%	26.49% to 26.74%	0.39%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2016	14,526	$13.87 to $14.36	$202,595	0.90% to 1.10%	-0.59% to -0.40%	0.53%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2015	16,817	$13.96 to $14.41	$235,838	0.90% to 1.10%	4.20% to 4.41%	0.62%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2014	18,278	$13.40 to $13.80	$245,866	0.90% to 1.10%	11.76% to 11.99%	0.37%
Janus Aspen Series - Institutional Shares:	Janus Henderson Research Subaccount	2013	18,318	$11.99 to $12.33	$220,408	0.90% to 1.10%	28.92% to 29.18%	0.78%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2017	5,356	$15.08 to $15.63	$81,980	0.90% to 1.10%	25.65% to 25.90%	0.82%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2016	5,738	$12.00 to $12.41	$69,775	0.90% to 1.10%	0.95% to 1.15%	1.08%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2015	6,187	$11.88 to $12.27	$74,459	0.90% to 1.10%	-3.35% to -3.16%	0.64%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2014	6,512	$12.30 to $12.67	$81,062	0.90% to 1.10%	6.27% to 6.49%	0.97%
Janus Aspen Series - Institutional Shares:	Janus Henderson Global Research Subaccount	2013	8,742	$11.57 to $11.90	$102,407	0.90% to 1.10%	27.03% to 27.28%	1.21%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2017	80,981	$27.81 to $28.83	$2,261,351	0.90% to 1.10%	17.15% to 17.38%	1.65%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2016	78,289	$23.74 to $24.56	$1,866,168	0.90% to 1.10%	3.46% to 3.67%	2.26%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2015	76,168	$22.95 to $23.69	$1,754,665	0.90% to 1.10%	-0.47% to -0.28%	1.61%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2014	41,236	$23.05 to $23.76	$957,946	0.90% to 1.10%	7.33% to 7.54%	1.68%
Janus Aspen Series - Institutional Shares:	Janus Henderson Balanced Subaccount	2013	49,453	$21.48 to $22.09	$1,067,546	0.90% to 1.10%	18.85% to 19.08%	1.54%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2017	2,306	$ 13.82	$31,879	1.10%	26.17%	0.25%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2016	2,245	$ 10.95	$24,592	1.10%	-0.82%	0.39%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2015	2,510	$ 11.05	$27,723	1.10%	3.93%	0.45%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2014	2,742	$10.63 to $10.94	$29,234	0.90% to 1.10%	11.51% to 11.73%	0.23%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2013	2,663	$ 9.53 to $9.79	$25,458	0.90% to 1.10%	28.58% to 28.83%	0.67%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2017	1,719	$10.47 to $10.84	$18,614	0.90% to 1.10%	25.31% to 25.56%	0.69%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2016	1,787	$ 8.36 to $8.64	$15,391	0.90% to 1.10%	0.71% to 0.91%	0.95%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2015	2,521	$ 8.30 to $8.56	$21,350	0.90% to 1.10%	-3.59% to -3.40%	0.52%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2014	2,939	$ 8.61 to $8.86	$25,793	0.90% to 1.10%	6.01% to 6.23%	0.99%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2013	2,465	$ 8.12 to $8.34	$20,449	0.90% to 1.10%	26.68% to 26.93%	1.09%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2017	34,098	$24.35 to $25.22	$838,634	0.90% to 1.10%	16.85% to 17.08%	1.40%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2016	33,815	$20.84 to $21.54	$711,416	0.90% to 1.10%	3.19% to 3.39%	1.95%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2015	35,142	$20.19 to $20.83	$716,159	0.90% to 1.10%	-0.68% to -0.49%	1.38%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2014	35,095	$20.33 to $20.93	$719,621	0.90% to 1.10%	7.06% to 7.27%	1.49%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2013	39,438	$18.99 to $19.51	$754,454	0.90% to 1.10%	18.50% to 18.73%	1.34%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2017	2,743	$31.38 to $32.31	$87,279	0.90% to 1.10%	29.39% to 29.64%	1.62%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2016	2,637	$24.26 to $24.92	$64,746	0.90% to 1.10%	-7.72% to -7.54%	4.53%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2015	4,324	$26.29 to $26.96	$114,513	0.90% to 1.10%	-9.80% to -9.62%	0.51%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2014	4,896	$29.14 to $29.82	$143,928	0.90% to 1.10%	-13.06% to -12.89%	2.96%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2013	5,091	$33.52 to $34.24	$172,084	0.90% to 1.10%	13.04% to 13.26%	3.09%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2017	436	$ 18.34	$7,995	0.90%	14.42%	1.49%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2016	251	$ 15.90	$3,984	1.10%	8.52%	4.05%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2017	950	$ 10.18	$9,671	0.90%	2.43%	2.81%
Wells Fargo Variable Trust:	Opportunity Subaccount	2017	732	$32.52 to $33.71	$24,336	0.90% to 1.10%	19.13% to 19.37%	0.68%
Wells Fargo Variable Trust:	Opportunity Subaccount	2016	732	$27.30 to $28.24	$20,408	0.90% to 1.10%	11.01% to 11.23%	2.32%
Wells Fargo Variable Trust:	Opportunity Subaccount	2015	1,055	$24.59 to $25.39	$26,300	0.90% to 1.10%	-4.14% to -3.95%	0.13%
Wells Fargo Variable Trust:	Opportunity Subaccount	2014	1,055	$25.65 to $26.43	$27,417	0.90% to 1.10%	9.22% to 9.44%	0.03%
Wells Fargo Variable Trust:	Opportunity Subaccount	2013	2,536	$23.49 to $24.16	$60,835	0.90% to 1.10%	29.26% to 29.51%	0.19%
Wells Fargo Variable Trust:	Small Cap Value Subaccount	2015	453	$ 19.00	$8,603	1.10%	-11.61%	0.25%
Wells Fargo Variable Trust:	Small Cap Value Subaccount	2014	453	$ 21.49	$9,741	1.10%	3.32%	0.35%
Wells Fargo Variable Trust:	Small Cap Value Subaccount	2013	454	$ 20.80	$9,436	1.10%	13.50%	0.70%
Wells Fargo Variable Trust:	Discovery Subaccount	2017	3,021	$23.74 to $24.61	$73,391	0.90% to 1.10%	27.73% to 27.98%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2016	3,114	$18.59 to $19.23	$59,119	0.90% to 1.10%	6.47% to 6.69%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2015	3,578	$17.46 to $18.02	$63,557	0.90% to 1.10%	-2.54% to -2.34%	0.00%
Wells Fargo Variable Trust:	Discovery Subaccount	2014	3,907	$17.91 to $18.46	$71,161	0.90% to 1.10%	-0.74% to -0.54%	0.00%

Wells Fargo Variable Trust:	Discovery Subaccount	2013	4,744	$18.04 to $18.56	$86,716	0.90% to 1.10%	42.24% to 42.52%	0.01%
Goldman Sachs Variable Insurance Trust:	Large Cap Value Institutional Shares Subaccount	2017	3,429	$21.23 to $22.01	$75,092	0.90% to 1.10%	8.66% to 8.88%	1.70%
Goldman Sachs Variable Insurance Trust:	Large Cap Value Institutional Shares Subaccount	2016	3,476	$19.54 to $20.22	$69,941	0.90% to 1.10%	10.37% to 10.59%	2.26%
Goldman Sachs Variable Insurance Trust:	Large Cap Value Institutional Shares Subaccount	2015	3,508	$17.71 to $18.28	$63,833	0.90% to 1.10%	-5.45% to -5.27%	1.44%
Goldman Sachs Variable Insurance Trust:	Large Cap Value Institutional Shares Subaccount	2014	3,628	$18.73 to $19.30	$69,727	0.90% to 1.10%	11.71% to 11.93%	1.38%
Goldman Sachs Variable Insurance Trust:	Large Cap Value Institutional Shares Subaccount	2013	4,251	$16.76 to $17.24	$72,769	0.90% to 1.10%	31.78% to 32.04%	1.10%
Goldman Sachs Variable Insurance Trust:	U.S. Equity Insights Institutional Shares Subaccount	2017	251	$22.09	$5,555	1.10%	22.72%	1.17%
Goldman Sachs Variable Insurance Trust:	U.S. Equity Insights Institutional Shares Subaccount	2016	334	$18.00	$6,007	1.10%	9.53%	0.92%
Goldman Sachs Variable Insurance Trust:	U.S. Equity Insights Institutional Shares Subaccount	2015	545	$16.44 to $16.97	$9,051	0.90% to 1.10%	-1.28% to -1.09%	1.29%
Goldman Sachs Variable Insurance Trust:	U.S. Equity Insights Institutional Shares Subaccount	2014	659	$16.65 to $17.16	$11,097	0.90% to 1.10%	15.10% to 15.33%	1.46%
Goldman Sachs Variable Insurance Trust:	U.S. Equity Insights Institutional Shares Subaccount	2013	659	$14.46 to $14.88	$9,640	0.90% to 1.10%	36.02% to 36.29%	0.96%
Goldman Sachs Variable Insurance Trust:	Strategic Growth Institutional Shares Subaccount	2017	111	$20.95	$2,320	1.10%	29.24%	0.53%
Goldman Sachs Variable Insurance Trust:	Strategic Growth Institutional Shares Subaccount	2016	111	$16.21	$1,802	1.10%	0.87%	0.16%
Goldman Sachs Variable Insurance Trust:	Strategic Growth Institutional Shares Subaccount	2015	1,166	$16.07	$18,738	1.10%	2.27%	0.48%
Goldman Sachs Variable Insurance Trust:	Strategic Growth Institutional Shares Subaccount	2014	139	$15.71	$2,190	1.10%	12.40%	0.25%
Goldman Sachs Variable Insurance Trust:	Strategic Growth Institutional Shares Subaccount	2013	243	$13.98	$3,401	1.10%	30.98%	0.32%
Goldman Sachs Variable Insurance Trust:	Global Trends Allocation Service Shares Subaccount	2015	630	$11.09	$6,993	0.90%	-6.66%	0.09%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2017	2,881	$41.83 to $43.37	$122,243	0.90% to 1.10%	26.44% to 26.69%	1.80%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2016	2,812	$33.09 to $34.23	$94,097	0.90% to 1.10%	19.47% to 19.70%	1.06%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2015	3,368	$27.70 to $28.60	$94,171	0.90% to 1.10%	-20.93% to -20.77%	1.06%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2014	3,887	$35.03 to $36.09	$137,536	0.90% to 1.10%	-5.67% to -5.49%	1.58%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2013	4,544	$37.13 to $38.19	$170,305	0.90% to 1.10%	-2.32% to -2.12%	1.17%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2017	4,048	$42.02 to $43.56	$173,109	0.90% to 1.10%	12.71% to 12.93%	0.29%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2016	6,886	$37.28 to $38.57	$262,855	0.90% to 1.10%	14.52% to 14.75%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2015	7,197	$32.56 to $33.62	$239,629	0.90% to 1.10%	-3.45% to -3.25%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2014	7,443	$33.72 to $34.75	$256,169	0.90% to 1.10%	9.82% to 10.04%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2013	7,417	$30.70 to $31.58	$232,139	0.90% to 1.10%	33.80% to 34.06%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2017	12,664	$15.69 to $16.07	$199,114	0.90% to 1.10%	21.01% to 21.25%	3.56%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2016	696	$13.25	$9,229	0.90%	-5.14%	1.31%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2015	717	$13.97	$10,023	0.90%	0.84%	1.55%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2014	858	$13.86	$11,888	0.90%	-5.06%	1.53%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2013	915	$14.36 to $14.59	$13,344	0.90% to 1.10%	19.45% to 19.69%	1.48%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2017	315	$15.12	$4,756	1.10%	19.22%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2016	315	$12.68	$3,991	1.10%	2.18%	0.25%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2015	315	$12.41	$3,909	1.10%	-1.53%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2014	315	$12.60	$3,972	1.10%	1.58%	0.56%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi Asset Subaccount	2013	315	$12.41	$3,913	1.10%	18.19%	0.31%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2017	11,704	$44.97 to $46.57	$533,366	0.90% to 1.10%	19.23% to 19.46%	0.50%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2016	11,721	$37.72 to $38.98	$447,403	0.90% to 1.10%	10.71% to 10.92%	0.17%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2015	30,963	$34.07 to $35.14	$1,059,929	0.90% to 1.10%	-2.70% to -2.51%	0.25%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2014	32,787	$35.01 to $36.05	$1,153,902	0.90% to 1.10%	4.88% to 5.09%	0.02%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2013	33,827	$33.39 to $34.30	$1,135,087	0.90% to 1.10%	34.39% to 34.66%	0.28%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2017	17,779	$26.94 to $27.90	$488,260	0.90% to 1.10%	20.27% to 20.51%	0.78%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2016	18,344	$22.40 to $23.15	$418,174	0.90% to 1.10%	6.56% to 6.77%	0.61%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2015	23,371	$21.02 to $21.68	$498,069	0.90% to 1.10%	-0.68% to -0.48%	0.79%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2014	25,103	$21.16 to $21.79	$538,565	0.90% to 1.10%	10.44% to 10.66%	0.71%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2013	30,040	$19.16 to $19.69	$583,278	0.90% to 1.10%	29.53% to 29.78%	0.85%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2017	7,909	$16.38 to $16.96	$132,947	0.90% to 1.10%	33.35% to 33.62%	0.07%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2016	6,814	$12.28 to $12.69	$85,426	0.90% to 1.10%	-0.54% to -0.35%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2015	13,089	$12.35 to $12.74	$163,368	0.90% to 1.10%	5.74% to 5.95%	0.03%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2014	13,556	$11.68 to $12.02	$159,933	0.90% to 1.10%	9.80% to 10.02%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2013	14,812	$10.63 to $10.93	$159,016	0.90% to 1.10%	34.52% to 34.79%	0.05%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2017	3,476	$19.52 to $24.86	$74,299	0.90% to 1.10%	11.43% to 11.65%	1.53%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2016	3,527	$17.52 to $22.27	$67,568	0.90% to 1.10%	16.43% to 16.66%	2.18%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2015	3,763	$15.05 to $19.09	$61,548	0.90% to 1.10%	-5.28% to -5.09%	2.77%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2014	4,489	$15.89 to $20.11	$78,643	0.90% to 1.10%	7.30% to 7.51%	2.59%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2013	5,133	$14.81 to $18.70	$84,922	0.90% to 1.10%	26.44% to 26.69%	2.28%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2017	1,714	$16.34 to $16.65	$28,366	0.90% to 1.10%	2.65% to 2.85%	1.55%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2016	2,010	$15.92 to $16.19	$32,323	0.90% to 1.10%	4.32% to 4.52%	1.21%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2015	2,441	$15.26 to $15.49	$37,482	0.90% to 1.10%	2.36% to 2.57%	1.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2014	2,826	$14.91 to $15.10	$42,336	0.90% to 1.10%	28.39% to 28.64%	1.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2013	3,528	$11.61 to $11.74	$41,205	0.90% to 1.10%	0.51% to 0.71%	1.16%
Fidelity® Variable Insurance Products Fund - Service Class	VIP Government Money Market Subaccount (note 4)	2017	34,981	$14.41 to $30.76	$755,145	0.90% to 1.30%	-0.71% to -0.32%	0.58%
Fidelity® Variable Insurance Products Fund - Service Class	VIP Government Money Market Subaccount (note 4)	2016	33,299	$14.46 to $30.98	$700,525	0.90% to 1.30%	-0.98%(a) to -0.65%(b)	0.12%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2017	930	$28.95	$26,912	1.10%	24.96%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2016	928	$23.17	$21,499	1.10%	7.61%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2015	948	$21.53	$20,415	1.10%	-3.21%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2014	943	$22.24	$20,966	1.10%	-8.50%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2013	936	$24.31	$22,740	1.10%	39.68%	0.00%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2014	147	$18.54	$2,727	1.10%	9.90%	0.29%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2013	147	$16.87	$2,488	1.10%	28.64%	0.42%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2017	143	$19.50	$2,790	0.90%	25.55%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2016	143	$15.53	$2,222	0.90%	3.68%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2015	169	$14.56 to $14.98	$2,516	0.90% to 1.10%	3.30% to 3.50%	0.00%

MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2014	238	$14.10 to $14.47	$3,407	0.90% to 1.10%	7.38% to 7.59%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2013	864	$13.13 to $13.45	$11,390	0.90% to 1.10%	35.72% to 35.99%	0.00%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2017	8,822	$21.99 to $22.70	$198,785	0.90% to 1.10%	10.81% to 11.03%	2.18%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2016	9,341	$19.84 to $20.45	$189,653	0.90% to 1.10%	7.63% to 7.84%	2.60%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2015	9,910	$18.44 to $18.96	$186,645	0.90% to 1.10%	-1.66% to -1.47%	2.24%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2014	11,938	$18.75 to $19.24	$228,262	0.90% to 1.10%	7.06% to 7.27%	1.73%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2013	11,993	$17.51 to $17.94	$214,004	0.90% to 1.10%	17.45% to 17.68%	1.64%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2015	74	$9.76	$726	1.10%	-2.45% (c)	0.73%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2017	919	$36.42	$33,477	0.90%	14.20%	0.32%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2016	919	$31.90	$29,314	0.90%	19.14%	0.51%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2015	1,131	$26.03 to $26.77	$30,112	0.90% to 1.10%	-6.31% to -6.13%	0.14%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2014	1,131	$27.78 to $28.52	$32,095	0.90% to 1.10%	8.40% to 8.62%	0.13%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2013	919	$26.26	$24,130	0.90%	41.03%	0.50%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2017	2,770	$47.26 to $48.80	$132,773	0.90% to 1.10%	12.53% to 12.75%	0.83%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2016	2,855	$42.00 to $43.28	$121,256	0.90% to 1.10%	13.45% to 13.67%	0.87%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2015	3,448	$37.02 to $38.07	$128,886	0.90% to 1.10%	-3.71% to -3.52%	0.99%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2014	3,503	$38.45 to $39.46	$135,949	0.90% to 1.10%	13.85% to 14.08%	0.75%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2013	3,511	$33.77 to $34.59	$119,730	0.90% to 1.10%	30.86% to 31.12%	1.03%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2017	6,061	$17.53 to $18.08	$107,716	0.90% to 1.10%	2.53% to 2.73%	2.37%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2016	7,035	$17.10 to $17.60	$121,647	0.90% to 1.10%	4.06% to 4.26%	2.25%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2015	8,420	$13.24 to $16.88	$139,071	0.90% to 1.10%	-3.77% to -3.57%	4.01%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2014	9,093	$13.76 to $17.50	$155,990	0.90% to 1.10%	1.97% to 2.17%	1.41%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2013	13,374	$13.49 to $17.13	$224,870	0.90% to 1.10%	-10.21% to -10.03%	1.43%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2017	7,094	$18.33 to $18.90	$131,881	0.90% to 1.10%	3.80% to 4.00%	2.02%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2016	7,571	$17.66 to $18.17	$135,463	0.90% to 1.10%	1.57% to 1.77%	2.08%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2015	7,309	$17.39 to $17.86	$128,788	0.90% to 1.10%	-0.62% to -0.43%	4.79%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2014	8,761	$17.50 to $17.93	$155,392	0.90% to 1.10%	3.15% to 3.35%	2.18%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2013	11,206	$16.96 to $17.35	$192,765	0.90% to 1.10%	-3.03% to -2.83%	2.13%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2017	2,030	$18.61 to $19.19	$38,338	0.90% to 1.10%	7.45% to 7.66%	1.77%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2016	2,897	$17.32 to $17.82	$50,662	0.90% to 1.10%	2.91% to 3.12%	1.51%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2015	3,355	$13.75 to $17.28	$56,395	0.90% to 1.10%	-5.07% to -4.88%	1.83%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2014	3,465	$14.49 to $18.17	$61,351	0.90% to 1.10%	1.16% to 1.36%	2.35%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Subaccount	2013	6,032	$14.32 to $17.93	$105,899	0.90% to 1.10%	-9.47% to -9.29%	1.07%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2017	1,217	$9.04 to $9.20	$11,148	0.90% to 1.10%	1.04% to 1.24%	11.13%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2016	1,352	$8.95 to $9.09	$12,222	0.90% to 1.10%	13.90% to 14.13%	1.13%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2015	1,343	$7.86 to $7.96	$10,650	0.90% to 1.10%	-26.52% to -26.37%	4.46%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2014	1,364	$10.69 to $10.81	$14,701	0.90% to 1.10%	-19.31% to -19.15%	0.33%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2013	2,187	$13.25 to $13.37	$29,166	0.90% to 1.10%	-15.63% to -15.46%	1.73%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2017	296	$17.76	$5,248	1.10%	20.15%	1.49%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2016	1,157	$14.78	$17,094	1.10%	10.36%	1.21%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2015	1,601	$13.70	$21,577	1.10%	-0.12%	0.18%
Calvert Variable Products, Inc.:	VP S&P 500 Index Subaccount	2014	1,623	$13.71	$21,901	1.10%	9.74% (c)	2.41%
Calvert Variable Series, Inc.:	VP SRI Equity Subaccount	2013	1,644	$12.61	$20,404	1.10%	29.63%	0.07%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2017	2,067	$38.55 to $39.68	$80,523	0.90% to 1.10%	28.34% to 28.59%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2016	2,077	$30.04 to $30.86	$62,994	0.90% to 1.10%	0.13% to 0.33%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2015	2,232	$30.00 to $30.76	$67,521	0.90% to 1.10%	4.71% to 4.92%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2014	2,732	$28.65 to $29.32	$79,060	0.90% to 1.10%	5.54% to 5.75%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2013	2,945	$27.14 to $27.72	$80,629	0.90% to 1.10%	27.94% to 28.20%	0.00%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2017	398	$28.75	$11,449	0.90%	25.88%	1.10%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2016	398	$22.84	$9,095	0.90%	6.67%	1.41%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2015	398	$21.41	$8,526	0.90%	-3.58%	1.47%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2014	398	$22.20	$8,843	0.90%	6.86%	1.31%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2013	1,104	$20.78	$22,947	0.90%	19.75%	1.73%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2017	3,917	$37.16 to $38.26	$146,638	0.90% to 1.10%	4.23% to 4.44%	0.81%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2016	5,347	$35.65 to $36.63	$192,326	0.90% to 1.10%	19.64% to 19.88%	1.69%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2015	6,039	$29.80 to $30.56	$181,744	0.90% to 1.10%	-12.76% to -12.59%	0.68%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2014	7,457	$34.16 to $34.96	$257,084	0.90% to 1.10%	2.12% to 2.32%	0.12%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2013	8,462	$33.45 to $34.17	$285,475	0.90% to 1.10%	33.29% to 33.55%	0.98%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2017	1,015	$28.61 to $29.45	$29,344	0.90% to 1.10%	4.04% to 4.25%	0.68%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2016	1,033	$27.50 to $28.25	$28,688	0.90% to 1.10%	18.41% to 18.64%	0.72%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2015	1,580	$23.22 to $23.81	$36,894	0.90% to 1.10%	-13.41% to -13.24%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2014	1,608	$26.82 to $27.45	$43,359	0.90% to 1.10%	-4.63% to -4.44%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2013	2,303	$28.12 to $28.72	$65,197	0.90% to 1.10%	19.67% to 19.91%	0.42%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class I Subaccount	2017	4,430	$55.86 to $57.90	$250,605	0.90% to 1.10%	1.99% to 2.19%	1.51%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class I Subaccount	2016	4,656	$54.77 to $56.66	$257,927	0.90% to 1.10%	5.65% to 5.86%	1.30%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class I Subaccount	2015	4,657	$51.84 to $53.53	$244,101	0.90% to 1.10%	1.06% to 1.26%	1.34%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class I Subaccount	2014	4,670	$51.30 to $52.86	$242,053	0.90% to 1.10%	28.31% to 28.56%	1.43%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class I Subaccount	2013	4,647	$39.98 to $41.12	$187,621	0.90% to 1.10%	0.94% to 1.14%	1.08%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Core Plus Fixed Income Class II Subaccount	2017	1,079	$16.70 to $17.19	$18,419	0.90% to 1.10%	4.75% to 4.95%	3.01%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Core Plus Fixed Income Class II Subaccount	2016	886	$15.94 to $16.38	$14,293	0.90% to 1.10%	4.71% to 4.92%	1.35%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Core Plus Fixed Income Class II Subaccount	2015	382	$15.61	$5,968	0.90%	-1.72%	2.94%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Core Plus Fixed Income Class II Subaccount	2014	501	$15.52 to $15.88	$7,920	0.90% to 1.10%	6.39% to 6.61%	2.84%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Core Plus Fixed Income Class II Subaccount	2013	507	$14.59 to $14.90	$7,519	0.90% to 1.10%	-1.66% to -1.47%	3.44%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class II Subaccount	2017	232	$37.91	$8,802	0.90%	1.95%	1.27%

Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class II Subaccount	2016	232	$37.18	$8,634	0.90%	5.60%	1.08%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class II Subaccount	2015	232	$35.21	$8,176	0.90%	1.01%	1.15%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class II Subaccount	2014	232	$34.86	$8,094	0.90%	28.27%	1.45%
Morgan Stanley Variable Insurance Fund, Inc.	VIF U.S. Real Estate Class II Subaccount	2013	433	$26.61 to $27.18	$11,657	0.90% to 1.10%	0.64% to 0.84%	0.84%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Growth Class II Subaccount	2017	247	$30.83	$7,605	1.10%	41.27%	0.00%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Growth Class II Subaccount	2016	247	$21.83	$5,392	1.10%	-2.99%	0.00%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Growth Class II Subaccount	2015	247	$22.50	$5,568	1.10%	10.75%	0.00%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Growth Class II Subaccount	2014	248	$20.31	$5,037	1.10%	4.93%	0.00%
Morgan Stanley Variable Insurance Fund, Inc.	VIF Growth Class II Subaccount	2013	248	$19.36	$4,809	1.10%	46.12%	0.21%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2017	1,304	$13.06	$17,025	0.90%	21.63%	1.40%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2016	804	$10.74	$8,628	0.90%	-1.58%	1.18%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2015	821	$10.91	$8,959	0.90%	-3.48%	1.28%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2014	839	$11.30	$9,481	0.90%	-0.80%	1.24%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2013	1,270	$11.22 to $11.40	$14,397	0.90% to 1.10%	17.43% to 17.66%	1.05%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	1,494	$12.24 to $12.38	$18,412	0.90% to 1.10%	8.64% to 8.85%	3.82%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	1,566	$11.27 to $11.38	$17,744	0.90% to 1.10%	10.30% to 10.52%	0.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2015	1,722	$10.22 to $10.29	$17,675	0.90% to 1.10%	-5.44% to -5.25%	3.94%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2014	1,574	$10.81 to $10.86	$17,061	0.90% to 1.10%	4.56% to 4.77%	0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2013	1,635	$10.33 to $10.37	$16,933	0.90% to 1.10%	0.31% to 0.51%	1.51%
Franklin Templeton Variable Insurance Products Trust:	Franklin Income VIP Class 2 Subaccount	2017	9,465	$18.59 to $19.04	$179,212	0.90% to 1.10%	8.48% to 8.70%	4.23%
Franklin Templeton Variable Insurance Products Trust:	Franklin Income VIP Class 2 Subaccount	2016	11,421	$17.14 to $17.52	$198,971	0.90% to 1.10%	12.78% to 13.01%	4.96%
Franklin Templeton Variable Insurance Products Trust:	Franklin Income VIP Class 2 Subaccount	2015	12,030	$15.19 to $15.50	$185,477	0.90% to 1.10%	-8.07% to -7.88%	4.72%
Franklin Templeton Variable Insurance Products Trust:	Franklin Income VIP Class 2 Subaccount	2014	14,659	$16.53 to $16.83	$245,371	0.90% to 1.10%	3.48% to 3.68%	5.01%
Franklin Templeton Variable Insurance Products Trust:	Franklin Income VIP Class 2 Subaccount	2013	14,517	$15.97 to $16.23	$234,576	0.90% to 1.10%	12.70% to 12.92%	6.45%
Franklin Templeton Variable Insurance Products Trust:	Franklin Flex Cap Growth VIP Class 2 Subaccount	2017	997	$21.37 to $21.89	$21,638	0.90% to 1.10%	25.56% to 25.81%	0.00%
Franklin Templeton Variable Insurance Products Trust:	Franklin Flex Cap Growth VIP Class 2 Subaccount	2016	1,015	$17.02 to $17.40	$17,534	0.90% to 1.10%	-3.94% to -3.75%	0.00%
Franklin Templeton Variable Insurance Products Trust:	Franklin Flex Cap Growth VIP Class 2 Subaccount	2015	1,022	$17.71 to $18.08	$18,366	0.90% to 1.10%	3.23% to 3.43%	0.00%
Franklin Templeton Variable Insurance Products Trust:	Franklin Flex Cap Growth VIP Class 2 Subaccount	2014	1,379	$17.16 to $17.48	$23,912	0.90% to 1.10%	4.95% to 5.16%	0.00%
Franklin Templeton Variable Insurance Products Trust:	Franklin Flex Cap Growth VIP Class 2 Subaccount	2013	1,402	$16.35 to $16.62	$23,144	0.90% to 1.10%	35.99% to 36.26%	0.00%
Franklin Templeton Variable Insurance Products Trust:	Templeton Foreign VIP Class 2 Subaccount	2017	2,806	$15.35 to $15.72	$43,308	0.90% to 1.10%	15.43% to 15.65%	2.57%
Franklin Templeton Variable Insurance Products Trust:	Templeton Foreign VIP Class 2 Subaccount	2016	2,807	$13.30 to $13.60	$37,513	0.90% to 1.10%	6.01% to 6.22%	1.93%
Franklin Templeton Variable Insurance Products Trust:	Templeton Foreign VIP Class 2 Subaccount	2015	3,308	$12.54 to $12.80	$41,783	0.90% to 1.10%	-7.51% to -7.33%	3.10%
Franklin Templeton Variable Insurance Products Trust:	Templeton Foreign VIP Class 2 Subaccount	2014	3,876	$13.56 to $13.81	$52,956	0.90% to 1.10%	-12.10% to -11.92%	1.93%
Franklin Templeton Variable Insurance Products Trust:	Templeton Foreign VIP Class 2 Subaccount	2013	3,681	$15.43 to $15.68	$57,145	0.90% to 1.10%	21.63% to 21.87%	2.36%
Franklin Templeton Variable Insurance Products Trust:	Franklin Founding Funds Allocation VIP Class 4 Subaccount	2017	1,203	$14.64 to $14.93	$17,793	0.90% to 1.10%	10.57% to 10.79%	2.52%
Franklin Templeton Variable Insurance Products Trust:	Franklin Founding Funds Allocation VIP Class 4 Subaccount	2016	1,203	$13.24 to $13.47	$16,084	0.90% to 1.10%	11.69% to 11.91%	4.03%
Franklin Templeton Variable Insurance Products Trust:	Franklin Founding Funds Allocation VIP Class 4 Subaccount	2015	642	$12.04	$7,731	0.90%	-7.08%	2.75%
Franklin Templeton Variable Insurance Products Trust:	Franklin Founding Funds Allocation VIP Class 4 Subaccount	2014	642	$12.96	$8,320	0.90%	1.83%	2.68%
Franklin Templeton Variable Insurance Products Trust:	Franklin Founding Funds Allocation VIP Class 4 Subaccount	2013	642	$12.72	$8,170	0.90%	22.58%	10.46%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2017	2,611	$19.12 to $19.57	$50,275	0.90% to 1.10%	15.09% to 15.31%	0.50%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2016	2,566	$16.62 to $16.97	$42,917	0.90% to 1.10%	14.72% to 14.95%	0.25%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2015	2,513	$14.48 to $14.76	$36,618	0.90% to 1.10%	-9.52% to -9.34%	0.39%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2014	2,463	$16.01 to $16.28	$39,640	0.90% to 1.10%	12.32% to 12.54%	0.76%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2013	2,186	$14.25 to $14.47	$31,319	0.90% to 1.10%	35.22% to 35.49%	0.94%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2017	4,160	$16.38 to $16.66	$69,125	0.90% to 1.10%	16.99% to 17.22%	1.52%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2016	4,875	$14.00 to $14.21	$69,060	0.90% to 1.10%	-3.63% to -3.44%	0.59%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2015	6,224	$14.53 to $14.72	$91,285	0.90% to 1.10%	-9.34% to -9.16%	0.37%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2014	9,272	$16.02 to $16.20	$149,941	0.90% to 1.10%	-6.30% to -6.11%	0.49%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2013	9,334	$17.10 to $17.26	$160,858	0.90% to 1.10%	23.77% to 24.02%	1.21%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2017	1,177	$10.81 to $11.00	$12,865	0.90% to 1.10%	1.85% to 2.05%	0.13%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2016	1,254	$10.62 to $10.78	$13,435	0.90% to 1.10%	22.46% to 22.71%	0.69%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2015	1,255	$8.67 to $8.78	$10,964	0.90% to 1.10%	-23.24% to -23.09%	0.10%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2014	1,302	$11.29 to $11.42	$14,791	0.90% to 1.10%	-13.98% to -13.81%	0.00%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2013	1,396	$13.13 to $13.25	$18,423	0.90% to 1.10%	6.63% to 6.84%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2017	3,725	$33.70 to $34.28	$127,673	0.90% to 1.10%	30.68% to 30.94%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2016	2,323	$25.79 to $26.18	$60,785	0.90% to 1.10%	0.44% to 0.64%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2015	3,104	$25.67 to $26.02	$80,670	0.90% to 1.10%	-3.94% to -3.75%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2014	3,108	$26.73 to $27.03	$83,938	0.90% to 1.10%	1.79% to 1.99%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2013	2,923	$26.26 to $26.50	$77,454	0.90% to 1.10%	54.69% to 54.99%	0.00%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2017	468	$21.89 to $22.42	$10,369	0.90% to 1.10%	17.88% to 18.11%	1.66%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2017	473	$22.11	$10,465	1.10%	13.59%	1.42%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2016	473	$19.46	$9,215	1.10%	11.77%	1.60%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2015	474	$17.41	$8,246	1.10%	-3.92%	1.48%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2014	474	$18.13	$8,585	1.10%	10.49%	23.99%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	327	$13.12	$4,292	1.10%	12.83%	1.54%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	327	$11.62	$3,807	1.10%	-1.29%	1.20%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2015	328	$11.78	$3,859	1.10%	-6.30%	1.02%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2014	328	$12.57	$4,121	1.10%	5.53%	1.52%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2013	328	$11.91	$3,908	1.10%	17.08%	0.98%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2017	1,771	$14.54 to $14.71	$25,943	0.90% to 1.10%	16.83% to 17.06%	4.09%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2016	1,942	$12.45 to $12.56	$24,306	0.90% to 1.10%	6.52% to 6.73%	5.23%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2015	2,295	$11.69 to $11.77	$26,913	0.90% to 1.10%	-8.56% to -8.38%	4.28%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2014	2,340	$12.78 to $12.85	$29,985	0.90% to 1.10%	2.78% to 2.98%	3.60%
Federated Insurance Series:	Managed Volatility Fund II Subaccount	2013	1,198	$12.44	$14,902	1.10%	20.42%	2.90%

Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2016	4,209	$11.13	$46,864	0.90%	5.28%	1.30%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2015	4,209	$10.58	$44,515	0.90%	-5.35%	1.23%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2014	4,209	$11.17	$47,031	0.90%	2.14%	0.94%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2013	4,209	$10.94	$46,046	0.90%	6.97%	0.78%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	493	$12.65	$6,238	1.10%	12.61%	1.62%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	493	$11.24	$5,543	1.10%	5.16%	1.51%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	494	$10.69	$5,275	1.10%	-7.38%	1.33%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2014	494	$11.54	$5,699	1.10%	1.69%	1.01%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2013	494	$11.35	$5,608	1.10%	11.17%	0.78%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2017	1,593	$13.10 to $13.25	$21,057	0.90% to 1.10%	13.08% to 13.31%	1.78%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2016	1,708	$11.58 to $11.69	$19,938	0.90% to 1.10%	2.24% to 2.44%	0.58%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2015	1,831	$11.33 to $11.41	$20,870	0.90% to 1.10%	-2.37% to -2.18%	0.64%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2014	1,956	$11.60 to $11.67	$22,799	0.90% to 1.10%	3.07% to 3.28%	0.38%
AB Variable Product Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2013	2,086	$11.26 to $11.30	$23,547	0.90% to 1.10%	10.71% to 10.93%	0.47%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2017, 2016 and 2015

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have not been able to determine the specific year that we began serving as the Company’s auditor, however, we are aware that we have served as the Company’s auditor since at least 1995.

Columbus, OH

March 26, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2017 and 2016

(Dollars in thousands, except share amounts)

Assets	2017	2016
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$8,555,786	7,674,609
Fixed maturity securities on loan	9,419	261,809
Equity securities	33,639	82,454
Equity securities on loan	—	4,258
Trading securities, at fair value:
Fixed maturity securities	1,285	1,509
Equity securities	5	—
Fixed maturity held-to-maturity securities, at amortized cost	1,326,688	1,284,770
Mortgage loans on real estate, net	1,208,696	1,159,432
Real estate, net	24,851	25,604
Policy loans	658,211	573,875
Other long-term investments	112,144	46,893
Short-term investments securities lending collateral	9,681	274,480
Short-term investments	58,069	54,086

Total investments	11,998,474	11,443,779
Cash and cash equivalents	293,383	276,286
Accrued investment income	93,898	90,230
Deferred policy acquisition costs	1,576,403	1,539,379
Reinsurance recoverable	2,449,769	2,636,316
Other assets	274,779	224,376
Federal income tax recoverable	40,310	18,573
Assets held in separate accounts	23,611,918	21,445,741

Total assets	$40,338,934	37,674,680

Liabilities and Equity
Future policy benefits and claims	$12,739,820	11,940,897
Policyholders’ dividend accumulations	36,110	38,108
Other policyholder funds	128,466	117,767
Notes payable (net of unamortized discount and debt issuance costs of $3,674 in 2017and $3,871 in 2016)	306,825	306,629
Deferred federal income taxes	317,896	566,186
Other liabilities	424,850	430,782
Payables for securities lending collateral	9,681	274,480
Liabilities related to separate accounts	23,611,918	21,445,741

Total liabilities	37,575,566	35,120,590

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	176,473	108,752
Retained earnings	2,288,819	2,147,262

Total stockholder’s equity	2,763,368	2,554,090

Total liabilities and equity	$40,338,934	37,674,680

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Revenues:
Traditional life insurance premiums	$708,481	565,954	479,730
Annuity premiums and charges	320,036	288,255	297,322
Universal life policy charges	150,626	154,142	138,816
Accident and health insurance premiums	17,994	16,953	16,337
Investment management fees	28,626	16,209	15,742
Change in value of trading securities	(57)	(42)	(136)
Net investment income	480,375	464,058	462,218
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(4,778)	(826)	(8,208)
Portion of impairment losses recognized in other comprehensive income (loss)	(11,349)	(7,167)	(2,305)

Net other-than-temporary impairment losses on securities recognized in earnings	(16,127)	(7,993)	(10,513)
Realized gains, excluding other-than-temporary impairment losses on securities	2,595	6,249	11,405

Total investment (losses) gains	(13,532)	(1,744)	892
Derivative instruments	(14,868)	(23,264)	(2,556)
Other income	102,054	98,376	108,425

	1,779,735	1,578,897	1,516,790

Benefits and expenses:
Benefits and claims	1,163,955	290,449	746,614
Provision for policyholders’ dividends on participating policies	97,540	85,725	74,233
Amortization of deferred policy acquisition costs	159,620	189,825	151,747
Commissions, net	167,313	136,221	137,509
Other operating costs and expenses	246,160	237,180	237,896

	1,834,588	939,400	1,347,999

(Loss) income before income taxes	(54,853)	639,497	168,791

Income taxes:
Current (benefit) expense	(30,393)	(7,354)	13,170
Deferred (benefit) expense	(270,182)	166,999	25,978

	(300,575)	159,645	39,148

Net income	$245,722	479,852	129,643

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2017
Net income	$			245,722
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(3,621)	(4,326)	(7,947)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		94,525	16,448	110,973
Deferred acquisition costs		(26,819)	(3,331)	(30,150)
Future policy benefits and claims		(2,833)	(341)	(3,174)
Other policyholder funds		8,863	(617)	8,246
Less:
Net gains on securities available-for-sale realized during the period		16,121	(3,385)	12,736
Amortization of pension and other post-retirement benefits		(3,176)	667	(2,509)

Total other comprehensive income including tax reform adjustment		57,170	10,551	67,721
Stranded tax effects of the tax reform rate change, net[1]		—	(34,165)	(34,165)

Total other comprehensive income		57,170	(23,614)	33,556

Total comprehensive income				$279,278

2016
Net income	$			479,852
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(10,599)	3,710	(6,889)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		49,667	(17,476)	32,191
Deferred acquisition costs		(5,038)	1,763	(3,275)
Future policy benefits and claims		(1,198)	419	(779)
Other policyholder funds		8,885	(3,110)	5,775
Less:
Net gains on securities available-for-sale realized during the period		5,574	(1,951)	3,623
Amortization of pension and other post-retirement benefits		(2,691)	942	(1,749)

Total other comprehensive income		38,834	(13,685)	25,149

Total comprehensive income				$505,001

2015
Net income	$			129,643
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		(1,417)	496	(921)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(226,731)	79,647	(147,084)
Deferred acquisition costs		72,497	(25,374)	47,123
Future policy benefits and claims		8,526	(2,984)	5,542
Less:
Net gains on securities available-for-sale realized during the period		7,758	(2,715)	5,043
Amortization of pension and other post-retirement benefits		(2,171)	760	(1,411)

Total other comprehensive loss		(152,712)	53,740	(98,972)

Total comprehensive income				$30,671

1. As a result of the Tax Cuts and Jobs Act (tax reform) and in conjunction with the adoption of Accounting Standards Update (ASU) 2018-02, Income Statement – Reporting Comprehensive Income, Reclassifications of Certain Tax Effects from Accumulated Other Comprehensive Income, the Company applied new tax rates to the components of Other Comprehensive Income driven by the change in Accumulated Other Comprehensive Income and identified the stranded tax effects of the tax reform rate change in a single line in this table. See Note 4.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2014	$10,000	288,076	182,575	1,702,767	2,183,418
Dividends to stockholder	—	—	—	(90,000)	(90,000)
Comprehensive income:
Net income	—	—	—	129,643	129,643
Other comprehensive loss	—	—	(98,972)	—	(98,972)

Total comprehensive income					30,671

Balance, December 31, 2015	10,000	288,076	83,603	1,742,410	2,124,089
Dividends to stockholder	—	—	—	(75,000)	(75,000)
Comprehensive income:
Net income	—	—	—	479,852	479,852
Other comprehensive income	—	—	25,149	—	25,149

Total comprehensive income					505,001

Balance, December 31, 2016	10,000	288,076	108,752	2,147,262	2,554,090
Tax reform adjustment	—	—	34,165	(34,165)	—
Dividends to stockholder	—	—	—	(70,000)	(70,000)
Comprehensive income:
Net income	—	—	—	245,722	245,722
Other comprehensive income	—	—	33,556	—	33,556

Total comprehensive income					279,278

Balance, December 31, 2017	$10,000	288,076	176,473	2,288,819	2,763,368

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Cash flows from operating activities:
Net income	$245,722	479,852	129,643
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	172	934	2,422
Interest credited to policyholder account values	225,658	224,183	223,446
Universal life and investment-type product policy fees	(399,096)	(381,643)	(358,784)
Capitalization of deferred policy acquisition costs	(231,846)	(244,760)	(238,576)
Amortization of deferred policy acquisition costs	159,620	189,825	151,747
Amortization and depreciation	11,817	7,499	8,107
Net realized losses on investments and derivative instruments	28,400	25,008	1,664
Change in value of trading securities	57	42	136
Deferred federal income tax (benefit) expense	(270,182)	166,999	25,978
Increase in accrued investment income	(3,668)	(3,455)	(1,340)
Decrease (increase) in other assets and reinsurance recoverable	99,551	(741,357)	(251,340)
Increase in policyholder liabilities	532,138	687,910	593,049
Increase in policyholders’ dividend accumulations and other funds	13,542	5,812	17,131
(Decrease) increase in federal income tax recoverable	(21,737)	(9,081)	19,121
Increase in other liabilities	16,181	17,354	92,793
Other, net	(6,406)	372	(102)

Net cash provided by operating activities	399,923	425,494	415,095

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	172,026	145,018	187,339
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	790,736	606,275	533,888
Proceeds from sale of available-for-sale equity securities	15,055	7,888	4,225
Proceeds from maturity of fixed maturity held-to-maturity securities	47,749	35,800	31,000
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities	71,456	75,974	126,372
Proceeds from repayment of mortgage loans on real estate	205,000	195,250	186,849
Proceeds from sale of real estate	—	436	—
Cost of fixed maturity available-for-sale securities acquired	(1,515,212)	(1,486,153)	(1,163,163)
Cost of available-for-sale equity securities acquired	(3,028)	(6,428)	(3,000)
Cost of fixed maturity held-to-maturity securities acquired	(172,597)	(185,231)	(146,008)
Cost of mortgage loans on real estate acquired	(254,894)	(183,395)	(185,581)
Cost of real estate acquired	(11)	—	(3,396)
Derivative payments, net	(15,057)	(15,735)	(3,572)
Change in payables for securities lending collateral, net	(264,799)	84,323	(46,728)
Net (increase) decrease in short-term investments	(3,983)	(15,216)	6,847
Change in policy loans, net	(84,336)	(73,678)	(55,995)
Change in other long-term invested assets, net	(51,370)	(38,583)	(17,886)

Net cash used in investing activities	(1,063,265)	(853,455)	(548,809)

Cash flows from financing activities:
Universal life and investment product account deposits	1,853,270	2,302,207	2,728,374
Universal life and investment product account withdrawals	(1,367,630)	(1,805,519)	(2,439,295)
Dividends paid to parent	(70,000)	(75,000)	(90,000)

Net cash provided by financing activities	415,640	421,688	199,079

Net (decrease) increase in cash and cash equivalents	(247,702)	(6,273)	65,365
Cash and cash equivalents, beginning of year	550,766	557,039	491,674

Cash and cash equivalents, end of year	$303,064	550,766	557,039

Supplemental disclosures:
Federal income tax paid (received)	$9,491	(196)	(7,842)
Interest paid on notes payable	22,011	22,011	22,011

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as “ONLIC” or the “Company”.

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health (disability) insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, disability, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts, fixed annuity contracts and fixed indexed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments and valuation of embedded derivatives. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims, other policyholder funds and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity and equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 16 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company investment, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 39 years and the estimated useful life for building improvements is 5 to 15 years. The estimated useful life for real estate held for investment is 17 to 39 years and the estimated useful life for building improvements is 15 to 16 years. Real estate, net also includes land which is carried at cost.

The Company occupies less than 50% of buildings held for company investment.

The cost basis of the real estate and building improvements was $22,142 and $22,427 at December 31, 2017 and 2016, respectively. Accumulated depreciation was $2,542 and $1,778 at December 31, 2017 and 2016, respectively. Related depreciation expense was $764, $492 and $655 for the years ended December 31, 2017, 2016 and 2015, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $5,252 at December 31, 2017 and 2016.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

Other Long Term Investments

Venture capital partnerships are carried on the equity method basis.

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that are sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the remaining derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchased a foreign currency swap that meets the criteria for hedge accounting as a cash flow hedge. The swap instrument is carried at estimated fair value in other long-term investments or other liabilities. Changes in the estimated fair value of the swap are recorded in other comprehensive income in the consolidated balance sheets.

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company sells variable annuities and fixed indexed annuities, issues certain insurance products and investment contracts, and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including securities lending collateral and reverse repurchase agreements) to be cash equivalents.

(f)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.3%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.0% or in excess of 15.0% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income. See Note 9 for further information on the DAC unlocking adjustment made in 2016.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception; and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(g)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company accounts for such agreements using deposit accounting. See Note 11 for additional reinsurance disclosures.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $2,449,769 and $2,636,316 as of December 31, 2017 and 2016, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(h)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 5 years for equipment. The cost basis of the equipment was $29,722 and $27,046 and $24,354 at December 31, 2017 and 2016, respectively. Accumulated depreciation of equipment was $18,545 and $15,239 at December 31, 2017 and 2016, respectively. Related depreciation expense was $2,056, $1,416 and $1,190 for the years ended December 31, 2017, 2016 and 2015, respectively.

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 2 to 12 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $2,261 and $4,656 at December 31, 2017 and 2016, respectively. Accumulated amortization of computer software and hardware was $1,920 and $3,481 at December 31, 2017 and 2016, respectively. Related amortization expense was $301, $1,132 and $969 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $88 and $775 of capital projects in process recorded in other assets at December 31, 2017 and 2016, respectively.

(i)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

Goodwill and intangible assets are assets acquired by the Company as a result of acquisitions in prior years of the NSLAC entity. The Company has $755 of goodwill recorded in other assets at December 31, 2017 and 2016.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2017 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(j)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(k)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies, guaranteed investment contracts and fixed indexed annuities. Universal life insurance products include universal life, variable universal life, indexed universal life and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(m)	Other Income

The Company earns sales load fees on the sale of variable, fixed and fixed indexed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(n)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, fixed deferred annuities, fixed indexed annuities, group annuities, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

Liabilities for disability income policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued. Liabilities for disability income policies on claims are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates, depending on the year the claim was incurred.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company refers to the total of these five types, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(o)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 12.3%, 11.3% and 10.5% of the Company’s ordinary life insurance in force as of December 31, 2017, 2016 and 2015, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable statutory surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(p)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. United States Department of the Treasury (“Treasury”) regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013. CMGO met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act. See Note 4 for a description of the new tax law.

(q)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(s)	Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the public entity requirements when adopting new accounting standards.

Adoption of New Accounting Pronouncements

In February 2018, the Company early adopted Accounting Standards Update (“ASU”) 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This guidance gives financial statement preparers an option to reclassify stranded tax effects within AOCI to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The guidance also requires disclosure of (1) a description of the accounting policy for releasing income tax effects from AOCI, (2) whether the company elected to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act, and (3) information about the other income tax effects that are reclassified. The Company chose to early adopt this standard effective for the year ended December 31, 2017. As a result of adoption, ($34,165) was reclassified from AOCI to retained earnings.

In January 2017, the Company adopted ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. The guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity (“VIE”) by changing how a reporting entity that is the controlling decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this guidance did not impact the Company’s consolidated financial statements.

In January 2017, the Company adopted ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements.

In January 2016, the Company adopted ASU 2015-09, Financial Services – Insurance (Topic 944): Disclosures about Short-Duration Contracts. This guidance requires insurance entities to provide users of financial statements with additional information, in the form of comparative disclosures, regarding initial claim estimates and subsequent adjustments to those estimates, including the reconciliation of the claim development table to the balance sheet liability, the methodologies used in estimating claims, and the timing and frequency of claims. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This guidance removes the requirement to categorize all investments for which fair value is measured using the

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs were not affected by this guidance. The adoption of this guidance changed the presentation of the Company’s debt issuance costs from other assets to notes payable in the Company’s consolidated financial statements.

In January 2016, the Company adopted ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. The adoption of this guidance did not impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. This guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. Management completed its assessment and concluded that there is no doubt about the entity’s ability to continue as a going concern.

Future Adoption of New Accounting Pronouncements

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance refines, expands and simplifies hedge accounting for financial and nonfinancial risk. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance requires premium on callable debt securities to be amortized to the earliest call date. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. The new guidance is effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This new guidance requires that an employer report the service cost component in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. The new guidance is effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. This new guidance defines in substance nonfinancial assets, and clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment effective for annual periods beginning after January 1, 2020 which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance will not have any impact on the Company’s consolidated financial statements, except for expanded disclosures.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires entities to immediately recognize the income tax consequences of intercompany asset transfers. This new guidance permits early adoption. Management does not expect that this guidance will have a material impact on the financial statements.

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In August 2016, the FASB issued new guidance on cash flow statement presentation, ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new guidance is effective for fiscal years beginning after December 15, 2017, and should be applied retrospectively to all periods presented. Early adoption is permitted. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments, ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses would be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. Early adoption is permitted. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, the Company may adopt the new standard either using the full retrospective approach or a modified retrospective approach with a

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

cumulative catch-up adjustment. The Company’s implementation efforts include the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The Company does not expect a material impact on the consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through March 26, 2018, the date that the consolidated financial statements were available to be issued.

For the period January 2, 2018 through early April 2018, ONLIC will be offering certain policyholders of the GMIB rider on their variable annuity the opportunity to exchange that policy and associated rider for a fixed indexed annuity policy with an enhanced GLWB rider. It is anticipated that in excess of $375 million in account value will be exchanged under this program.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act (the “Act”). Under FASB ASC Topic 740, Income Taxes, the effects of new legislation are recognized upon enactment, which, for federal legislation, is the date the President signs a bill into law.

The effects of the U.S. tax reform were reflected in the 2017 consolidated financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (“SAB 118”). SAB 118 provides guidance on accounting for the effects of the U.S. tax reform where determinations are incomplete, but the Company is able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform. The provisional amount applies to other potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform, which are subject to change.

The Act reduces the corporate income tax rate to 21 percent (previously 35 percent), effective January 1, 2018, for all corporations. The effects of the new legislation are recognized by adjusting the Company’s deferred tax assets (“DTAs”) and/or deferred tax liabilities (“DTLs”) as of December 31, 2017. The effects of changes in tax laws or rates on DTAs or DTLs are allocated to continuing operations and are reflected in the tax rate reconciliation in Note 14.

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company made an election to reclassify the income tax effects of the Act from AOCI to retained earnings in its 2017 consolidated financial statements. The reclassification only includes impacts of the tax rate change from 35% to 21%. The Company’s policy was to reclassify the full impact in the first year. There was no valuation allowance associated with these AOCI balances.

See Note 14 for disclosures relating to taxes in the consolidated financial statements.

The U.S. Department of Labor (“DOL”) adopted new regulations (the “Rule”), applicable on June 9, 2017, which impose a heightened fiduciary duty standard of care when an advisor recommends the sale of investment or insurance products/services to 401(k) plans sold to employers, individual annuities sold to policyholders for their 401(k) plans as well as individual retirement accounts (“IRAs”). During the course of re-examining the Rule, the DOL determined that a transitional version of the Rule would go into effect for 18 months, from June 9, 2017 until July 1, 2019, with the Impartial Conduct Standard and relaxed Exemption requirements for 84-24 and Best Interest Contract Exemption (“BICE”). The DOL issued a Request for Information (RFI) seeking comment on changes/improvements to the Rule. The DOL has had the opportunity to review the comments and recently sent the final Rule to the Office of Management & Budget (OMB) for review. No clear date on final implementation is available at this time.

This regulation, if left unchanged, will negatively impact our Retirement Plan sales and our sales of individual annuities to 401(k) plan participants and IRA holders, which could negatively impact our business, results of operations or financial condition.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 13% of total individual annuity reserves as of December 31, 2017 and 2016. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans and the credit quality of reinsurers and derivative counterparties, as well as, in many cases, requiring collateral, lines of credit or assets in trust to manage credit exposure.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders as well as fixed indexed annuity and indexed universal life contracts. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and	Adjustment to:
	other post-	Future policy	Other	Deferred
	retirement	benefits and	policyholder	acquisition	Unrealized
	benefits	claims	funds	costs	gains (losses)	Total
December 31, 2015	$(18,475)	(3,566)	—	(38,338)	143,982	83,603
Other comprehensive (loss) income before reclassifications	(6,889)	(779)	5,775	(3,275)	32,191	27,023
Amounts reclassified from accumulated other comprehensive income	1,749	—	—	—	(3,623)	(1,874)

Change	(5,140)	(779)	5,775	(3,275)	28,568	25,149

December 31, 2016	$(23,615)	(4,345)	5,775	(41,613)	172,550	108,752
Other comprehensive (loss) income before reclassifications	(7,947)	(3,174)	8,246	(30,150)	110,973	77,948
Amounts reclassified from accumulated other comprehensive income	2,509	—	—	—	(12,736)	(10,227)

Change	(5,438)	(3,174)	8,246	(30,150)	98,237	67,721

December 31, 2017	$(29,053)	(7,519)	14,021	(71,763)	270,787	176,473

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2017	2016	Consolidated statements of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$128	128	Other operating costs and expenses
Actuarial losses	(3,304)	(2,819)	Other operating costs and expenses

	(3,176)	(2,691)	Loss before income taxes
	667	942	Income tax current benefit

	(2,509)	(1,749)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	16,121	5,574	Realized gains, excluding other-than-temporary impairment losses on securities

	(3,385)	(1,951)	Income tax current (benefit) expense

	12,736	3,623	Net gain

Total reclassification for the year	$10,227	1,874	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, private placement, equity, derivative, securities lending collateral and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed securities, and reinsurance contracts and embedded derivatives associated with living benefit contracts.

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,235	50,174	—	65,409
Obligations of states and political subdivisions	—	1,028,841	—	1,028,841
Debt securities issued by foreign governments	—	17,870	—	17,870
Corporate	—	5,108,379	4,962	5,113,341
Asset-backed	—	1,160,618	14,924	1,175,542
Mortgage-backed	—	1,156,669	7,533	1,164,202
Equity securities	2,969	30,670	—	33,639
Trading securities:
Fixed maturity securities:
Corporate	—	1,201	—	1,201
Asset-backed	—	81	—	81
Mortgage-backed	—	3	—	3
Equity securities	5	—	—	5
Other long-term investments:
Derivative assets:
Equity futures	2,632	—	—	2,632
Equity put options	—	770	—	770
Equity index call options	—	12,911	—	12,911
Swap	—	435	—	435
Swaptions	—	47,099	—	47,099
Short-term investments securities lending collateral	—	9,681	—	9,681
Short-term investments	36,569	21,500	—	58,069
Cash and cash equivalents	245,413	47,970	—	293,383
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,187,888	1,187,888
GLWB reinsurance contracts	—	—	16,550	16,550
GMAB/GMWB embedded derivatives[1]	—	—	31,727	31,727
Assets held in separate accounts	23,611,918	—	—	23,611,918

Total assets	$23,914,741	8,694,872	1,263,584	33,873,197

Liabilities
GMAB/GMWB reinsurance contracts[1]	$—	—	28,589	28,589
GLWB embedded derivatives	—	—	16,550	16,550
Derivative liabilities:
Equity futures	8,798	—	—	8,798
Currency futures	3,914	—	—	3,914
Equity put options	—	1,614	—	1,614
Swap	—	21,490	—	21,490

Total liabilities	$12,712	23,104	45,139	80,955

[1]	All GMAB riders. The balances were negative and thus reclassified as an asset and liability, respectively.

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,472	72,884	—	88,356
Obligations of states and political subdivisions	—	946,955	—	946,955
Debt securities issued by foreign governments	—	9,480	—	9,480
Corporate	—	4,696,274	1,974	4,698,248
Asset-backed	—	959,027	61,142	1,020,169
Mortgage-backed	—	1,167,434	5,776	1,173,210
Equity securities	1,053	85,659	—	86,712
Trading securities:
Fixed maturity securities:
Corporate	—	1,381	—	1,381
Asset-backed	—	121	—	121
Mortgage-backed	—	7	—	7
Other long-term investments:
Derivative assets:
Equity futures	5,359	—	—	5,359
Currency futures	8,961	—	—	8,961
Equity put options	—	11,391	—	11,391
Equity index call options	—	352	—	352
Swap	—	1,415	—	1,415
Swaptions	—	13,159	—	13,159
Short-term investments securities lending collateral	—	274,480	—	274,480
Short-term investments	54,086	—	—	54,086
Cash and cash equivalents	254,787	21,499	—	276,286
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,309,900	1,309,900
GLWB reinsurance contracts	—	—	19,129	19,129
GMAB reinsurance contracts	—	—	5,860	5,860
GMAB/GMWB embedded derivatives[1]	—	—	1,367	1,367
Assets held in separate accounts	21,445,741	—	—	21,445,741

Total assets	$21,785,459	8,261,518	1,405,148	31,452,125

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	5,831	5,831
GLWB embedded derivatives	—	—	19,129	19,129
Derivative liabilities:
Equity futures	9,221	—	—	9,221

Total liabilities	$9,221	—	24,960	34,181

[1]	GMAB riders issued in 2009 and prior. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.
[2]	GMAB riders excluding those issued in 2009 and prior. These reserves remained positive and were classified as a liability.

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2017, 83.4% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 16.6% from the Company’s internal pricing.

Derivative instruments - The Company enters into derivative transactions comprised of equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that are sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity and indexed universal life products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets and liabilities. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments—Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts, commercial paper and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets and commercial paper is considered to be a Level 2 asset.

Reverse repurchase agreements—The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished, reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash and considered to be Level 2 assets. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2017 and 2016, the Company had reverse repurchase agreements outstanding with a total carrying value of $2,000 and $58,500, respectively, recorded as cash and cash equivalents on the consolidated balance sheets. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $2,040 and $59,671 at December 31, 2017 and 2016, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

				Other
	Investments			assets	Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GLWB	GMAB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance	reinsurance	assets
Assets
December 31, 2015	$3,037	79,902	5,914	—	683,947	74,372	12,866	860,038
Net investment gains (losses):
In earnings (realized and unrealized)[1]	67	(194)	(1)	1,367	625,953	(55,243)	(7,006)	564,943
Unrealized in OCI[2]	13	587	61	—	—	—	—	661
Purchases	—	5,000	—	—	—	—	—	5,000
Settlements	(1,206)	(22,967)	(198)	—	—	—	—	(24,371)
Transfers into Level 3	2,000	14,367	—	—	—	—	—	16,367
Transfers out of Level 3	(1,937)	(15,553)	—	—	—	—	—	(17,490)

December 31, 2016	1,974	61,142	5,776	1,367	1,309,900	19,129	5,860	1,405,148
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(8)	(353)	(7)	30,360	(122,012)	(2,579)	(5,860)	(100,459)
Unrealized in OCI[2]	113	(533)	52	—	—	—	—	(368)
Purchases	—	—	7,511	—	—	—	—	7,511
Settlements	—	(2,372)	(23)	—	—	—	—	(2,395)
Transfers into Level 3	4,857	13,871	—	—	—	—	—	18,728
Transfers out of Level 3	(1,974)	(56,831)	(5,776)	—	—	—	—	(64,581)

December 31, 2017	$4,962	14,924	7,533	31,727	1,187,888	16,550	—	1,263,584

Change in unrealized gains (losses):
Still held at December 31:
2016	$67	(145)	(1)	1,367	625,953	(55,243)	(7,006)	564,992

2017	$(8)	(353)	(7)	30,360	(122,012)	(2,579)	(5,860)	(100,459)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB liabilities reclassed as assets due to negative liability balances.

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Future policy
	benefits and claims
	GMAB/	GMAB/	GLWB
	GMWB	GMWB
	reinsurance	embedded	embedded	Total
	contracts	derivatives	derivatives	liabilities
Liabilities
December 31, 2015	$—	(12,800)	(74,372)	(87,172)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	6,969	55,243	62,212

December 31, 2016	—	(5,831)	(19,129)	(24,960)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(28,589)	5,831	2,579	(20,179)

December 31, 2017	$(28,589)	—	(16,550)	(45,139)

Change in unrealized gains (losses):
Still held at December 31:
2016	$—	6,969	55,243	62,212

2017	$(28,589)	5,831	2,579	(20,179)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities					Impact of increase in
	measured at	Valuation	Unobservable	Input/range of	Weighted	input on
	fair value	technique(s)	input description[2]	inputs	average	fair value
2017
Assets:
Reinsurance recoverable:
GMIB reinsurance contracts	1,187,888	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
			Non-performance risk (Credit Spread)	0.13% - 0.30%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GLWB reinsurance contracts	16,550	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GMAB/GMWB embedded derivatives[1]	31,727	# Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities					Impact of increase in
	measured at	Valuation	Unobservable	Input/range of	Weighted	input on
	fair value	technique(s)	input description[2]	inputs	average	fair value
2017
Liabilities:
GMAB/GMWB reinsurance contracts	$28,589	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non-Sys with rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

GLWB embedded derivatives	16,550	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

[1]	GMAB riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.
[2]	Sys = Systematic

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2016
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$40,103	Market pricing	Market prices	24 - 108	94	Increase
Reinsurance recoverable:
GMIB reinsurance contracts	1,309,900	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	0.8% - 3.3%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
			Non-performance risk (Credit Spread)	0.43% - 0.88%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GLWB reinsurance contracts	19,129	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GMAB reinsurance contracts	5,860	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utilization	0%		Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2016
Assets (cont.):
GMAB/GMWB embedded derivatives[1]	1,367	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives	$5,831	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase
GLWB embedded derivatives	19,129	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

[1]	GMAB riders issued in 2009 and prior. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.
[2]	Sys = Systematic
*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2017
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$4,857	1,974
Asset-backed	13,871	56,831
Mortgage-backed	—	5,776
2016
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$2,000	1,937
Asset-backed	14,367	15,553

During the years ended December 31, 2017 and 2016, the Company transferred investments totaling $18,728 and $16,367, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2017 and 2016, the Company transferred investments totaling $64,581 and $17,490, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2017 or 2016. There were no transfers out of Level 1 in 2017 or 2016.

Fair Value Measurement on a Nonrecurring Basis

In 2017 and 2016, the Company impaired three and three fixed maturity held-to-maturity securities, respectively, resulting in a nonrecurring fair value measurement of those securities. During 2017, the Company did not impair any mortgage loans on real estate. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2017
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	750	750	13,050

Total assets	$—	—	750	750	13,050

2016
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	16,900	—	16,900	5,100

Total assets	$—	16,900	—	16,900	5,100

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2017
Assets:
Fixed maturity held-to-maturity securities	$1,326,688	1,367,996	—	1,358,383	9,613
Mortgage loans on real estate	1,208,696	1,217,721	—	—	1,217,721
Policy loans	658,211	722,934	—	—	722,934
Liabilities:
Investment contracts	2,816,506	3,471,943	—	3,471,943	—
Policyholders’ dividend accumulations and other policyholder funds	164,576	164,576	164,576	—	—
Notes payable	306,825	406,024	—	406,024	—
2016
Assets:
Fixed maturity held-to-maturity securities	$1,284,770	1,320,612	—	1,290,679	29,933
Mortgage loans on real estate	1,159,432	1,178,709	—	—	1,178,709
Policy loans	573,875	639,257	—	—	639,257
Liabilities:
Investment contracts	2,412,220	3,245,336	—	3,245,336	—
Policyholders’ dividend accumulations and other policyholder funds	155,875	155,875	155,875	—	—
Notes payable	306,629	371,530	—	371,530	—

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classifies these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturity and equity securities by sector as of December 31 is as follows:

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$59,484	6,000	(75)	65,409	—
Obligations of states and political subdivisions	989,467	42,598	(3,224)	1,028,841	—
Debt securities issued by foreign governments	17,838	126	(94)	17,870	—
Corporate	4,824,513	306,427	(17,599)	5,113,341	—
Asset-backed	1,164,853	15,366	(4,677)	1,175,542	(4,968)
Mortgage-backed	1,149,079	26,176	(11,053)	1,164,202	(24,880)

Total fixed maturity securities	$8,205,234	396,693	(36,722)	8,565,205	(29,848)

Equity securities	$31,625	2,560	(546)	33,639	—

Trading securities:
Fixed maturity securities:
Corporate	$1,149	52	—	1,201	—
Asset-backed	79	2	—	81	—
Mortgage-backed	3	—	—	3	—

Total fixed maturity securities	$1,231	54	—	1,285	—

Equity securities	$5	—	—	5	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$6,778	597	—	7,375	—
Obligations of states and political subdivisions	1,395	270	—	1,665	—
Debt securities issued by foreign governments	1,000	45	—	1,045	—
Corporate	1,302,593	47,217	(7,684)	1,342,126	—
Asset-backed	14,922	863	—	15,785	—

Total held-to-maturity	$1,326,688	48,992	(7,684)	1,367,996	—

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$81,205	7,401	(250)	88,356	—
Obligations of states and political subdivisions	926,990	30,510	(10,545)	946,955	—
Debt securities issued by foreign governments	9,870	—	(390)	9,480	—
Corporate	4,473,070	264,164	(38,986)	4,698,248	—
Asset-backed	1,007,216	21,701	(8,748)	1,020,169	(16,194)
Mortgage-backed	1,159,673	29,199	(15,662)	1,173,210	(25,546)

Total fixed maturity securities	$7,658,024	352,975	(74,581)	7,936,418	(41,740)

Equity securities	$84,340	4,058	(1,686)	86,712	—

Trading securities:
Fixed maturity securities:
Corporate	$1,274	107	—	1,381	—
Asset-backed	116	5	—	121	—
Mortgage-backed	7	—	—	7	—

Total fixed maturity securities	$1,397	112	—	1,509	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$7,512	654	—	8,166	—
Obligations of states and political subdivisions	1,505	311	—	1,816	—
Debt securities issued by foreign governments	1,000	38	—	1,038	—
Corporate	1,264,431	46,424	(12,255)	1,298,600	—
Asset-backed	10,322	670	—	10,992	—

Total held-to-maturity	$1,284,770	48,097	(12,255)	1,320,612	—

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 96.3% and 94.9% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2017 and 2016, respectively.

Investments with a fair value of $15,592 and $16,035 as of December 31, 2017 and 2016, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2017.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$259,100	262,762	228	234	66,236	67,271
Due after one year through five years	1,499,131	1,559,426	924	970	430,978	447,589
Due after five years through ten years	2,861,254	2,947,847	—	—	612,441	628,394
Due after ten years	3,585,749	3,795,170	79	81	217,033	224,742

Total	$8,205,234	8,565,205	1,231	1,285	1,326,688	1,367,996

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2017
U.S. Treasury securities and obligations of U.S. government	$4,796	(75)	—	—	4,796	(75)
Obligations of states and political subdivisions	104,823	(1,218)	84,223	(2,006)	189,046	(3,224)
Debt securities issued by foreign governments	12,282	(94)	—	—	12,282	(94)
Corporate	737,553	(8,863)	361,142	(16,420)	1,098,695	(25,283)
Asset-backed	350,465	(2,740)	78,792	(1,937)	429,257	(4,677)
Mortgage-backed	230,063	(1,719)	277,866	(9,334)	507,929	(11,053)

Total fixed maturity securities	1,439,982	(14,709)	802,023	(29,697)	2,242,005	(44,406)
Equity securities	2,974	(50)	438	(496)	3,412	(546)

Total	$1,442,956	(14,759)	802,461	(30,193)	2,245,417	(44,952)

2016
U.S. Treasury securities and obligations of U.S. government	$17,809	(250)	—	—	17,809	(250)
Obligations of states and political subdivisions	308,803	(10,368)	7,455	(177)	316,258	(10,545)
Debt securities issued by					—	—
foreign governments	9,480	(390)	—	—	9,480	(390)
Corporate	1,272,354	(37,479)	180,986	(13,762)	1,453,340	(51,241)
Asset-backed	413,308	(6,811)	67,290	(1,937)	480,598	(8,748)
Mortgage-backed	537,939	(13,341)	37,234	(2,321)	575,173	(15,662)

Total fixed maturity securities	2,559,693	(68,639)	292,965	(18,197)	2,852,658	(86,836)
Equity securities	17,872	(1,229)	3,476	(457)	21,348	(1,686)

Total	$2,577,565	(69,868)	296,441	(18,654)	2,874,006	(88,522)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	Less than	12 months		Number of
Unrealized losses	12 months	or longer	Total	securities
2017
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(75)	—	(75)	6
Obligations of states and political subdivisions	(1,218)	(2,006)	(3,224)	86
Debt securities issued by foreign governments	(94)	—	(94)	2
Corporate	(8,863)	(16,420)	(25,283)	551
Asset-backed	(2,740)	(1,937)	(4,677)	168
Mortgage-backed	(1,719)	(9,334)	(11,053)	142

Total	$(14,709)	(29,697)	(44,406)	955

2016
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(250)	—	(250)	10
Obligations of states and political subdivisions	(10,368)	(177)	(10,545)	145
Debt securities issued by foreign governments	(390)	—	(390)	1
Corporate	(37,479)	(10,948)	(48,427)	733
Asset-backed	(6,811)	(1,905)	(8,716)	165
Mortgage-backed	(13,341)	(2,248)	(15,589)	160
Below 80%:
Corporate	—	(2,814)	(2,814)	5
Asset-backed	—	(32)	(32)	2
Mortgage-backed	—	(73)	(73)	4

Total	$(68,639)	(18,197)	(86,836)	1,225

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio, and for equity securities, an assessment of near-term recovery and whether the security will recover its amortized cost basis in a reasonable period of time.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security,

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2017 and 2016 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses decreased from December 31, 2016 to December 31, 2017 due to tighter credit spreads. Additionally, unrealized losses declined in certain industry sectors (i.e. energy, oil, mining) due to overall sector recoveries in value. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2017	2016
Commercial mortgage loans	$1,211,727	1,162,373
Valuation allowance	3,031	2,941

Net carrying value	$1,208,696	1,159,432

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 13.2% as of December 31, 2017 and 2016.

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

As of December 31, 2017, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $159,940 and $129,322, respectively. As of December 31, 2016, loans in the states of Texas exceeded 10.0% of the total loan portfolio and had a carrying value of $142,017.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,464 and $2,450 in 2017 and 2016, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2017
0% - 50%	$256,710	95,425	182,903	128,189	43,759	5,011	711,997
50% - 60%	4,671	34,001	65,316	69,723	32,013	1,884	207,608
60% - 70%	274	4,390	91,629	63,733	45,052	1,815	206,893
70% - 80%	—	—	—	25,209	27,134	7,609	59,952
80% and greater	—	—	—	3,394	6,915	11,937	22,246

Total	$261,655	133,816	339,848	290,248	154,873	28,256	1,208,696

2016
0% - 50%	$236,144	81,875	158,377	139,748	47,367	2,579	666,090
50% - 60%	22,949	14,952	55,663	52,749	25,938	7,121	179,372
60% - 70%	—	2,425	61,178	71,448	43,343	4,696	183,090
70% - 80%	1,097	—	10,336	66,069	32,365	—	109,867
80% and greater	—	—	—	5,635	10,808	4,570	21,013

Total	$260,190	99,252	285,554	335,649	159,821	18,966	1,159,432

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2017 or 2016.

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2017	2016
Beginning balance	$2,941	3,289
Provision	124	(30)
Charge-offs	(34)	(318)

Ending balance	$3,031	2,941

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

56

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2017	$2,413	—	—	2,413	1,206,283	1,208,696	—

2016	$1,834	—	—	1,834	1,157,598	1,159,432	—

Performance, Impairment and Foreclosures

At December 31, 2017 and 2016, the Company had no mortgage loans in the process of foreclosure. There were no mortgage loan write-downs in 2017, 2016 or 2015.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2017 and 2016.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

		Unpaid		Average	Interest
	Recorded	principal	Related	recorded	income
	investment	balance	allowance	investment	recognized
2017
With an allowance recorded:
Commercial mortgages	$1,482	1,482	—	1,875	119

2016
With an allowance recorded:
Commercial mortgages	$2,267	2,301	(34)	2,434	159

In 2017 and 2016, the Company sold no mortgage loans to ONFS.

The Company has a mortgage loan receivable from ONFS of $24,002 and $24,717 as of December 31, 2017 and 2016, respectively.

57

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2017	2016
Venture capital partnerships	$—	3,645
FHLB common stock	43,300	—
Derivative instruments	63,847	40,637
Receivable for securities	4,997	2,611

Total	$112,144	46,893

In 2017, the Company sold 2017-2018 New Market Tax Credits associated with venture capital partnerships for proceeds of $2,367. There was a net loss realized on the sale of $723.

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Cincinnati. Through its membership, and by purchasing FHLB stock, the Company can enter into deposit contracts. The Company chose to reclassify the investment in FHLB common stock from common stock to other long-term investments on the consolidated balance sheets as of December 31, 2017.

Securities Lending

As of December 31, 2017 and 2016, the Company received $9,681 and $274,480, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2017 and 2016. As of December 31, 2017 and 2016, the Company had loaned securities with a fair value of $9,419 and $266,068, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

58

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2017	2016	2015
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$350,008	334,206	325,098
Equity securities	2,347	4,150	4,479
Fixed maturity trading securities	88	105	170
Fixed maturity held-to-maturity securities	59,923	63,182	67,487
Mortgage loans on real estate	62,945	65,402	70,039
Real estate	2,349	3,150	3,285
Policy loans	29,020	25,975	22,566
Short-term investments	5,959	2,429	1,547

Total gross investment income	512,639	498,599	494,671
Interest expense	(22,207)	(22,207)	(22,088)
Other investment expenses	(10,057)	(12,334)	(10,365)

Net investment income	$480,375	464,058	462,218

59

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2017	2016	2015
Securities available-for-sale:
Fixed maturity securities	$(755)	3,981	532
Equity securities	1	382	(266)
Fixed maturity trading securities	5	16	—
Fixed maturity held-to-maturity securities	(12,479)	(6,025)	99
Mortgage loans on real estate	(459)	(318)	—
Derivative instruments	(14,868)	(23,264)	(2,556)
Long-term	245	(128)	—

Total realized losses on investments	(28,310)	(25,356)	(2,191)
Change in allowances for mortgage loans on real estate	(90)	348	527

Net realized losses on investments	$(28,400)	(25,008)	(1,664)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $16,127, $7,993 and $10,513 for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, fixed maturity securities with a carrying value of $106,473, which had a cumulative write-down of $32,069 due to OTTI, remained in the Company’s investment portfolio.

60

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total OTTI	Recognized in OCI	Recognized in earnings
2017
Fixed maturity securities:
Obligations of states and political subdivisions	$1,272	443	829
Corporate	15,298	—	15,298
Asset-backed	(11,126)	(11,126)	—
Mortgage-backed	(666)	(666)	—

Total other-than-temporary impairment losses	$4,778	(11,349)	16,127

2016
Corporate	$6,560	—	6,560
Asset-backed	(4,867)	(4,917)	50
Mortgage-backed	(867)	(2,250)	1,383

Total other-than-temporary impairment losses	$826	(7,167)	7,993

2015
Obligations of states and political subdivisions	$843	(538)	1,381
Corporate	5,973	(175)	6,148
Asset-backed	1,805	963	842
Mortgage-backed	(413)	(2,555)	2,142

Total other-than-temporary impairment losses	$8,208	(2,305)	10,513

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

61

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Cumulative credit loss, beginning of year	$60,666	57,290	53,243
New credit losses	12,248	6,803	5,675
Change in credit losses on securities included in the beginning balance	3,879	1,190	4,838

Subtotal	76,793	65,283	63,756
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	44,724	4,617	6,466

Cumulative credit loss, end of year	$32,069	60,666	57,290

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2017	2016	2015
Proceeds from the sale and maturity	$674,250	524,075	663,656

Gross realized gains on the sale and maturity	$12,638	6,507	8,456

Gross realized losses on the sale and maturity	$(10,029)	(2,003)	(1,853)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold one, one and one held-to-maturity securities in 2017, 2016 and 2015, respectively. Proceeds from the sale of those securities were $6,000, $4,150 and $11,000 in 2017, 2016 and 2015, respectively. There were net losses realized on the sale of those securities of $0, $850 and $0 in 2017, 2016 and 2015, respectively.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

62

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Securities available-for-sale:
Fixed maturity securities	$81,577	47,762	(251,152)
Equity securities	(358)	(1,866)	2,650

Change in net unrealized gains	$81,219	45,896	(248,502)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2017	2016	Change
Securities available for sale	$361,985	280,766	81,219
Unrealized losses related to closed block	(26,086)	(20,995)	(5,091)
Unrealized (losses)/gains on derivatives	(295)	(335)	40
Unrealized gains on other invested assets	2,236	—	2,236
Future policy benefits and claims	(9,517)	(6,684)	(2,833)
Other policyholder funds	17,748	8,885	8,863
Deferred policy acquisition costs	(90,839)	(64,020)	(26,819)
Deferred federal income tax provision	(54,386)	(69,930)	15,544

Net unrealized gains	$200,846	127,687	73,159

	2016	2015	Change
Securities available for sale	$280,766	234,870	45,896
Unrealized losses related to closed block	(20,995)	(19,611)	(1,384)
Unrealized (losses)/gains on derivatives	(335)	84	(419)
Future policy benefits and claims	(6,684)	(5,486)	(1,198)
Other policyholder funds	8,885	—	8,885
Deferred policy acquisition costs	(64,020)	(58,982)	(5,038)
Deferred federal income tax provision	(69,930)	(53,477)	(16,453)

Net unrealized gains	$127,687	97,398	30,289

	2015	2014	Change
Securities available for sale	$234,870	483,456	(248,586)
Unrealized losses related to closed block	(19,611)	(33,624)	14,013
Unrealized gains on derivatives	84	—	84
Future policy benefits and claims	(5,486)	(14,012)	8,526
Deferred policy acquisition costs	(58,982)	(131,479)	72,497
Deferred federal income tax provision	(53,477)	(107,481)	54,004

Net unrealized gains	$97,398	196,860	(99,462)

63

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, interest rate swaptions and equity swaps to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB and in fixed indexed annuity and indexed universal life products.

In October 2016, the Company entered into an equity index call option agreement. Under this agreement, three equity index call options will be purchased monthly. The S&P 500 and Russell 2000 options are one year calls. The custom Barclays instrument is a three year call. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In August 2016, the Company entered into an interest rate hedging program. The program entails the monthly purchase of $5 million swaptions over a twelve month period. Each swaption consists of a 5 year option to enter into an interest rate swap on the 10 year swap rate. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In December 2015, the Company entered into an S&P 500 total return swap agreement. The agreement is comprised of $1,000 notional amount at the floating rate of the three month LIBOR rate plus 24 bps against 256.0614 units of the S&P 500 Total Return Index. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings. The agreement terminated on March 9, 2016 and resulted in a gain of $18.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

64

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated balance sheets:

		December 31
Derivatives not designated as		2017	2016
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$—	8,961
Equity futures	Other long-term investments	2,632	5,359
Equity put options	Other long-term investments	770	11,391
Equity index call options	Other long-term investments	12,911	352
Cross currency swap	Other long-term investments	435	1,415
Swaptions	Other long-term investments	47,099	13,159
GMIB reinsurance contracts	Reinsurance recoverable	1,187,888	1,309,900
GLWB reinsurance contracts	Reinsurance recoverable	16,550	19,129
GMAB reinsurance contracts	Reinsurance recoverable	—	5,860
GMAB/GMWB embedded derivatives[1]	Other assets	31,727	1,367

Total		$1,300,012	1,376,893

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$16,550	19,129
GMAB/GMWB embedded derivatives	Future policy benefits and claims	—	5,831
GMAB/GMWB reinsurance contracts[1]	Future policy benefits and claims	28,589	—
Currency futures	Other liabilities	3,914	—
Equity futures	Other liabilities	8,798	9,221
Equity put options	Other liabilities	1,614	—
Equity swaps	Other liabilities	21,490	—

Total		$80,955	34,181

[1]	All GMAB/GMWB riders. These balances were negative and thus reclassified as an asset and liability, respectively.

65

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives
		2017	2016	2015
Currency futures[1]	Net realized gains (losses): derivative instruments	$(1,731)	2,118	1,241
Equity futures[1]	Net realized gains (losses): derivative instruments	(14,295)	(17,426)	(3,396)
Equity put options	Net realized gains (losses): derivative instruments	(411)	(744)	(639)
Equity index call options	Net realized gains (losses): derivative instruments	4,764	21	—
Equity swaps	Net realized gains (losses): derivative instruments	2,175	215	238
Swaptions	Net realized gains (losses): derivative instruments	(5,370)	(7,448)	—
GMIB reinsurance contracts	Benefits and claims	(122,012)	625,953	159,801
GMAB/GMWB embedded derivatives	Benefits and claims	30,360	1,367	(8,734)
GMAB reinsurance contracts	Benefits and claims	(5,860)	(6,949)	15,330
GMAB/GMWB embedded derivatives	Benefits and claims	5,831	6,969	(3,558)
GMAB/GMWB reinsurance contracts	Benefits and claims	(28,589)	—	—
GLWB reinsurance contracts	Benefits and claims	(2,579)	(55,243)	20,520
GLWB embedded derivatives	Benefits and claims	2,579	55,243	(20,520)

Total		$(135,138)	604,076	160,283

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2017 and 2016, a non-affiliated reinsurer held assets in trust with an estimated fair value of $838,861 and $822,336, respectively, and a letter of credit of $169,757 and $240,494, respectively. As of December 31, 2017 and 2016, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,289 and $7,239, respectively, a letter of credit of $400,000 and $365,000, respectively, and funds withheld assets of $28,774 and $115,819, respectively.

66

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2017 and 2016 were as follows:

	2017	2016
Balance - beginning of year	$1,539,379	1,515,379
Acquisition costs deferred	231,846	244,760
Amortization	(168,003)	(215,723)
Unrealized investment (losses) gains	(26,819)	(5,037)

Balance - end of year	$1,576,403	1,539,379

As a result of claims emergence in late 2015 and into 2016, during 2016, the Company performed a holistic review of variable annuity policyholder behavior experience with an emphasis on how the presence of riders such as GMIBs and GLWBs influence that behavior. Based on the results of the experience study, updates were made to assumptions and modeling of partial withdrawals, GLWB utilization, GMIB utilization, GMIB/GLWB claim calculations and full surrenders. In 2017, the Company focused on economic assumptions making updates to the assumed interest rates and the long-term separate account return. Base lapse rates and non-systematic withdrawal rates were also reviewed and updated in 2017.

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 73% and 76% of the total liability for future policy benefits as of December 31, 2017 and 2016, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.3%, 3.4% and 3.6% for the years ended December 31, 2017, 2016 and 2015, respectively. Approximately 39% and 38%, as of December 31, 2017 and 2016, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2017 and 2016, this reserve balance was $35,694 and $33,178, respectively.

67

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

68

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

69

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB”.

70

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2017
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$7,643,732	—	—	3,815,603
Separate account value	$7,243,415	—	—	3,810,456
Net amount at risk [1]	$7,909	—	—	24
Weighted average attained age of contract holders	67	—	—	65

Return of net deposits accrued at a stated rate
Total account value	$1,057,359	—	—	11,670
Separate account value	$1,042,084	—	—	10,658
Net amount at risk [1]	$161,863	—	—	22
Weighted average attained age of contract holders	72	—	—	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$3,292,975	9,235,705	9,676,154	—
Separate account value	$3,278,408	9,118,959	9,650,000	—
Net amount at risk [1]	$87,897	—	—	—
Weighted average attained age of contract holders	69	67	66	—

Return of highest anniversary value
Total account value	$10,933,569	—	—	—
Separate account value	$10,679,974	—	—	—
Net amount at risk [1]	$10,107	—	—	—
Weighted average attained age of contract holders	67	—	—	—

Total
Total account value	$22,927,635	9,235,705	9,676,154	3,827,273
Separate account value	$22,243,881	9,118,959	9,650,000	3,821,114
Net amount at risk [1]	$267,776	—	—	46
Weighted average attained age of contract holders	67	67	66	65

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

71

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2016
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$7,137,673	—	—	3,579,092
Separate account value	$6,712,493	—	—	3,567,807
Net amount at risk [1]	$54,529	—	—	613
Weighted average attained age of contract holders	66	—	—	64

Return of net deposits accrued at a stated rate
Total account value	$1,034,991	—	—	13,572
Separate account value	$1,019,551	—	—	12,539
Net amount at risk [1]	$195,402	—	—	48
Weighted average attained age of contract holders	72	—	—	72

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$3,067,251	8,750,238	8,656,732	—
Separate account value	$3,047,169	8,625,132	8,595,378	—
Net amount at risk [1]	$88,381	—	—	—
Weighted average attained age of contract holders	68	67	65	—

Return of highest anniversary value
Total account value	$9,745,205	—	—	—
Separate account value	$9,447,205	—	—	—
Net amount at risk [1]	$137,580	—	—	—
Weighted average attained age of contract holders	66	—	—	—

Total
Total account value	$20,985,120	8,750,238	8,656,732	3,592,664
Separate account value	$20,226,418	8,625,132	8,595,378	3,580,346
Net amount at risk [1]	$475,892	—	—	661
Weighted average attained age of contract holders	67	67	65	64

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

72

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2017 and 2016.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2017	2016
Mutual funds:
Bond	$6,166,729	5,654,301
Equity	15,140,251	13,626,097
Money market	936,901	946,020

Total	$22,243,881	20,226,418

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	GMDB	GMIB	GLWB	GMAB
Balance at December 31, 2015	$33,284	(364,363)	39	(9)
Incurred claims	12,473	2,956	—	371
Paid claims	(12,473)	(2,956)	—	(371)
Other [1]	2,139	(535,494)	26	(1,387)

Balance at December 31, 2016	$35,423	(899,857)	65	(1,396)

Incurred claims	8,238	5,091	—	137
Paid claims	(8,238)	(5,091)	—	(137)
Other [1]	5,992	157,244	37	(1,741)

Balance at December 31, 2017	$41,415	(742,613)	102	(3,137)

[1]

The components that make up the Other line item above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factors.

The reserve balances in the above table include reserves for both direct and reinsurance ceded balances. As of December 31, 2017, direct G reserves were $860,818, ceded G reserves were $1,565,051 and net G reserves were $(704,233). As of December 31, 2016, direct G reserves were $836,351, ceded G reserves were $1,702,116 and net G reserves were $(865,765). The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 17%, 19% and 20% of gross earned life and accident and health premiums during 2017, 2016 and 2015, respectively.

74

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $311,234 and $342,265 as of December 31, 2017 and 2016, respectively.

Reinsurance agreements that do not transfer significant insurance risk are recorded using deposit accounting. The Company enters into such agreements with an unaffiliated reinsurer. Effective April 1, 2016, the Company entered into an agreement to cede certain whole life blocks of business written between January 1, 2016 and December 31, 2016. Effective January 1, 2017, the Company entered into an additional agreement to cede certain whole life blocks of business written between January 1, 2017 and December 31, 2017. Effective October 1, 2017, these agreements were amended and restated to combine the previous treaties from 2014 through 2016, and add 2017 as well as 2018 prospectively. This combined treaty is accounted for using deposit accounting.

At the inception of each deposit accounting agreement, a risk charge liability was recorded in other liabilities on the consolidated balance sheets, with a corresponding risk charge expense recorded in other operating expenses on the consolidated statements of income. The risk charge liabilities and expenses related to these agreements were $1,405 and $275 at and as of December 31, 2017 and 2016, respectively. There were no such agreements as of December 31, 2015.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMIB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed above. Until July 2014 the Company assumed certain accident and health insurance policies issued by ONLAC. The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO. ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies to MONT. ONLAC cedes certain term life policies to KENW and CMGO. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede term life policies on a yearly renewable term basis to ONLIC.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC.

75

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and individual health total premiums to net premiums for the years ended December 31, were as follows:

	2017	2016	2015
Direct premiums	$912,370	802,858	703,493
Reinsurance assumed - external	1,363	1,593	1,873
Reinsurance assumed - intercompany	234,812	311,233	291,783
Reinsurance ceded - external	(187,258)	(221,544)	(209,300)
Reinsurance ceded - intercompany	(234,812)	(311,233)	(291,783)

Net premiums earned	$726,475	582,907	496,066

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801 recorded as other assets on the consolidated balance sheets.

76

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 recorded as other assets on the consolidated balance sheets.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 recorded as other assets on the consolidated balance sheets.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see Note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to

77

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2017	2016	2015
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$166,296	161,362	152,540
Net realized gains:
Derivative instruments:
FWH under reinsurance	276,426	205,752	33,687
Benefits and claims:
Benefits incurred	6,475	14,788	6,701
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$335,188	353,627	287,952
Cost of reinsurance, 2010 activity	53,416	58,548	37,325
Cost of reinsurance, 2011 activity	30,514	33,588	30,006
Cost of reinsurance, 2013 activity	6,423	6,875	7,332
Policy and contract claims	408	340	444
Other liabilities:
FWH under reinsurance:
Margin account and put options	26,271	102,379	141,583
Unrealized gains (losses) derivative instruments	2,503	13,440	7,982
Premiums payable	13,987	13,697	13,116

78

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2017	2016
Surplus notes 6.875% fixed rate due 2042	$247,203	247,171
5.000% fixed rate due 2031	3,939	3,899
5.800% fixed rate due 2027	5,869	5,855
8.500% fixed rate due 2026	49,814	49,704

Total notes payable	$306,825	306,629

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5.000% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.800% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.500% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

79

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Interest Expense

Total interest expense, including amortization of debt discounts and issuance costs, on all obligations was $22,207, $22,207 and $22,088 during the years ended December 31, 2017, 2016, and 2015, respectively. There was no interest paid to ONFS in 2017, 2016 or 2015. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

In April 2016, ONFS obtained a new $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. ONFS utilized $400,000 and $365,000 of this facility as of December 31, 2017 and 2016, respectively, to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

There was no interest or fees paid on these lines of credit in 2017, 2016 and 2015.

(14)	Income Taxes

The provision for income taxes is as follows:

	2017	2016	2015
Current (benefit) expense	$(30,393)	(7,354)	13,170
Deferred (benefit) expense	(270,182)	166,999	25,978

Provision for income taxes	$(300,575)	159,645	39,148

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

80

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Pre-tax income times U.S. enacted tax rate	$(19,199)	223,824	59,077
Tax-preferred investment income	(43,093)	(62,022)	(23,332)
Transfer pricing	(5,948)	(6,700)	(3,924)
U.S. Tax reform rate change - Non-equity	(203,489)	—	—
U.S. Tax reform rate change - Equity	(34,165)	—	—
Distribution in excess of subsidiary earnings	—	—	4,778
Tax contingencies	(51)	2,298	—
Other, net	5,370	2,245	2,549

Provision for income taxes	$(300,575)	159,645	39,148

Effective tax rate	548.0%	25.0%	23.2%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

As discussed in Note 4, the United States enacted new tax legislation effective January 1, 2018. The effects of the tax rate change on deferred taxes are reflected in the tax rate reconciliation above. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. income tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. Other material provisions of the U.S. tax reform impacting the Company and not effective until January 1, 2018, include, but are not limited to: 1) provisions reducing the dividends received deduction; 2) increasing the tax deferred acquisition cost rates (Tax DAC); 3) modified the tax reserve calculation; and 4) eliminating the corporate alternative minimum tax (AMT).

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2017, 2016 and 2015 tax returns, the Company recognized an income tax benefit of $34,624, $28,136 and $30,435, respectively.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31, utilizing a 21% rate in 2017 and a 35% rate in 2016:

81

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016
Deferred tax assets:
Pension and benefit obligations	$15,480	24,020
Future policy benefits	741,831	1,225,617
Tax credits	38,585	46,946
Other	925	2,964

Total gross deferred tax assets	796,821	1,299,547
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	796,821	1,299,547

Deferred tax liabilities:
Investments	73,222	89,102
Deferred policy acquisition costs	242,255	394,393
Reinsurance recoverable	797,779	1,376,487
Other	1,461	5,751

Total gross deferred tax liabilities	1,114,717	1,865,733

Net deferred tax liability	$317,896	566,186

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2017 and 2016, the Company had no net capital loss carryforwards or valuation allowances recorded. As of December 31, 2017, the Company has $2,247 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2012-2017. As of December 31, 2017, the Company has tax credit carryforwards of $38,585 expiring in years 2019 through 2036. As of December 31, 2016, the Company has tax credit carryforwards of $33,202 expiring in years 2019 through 2036. As of December 31, 2017, the Company has alternative minimum tax credits of $15,334 that now reside in the current tax receivable as a result of tax reform.

82

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(15)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plan

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2017 and 2016.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2017 and 2016.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2017 and 2016.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

83

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2017 and 2016.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2017	2016	2017	2016
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$89,781	76,597	7,918	6,279
Service cost	2,430	2,106	58	75
Interest cost	4,144	4,014	299	379
Actuarial loss (gain)	9,214	9,525	(1,146)	1,396
Benefits paid*	(6,401)	(2,461)	(365)	(211)

Projected benefit obligation at end of year	$99,168	89,781	6,764	7,918

Accumulated benefit obligation	$79,743	73,507

Change in plan assets:
Fair value of plan assets at beginning of year	$60,476	54,273	—	—
Plan sponsor contribution	3,922	4,485	—	—
Actual return on plan assets	8,823	4,031	—	—
Benefits and expenses paid	(6,277)	(2,313)	—	—

Fair value of plan assets at end of year	$66,944	60,476	—	—

Funded status**	$(32,224)	(29,305)	(6,764)	(7,918)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
**	Funded status is recorded in other liabilities in the consolidated balance sheets.

84

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2017
Projected benefit obligation	$81,710	17,458	99,168
Fair value of plan assets	66,944	—	66,944

Funded status	(14,766)	(17,458)	(32,224)

2016
Projected benefit obligation	$76,236	13,545	89,781
Fair value of plan assets	60,476	—	60,476

Funded status	$(15,760)	(13,545)	(29,305)

	Pension benefits		Other benefits
	2017	2016	2017	2016
Amounts recognized in the balance sheet consist of:
Other liabilities	$(32,224)	(29,305)	(6,764)	(7,918)

Amounts recognized in other comprehensive income (loss) arising during the period consist of the following:

	Pension benefits			Other benefits
	2017	2016	2015	2017	2016	2015
Net actuarial loss	$4,766	9,203	220	(1,146)	1,396	1,197

	Pension benefits		Other benefits
	2017	2016	2017	2016
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$36,289	34,789	742	1,927
Prior service credit	—	—	(255)	(383)

Total	$36,289	34,789	487	1,544

85

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2018 are $3,330 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2018 are $45 and $(128), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2017	2016	2015
Components of net periodic benefit cost:
Service cost	$2,430	2,106	2,408
Interest cost	4,144	4,014	3,779
Expected return on plan assets	(4,375)	(3,709)	(3,809)
Amortization of net loss/(gain)	3,265	2,474	2,350

Net periodic benefit cost	$5,464	4,885	4,728

	Other benefits
	2017	2016	2015
Components of net periodic benefit cost:
Service cost	$59	75	44
Interest cost	299	379	220
Amortization of prior service cost	(128)	(128)	(128)
Amortization of net loss/(gain)	39	345	(51)

Net periodic benefit cost	$269	671	85

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2017	2016
Projected benefit obligation	$17,458	89,781
Accumulated benefit obligation	13,812	73,507
Fair value of plan assets	—	60,476

86

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

f)	Assumptions

	Pension benefits		Other benefits
	2017	2016	2017	2016
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.70%	5.30%	4.53%	5.05%
Expected long-term return on plan assets	7.50%	7.00%	—	—
Rate of compensation increase	4.17%	4.08%	4.25%	4.25%
Healthcare cost trend rate assumed for next year	—	—	1.60%	2.56%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	0.80%	1.28%
Year that the rate reaches the ultimate trend rate	—	—	2020	2019
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.15%	4.70%	4.04%	4.53%
Rate of compensation increase	4.16%	4.07%	4.25%	4.25%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2017 service cost and interest cost	$29	(25)
Effect on 2017 other post-retirement benefit obligation	548	(468)

88

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2017	Level 1	Level 2	Level 3	Total
Bond funds	$18,496	—	—	18,496
Equity funds	48,448	—	—	48,448

Total assets	$66,944	—	—	66,944

2016
Bond funds	$18,487	—	—	18,487
Equity funds	41,989	—	—	41,989

Total assets	$60,476	—	—	60,476

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2017 and 2016.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2017 and 2016, $41,198 and $40,422, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

88

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2017	2016
Equity securities	72%	69%
Debt securities	28	31

Total	100%	100%

h)	Cash Flows

(i)	Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2017 and 2016 was $0. The Plan Sponsor contributed $3,922 and $4,485 to the qualified pension plan for the years ended December 31, 2017 and 2016, respectively. No contribution to the qualified pension plan is expected for the 2018 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2018	$7,737	358
2019	8,066	391
2020	9,181	404
2021	8,626	435
2022	9,657	464
2023 – 2027	47,536	2,451

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2017, 2016 and 2015 was $6,875, $7,474 and $6,766, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $2,900, $3,329 and $2,722 in 2017, 2016 and 2015, respectively.

89

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(16)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

90

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017 follows:

	2017	2016
Closed Block liabilities:
Future policy benefits and claims	$599,014	612,794
Policyholders’ dividend accumulations	35,565	37,697
Other policyholder funds	24,391	18,104
Deferred federal income taxes	5,478	7,348
Other liabilities	1,485	1,621

Total Closed Block liabilities	$665,933	677,564

Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $378,831 and $359,592 as of December 31, 2017 and 2016, respectively)	$404,917	380,588
Fixed maturity securities held-to-maturity, at amortized cost	38,299	41,271
Mortgage loans on real estate, net	47,805	73,727
Policy loans	86,076	89,949
Short-term investments	12,696	12,653
Accrued investment income	4,160	4,172
Deferred policy acquisition costs	35,850	38,858
Reinsurance recoverable	1,004	985
Other assets	1,138	968

Total Closed Block assets	$631,945	643,171

Excess of reported Closed Block liabilities over Closed Block assets	$33,988	34,393

Tax reform adjustment	3,652	—
Amounts included in accumulated other comprehensive income:
Unrealized investment gains, net of tax	28,218	22,808
Allocated to policyholder dividend obligation, net of tax	(2,132)	(1,813)

Maximum future earnings to be recognized from
Closed Block assets and liabilities	$63,726	55,388

91

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

	2017	2016	2015
Change in policyholder dividend obligation:
Balance at beginning of year	$37,697	39,510	40,998
Net unrealized investment activity	(2,132)	(1,813)	(1,488)

Balance at end of year	$35,565	37,697	39,510

Closed Block revenues and expenses:
Traditional life insurance premiums	$20,101	22,530	24,568
Net investment income	30,318	32,489	33,012
Net realized gains (losses) on investments	(275)	125	(478)
Benefits and claims	(33,082)	(34,262)	(36,438)
Provision for policyholders’ dividends on participating policies	(8,211)	(9,782)	(11,065)
Amortization of deferred policy acquisition costs	(3,028)	(3,075)	(2,927)
Other operating costs and expenses	(1,927)	(2,111)	(1,663)

Income before federal income taxes	3,896	5,914	5,009

Income tax expense	506	2,308	910

Closed Block net income	$3,390	3,606	4,099

(17) Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2017 or 2016. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting practices as of December 31, 2017 or 2016. NSLAC, a New York domiciled life insurance company, does not have any permitted statutory accounting practices as of December 31, 2017 or 2016.

92

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Surplus and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2017, ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2017, the Company’s total adjusted capital and company action level RBC was $1,182,069 and $215,388, respectively, providing an RBC ratio of 549%. Additionally, as of December 31, 2017, the Company’s authorized control level RBC was $107,694.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $48,308, $(15,535) and $12,085 for the years ended December 31, 2017, 2016 and 2015, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $1,101,550 and $1,082,091 as of December 31, 2017 and 2016, respectively.

93

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•

certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the consolidated balance sheets, net of any valuation allowance;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

94

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $110,000 may be paid by ONLIC to ONFS in 2018 without prior approval. Dividends of $70,000, $75,000 and $90,000 were declared and paid by ONLIC to ONFS in 2017, 2016 and 2015, respectively.

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $28,000 may be paid by ONLAC to ONLIC in 2018 without prior approval. ONLAC declared and paid dividends to ONLIC of $27,000, $28,000 and $29,000 in 2017, 2016 and 2015, respectively.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2017, 2016 or 2015.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $1,857 may be paid by NSLAC to ONLIC in 2018 without prior approval. NSLAC declared and paid dividends to ONLIC of $1,300 in 2016. No dividends were declared or paid by NSLAC in 2017 or 2015.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2017 or 2016. Dividends of $10,000 were paid by MONT to ONLIC in 2015. No dividends were declared or paid by KENW to ONLIC in 2017, 2016 or 2015.

95

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017, 2016 and 2015

(Dollars in thousands)

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $96,733 and $44,225 as of December 31, 2017 and 2016, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

96

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2017

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$59,484	65,409	65,409
Obligations of states and political subdivisions	989,467	1,028,841	1,028,841
Debt securities issued by foreign governments	17,838	17,870	17,870
Corporate securities	4,824,513	5,113,341	5,113,341
Asset-backed securities	1,164,853	1,175,542	1,175,542
Mortgage-backed securities	1,149,079	1,164,202	1,164,202

Total fixed maturity available-for-sale securities	8,205,234	8,565,205	8,565,205

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	3,227	4,146	4,146
Nonredeemable preferred stocks	28,398	29,493	29,493

Total equity securities available-for-sale	31,625	33,639	33,639

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	6,778	7,375	6,778
Obligations of states and political subdivisions	1,395	1,665	1,395
Debt securities issued by foreign governments	1,000	1,045	1,000
Corporate securities	1,302,593	1,342,126	1,302,593
Asset-backed securities	14,922	15,785	14,922

Total fixed maturity held-to-maturity securities	1,326,688	1,367,996	1,326,688

Trading securities:
Bonds:
Corporate securities	1,149	1,201	1,201
Asset-backed securities	79	81	81
Mortgage-backed securities	3	3	3

Total fixed maturity trading securities	1,231	1,285	1,285

Equity
Seed money	5	5	5

Total trading securities	1,236	1,290	1,290

Mortgage loans on real estate, net	1,211,727		1,208,696	[1]
Real estate, net:
Investment properties	27,393		24,851

Total real estate, net	27,393		24,851	[2]

Policy loans	658,211		658,211
Other long-term investments	133,006		112,144	[3]
Short-term investments securities lending collateral	9,681		9,681
Short-term investments	58,069		58,069

Total investments	$11,662,870		11,998,474

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017:
Individual life insurance	$836,505	7,665,564			708,481
Pension and annuities	721,943	4,728,213			14,961
Other insurance	17,955	346,043			17,994
Corporate	—	—			—

Total	$1,576,403	12,739,820			741,436

2016:
Individual life insurance	$787,668	6,879,417			565,954
Pension and annuities	735,890	2,411,889			7,027
Other insurance	15,821	2,649,591			16,953
Corporate	—	—			—

Total	$1,539,379	11,940,897			589,934

2015:
Individual life insurance	$752,830	6,188,647			479,730
Pension and annuities	747,703	2,802,060			9,665
Other insurance	14,846	1,981,821			16,336
Corporate	—	—			—

Total	$1,515,379	10,972,528			505,731

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2017:
Individual life insurance	$333,254	949,297	84,638	112,212
Pension and annuities	150,682	116,798	188,846	243,206
Other insurance	7,536	14,801	2,048	10,681
Corporate	(11,097)	180,599	(115,912)	47,374

Total	$480,375	1,261,495	159,620	413,473

2016:
Individual life insurance	$317,337	792,658	98,176	107,220
Pension and annuities	151,378	(29,928)	75,305	244,279
Other insurance	8,001	17,619	1,716	10,293
Corporate	(12,658)	(404,175)	14,628	11,609

Total	$464,058	376,174	189,825	373,401

2015:
Individual life insurance	$302,355	714,475	85,065	111,578
Pension and annuities	155,383	45,076	134,059	228,447
Other insurance	8,523	17,782	1,401	8,407
Corporate	(4,043)	43,514	(68,778)	26,972

Total	$462,218	820,847	151,747	375,404

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

  See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2017:
Life insurance in force	$186,585,657	78,492,641	48,570	108,141,586	0.0%
Premiums:
Life insurance	875,462	167,922	941	708,481	0.1%
Pension and annuities	14,961	—	—	14,961	—%
Accident and health insurance	36,909	19,336	421	17,994	2.3%

Total	$927,332	187,258	1,362	741,436	0.2%

2016:
Life insurance in force	$178,877,858	77,892,062	57,749	101,043,545	0.1%
Premiums:
Life insurance	768,452	203,583	1,085	565,954	0.2%
Pension and annuities	7,027	—	—	7,027	—%
Accident and health insurance	34,405	17,959	507	16,953	3.0%

Total	$809,884	221,542	1,592	589,934	0.3%

2015:
Life insurance in force	$171,770,015	77,182,791	63,562	94,650,786	0.1%
Premiums:
Life insurance	669,647	191,226	1,309	479,730	0.3%
Pension and annuities	9,665	—	—	9,665	—%
Accident and health insurance	33,846	18,074	564	16,336	3.5%

Total	$713,158	209,300	1,873	505,731	0.4%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2017:
Valuation allowances – mortgage loans on real estate	$2,941	90	—	—	3,031
2016:
Valuation allowances – mortgage loans on real estate	$3,289	(348)	—	—	2,941
2015:
Valuation allowances – mortgage loans on real estate	$3,816	(527)	—	—	3,289

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account B

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 4, 2018.

Statements of Assets and Contract Owners’ Equity, December 31, 2017.

Statements of Operations for the Period Ended December 31, 2017.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2017 and 2016.

Notes to the Financial Statements, including Financial Highlights for the Periods Ended December 31, 2017, 2016, 2015, 2014 and 2013.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated March 26, 2018.

Consolidated Balance Sheets, December 31, 2017 and 2016.

Consolidated Statements of Income for the Years Ended December 31, 2017, 2016 and 2015.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2017, 2016 and 2015.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2017, 2016 and 2015.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2017, 2016 and 2015.

Notes to Consolidated Financial Statements, December 31, 2017, 2016 and 2015.

Financial Statement Schedules, December 31, 2017, 2016 and 2015.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 21 of Ohio National Variable Account A (File no. 2-91213) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant’s Form N-4, Post-Effective Amendment No. 23 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

(3)(e) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(f) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(g) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(4) Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit (4) of the Registratn’s Form N-4 on May 6, 1993 (File No. 33-62282) and is incorporated by reference herein.

(5)(a) Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant’s Form N-4 on April 25, 1996 (File No. 33-62282) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use was filed as Exhibit 99(9) of the Registrant’s Form N-4, Post-Effective Amendment No. 34 on April 26, 2013 (File no. 33-62284) and is incorporated by reference herein.

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director

Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director
John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director

Julie S. Janson Duke Energy Corporation 550 S. Tryon Street Charlotte, NC 28202	Director

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
John R. Phillips 651 Country Lane Glencoe, IL 60022	Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director
James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Christopher A. Carlson*	Director, Vice Chairman, Strategic Businesses

Gary T. Huffman*	Director, Chairman, President & Chief Executive Officer

H. Douglas Cooke, III*	Executive Vice President and Chief Distribution Officer
Kristal E. Hambrick*	Executive Vice President & Chief Risk Officer
Barbara A. Turner*	Executive Vice President & Chief Administrative Officer

Steven M. Abel*	Senior Vice President, Financial Systems
David A. Azzarito 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America Strategic Business

Richard J. Bodner*	Senior Vice President, Retirement Plans Strategic Business

Christopher J. Calabro*	Senior Vice President, Life Insurance Strategic Business

Rocky Coppola*	Senior Vice President, Finance & Controller
John A. DelPozzo*	Senior Vice President, Traditional Distribution

Michael J. DeWeirdt*	Senior Vice President, Annuities Strategic Business
Anthony W. Dunn*	Senior Vice President & Chief Financial Officer

Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Martin T. Griffin*	Senior Vice President, Institutional Sales

Kush V. Kotecha*	Senior Vice President & Chief Corporate Actuary; Appointed Actuary

Lori A. Landrum*	Senior Vice President & Assistant General Counsel

Charles T. Lanigan*	Senior Vice President, Disability Income Strategic Business

Stephen R. Murphy*	Senior Vice President, Capital Management
William C. Price*	Senior Vice President & Assistant General Counsel

Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer
Michael J. Slattery*	Senior Vice President, Information Technology
James C. Smith*	Senior Vice President, Enterprise Risk Management

Raymond D. Spears*	Senior Vice President & Chief Underwriting Officer
Peter Whipple*	Senior Vice President, Life Product and Financial Management Illustration Actuary

Jose Berrios 550 West Cypress Creek Road Suite 370	Vice President, Regional Actuary, Latin America

Fort Lauderdale, FL 33309
G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, National Sales, ONESCO

Paul G. Boehm, Jr.*	Vice President, Investment Accounting

R. Todd Brockman*	Vice President, Mutual Fund Operations

Philip C. Byrde*	Vice President, Fixed Income Securities
Lori Dashewich*	Vice President, Financial Reporting
Thomas J. DeGaetano*	Vice President, Annuity Strategic Business Unit
Richard J. Dowdle*	Vice President, Institutional Sales

Scott E. Durkee*	Vice President, Flight Operations, President, ON Flight

Donald Flannery*	Vice President, Data Strategy

Joseph Kent Garrett*	Vice President, Enterprise Risk Management and Hedging

Rosemary L. Gatto*	Vice President, Claims
Robert K. Gongwer*	Vice President, Taxes
Jill S. Hartmann*	Vice President, Market Development and Communications

Melinda G. Hubbard*	Vice President, Life Insurance Strategic Business

Danielle D. Ivory*	Vice President, Insurance Operations
Pamela Kalkhoff*	Vice President, Career Agency Distribution

Karl H. Kreunen*	Vice President, Life Product Marketing

Carolyn J. Krisko*	Vice President, Internal Audit

Mark J. Lalli*	Divisional Vice President, Northwest Division
Ian Laverty*	Vice President, Annuity Product Management

Amy S. Leach*	Vice President, Disability Income Strategic Business

John Maddrill IV*	Vice President, Agency Development

Jennifer Marquino*	Vice President, Head of Valuation, Corporate Actuarial

Elizabeth F. Martini*	Vice President & Counsel
Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations and President & Chief Executive Officer, ONESCO

Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture

Angela C. Meehan*	Vice President, Corporate Marketing

Rhonda R. Morgan*	Vice President, IT Corporate Systems

Traci Nelson*	Vice President & Program Manager

Hanh T. Nguyen*	Vice President, Actuarial Financial Reporting

Jeffrey K. Oehler*	Vice President, Information Technology
David M. Orfalea*	Divisional Vice President, Northeast Division

Doris L. Paul*	Vice President, Accounting Operations & Treasurer
Kimberly A. Plante*	Vice President and Counsel

Richard J. Pollard*	Vice President & Disability Income Product Actuary

Gary R. Rodmaker*	Vice President, Fixed Income Securities

Therese R. Rothenberger*	Divisional Vice President, Southeast Division

David E. Spaulding*	Vice President, Financial Reporting

Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division

Annette M. Teders*	Vice President, Private Placements
Andrew J. VanHoy*	Vice President, ONESCO Compliance

Joel G. Varland*	Vice President, Enterprise Risk Management
Gwen Vaught*	Vice President, Underwriting

Michael C. Vogel*	Vice President, Information Technology
Steven A. Wabnitz*	Vice President & Medical Director
Pamela A. Webb*	Vice President, Human Resources

Nancy M. Westbrock*	Vice President, ONESCO Operations
J. Keith Dwyer*	Chief Compliance Officer, Funds

Joseph M. Fischer*	Assistant Secretary

Bradley Owens*	Tax Officer
Nicholas A. Vision*	Tax Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brazil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 28, 2018, the Registrant had 835 non-qualified contracts and 0 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
H. Douglas Cooke, III	Director
Barbara A. Turner	Director
Martin T. Griffin	Director, Chairperson, President & Chief Executive Officer

Thomas J. DeGaetano	Vice President, Annuities

Robert K. Gongwer	Vice President & Tax Officer

Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary

Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer
John McCaffrey	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$30,250	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2018.

Ohio National Variable Account B
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)

By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2018.

The Ohio National Life Insurance Company
(Depositor)

By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Jack E. Brown Jack E. Brown	Director	April 25, 2018
*/s/ Christopher A. Carlson Christopher A. Carlson	Director, Vice Chairman, Strategic Businesses	April 25, 2018
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 25, 2018
*/s/ John W. Hayden John W. Hayden	Director	April 25, 2018
*/s/ Gary T. Huffman Gary T. Huffman	Director, Chairman, President & Chief Executive Officer (Principal Executive Officer)	April 25, 2018
*/s/ Julie S. Janson Julie S. Janson	Director	April 25, 2018
James F. Orr	Director	April 25, 2018
*/s/ John R. Phillips John R. Phillips	Director	April 25, 2018
*/s/ Anthony W. Dunn Anthony W. Dunn	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 25, 2018
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 25, 2018
*/s/ James C. Votruba James C. Votruba	Director	April 25, 2018
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 25, 2018

*By: Kimberly A. Plante Kimberly A. Plante, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consents of KPMG LLP
99(24)	Powers of Attorney